UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04706

Templeton Income Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (954) 527-7500

Date of fiscal year end: 12/31

Date of reporting period: 12/31/18

Item 1. Reports to Stockholders.

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Franklin Templeton

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Dear Shareholder:

During the 12 months ended December 31, 2018, the global economy generally expanded amid higher crude oil prices, upbeat economic data, solid corporate earnings and hints of a slower pace of interest-rate increases from the U.S. Federal Reserve (Fed). The European Central Bank (ECB) left its benchmark interest rate unchanged but reduced its monthly bond purchases and planned to conclude the program at the end of 2018. The Fed raised its federal funds rate range by 0.25% four times in 2018 and continued reducing its balance sheet. Global markets were pressured by concerns about increased technology company regulation, U.S. and European Union political uncertainties, major central banks’ interest-rate policies, and the impact of the U.S.-China trade dispute on global growth and corporate earnings. In this environment, global government bonds, as measured by the FTSE World Government Bond Index, declined 0.84% in U.S. dollar terms but rose 1.10% in local currency terms. The U.S. dollar appreciated against most foreign currencies during the period.

We are committed to our long-term perspective and disciplined investment approach as we conduct a rigorous, fundamental analysis of securities with a regular emphasis on investment risk management.

Historically, patient investors have achieved rewarding results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program, all hallmarks of the Templeton investment philosophy developed more than 60 years ago. We continue to recommend investors consult their financial advisors and review their portfolios to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance.

Templeton Emerging Markets Bond Fund’s annual report includes more detail about prevailing conditions and a discussion about investment decisions during the period. Please remember all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,

Sonal Desai, Ph.D.

Executive Vice President, Chief Investment Officer of Franklin Templeton Fixed income Group

Templeton Income Trust

This letter reflects our analysis and opinions as of December 31, 2018, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

Not FDIC Insured	| May Lose Value	| No Bank Guarantee

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Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Annual Report

Templeton Emerging Markets Bond Fund

This annual report for Templeton Emerging Markets Bond Fund covers the fiscal year ended December 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks current income with capital appreciation as a secondary goal. Under normal market conditions, the Fund invests at least 80% of its net assets in a non-diversified portfolio of bonds issued by governments or government-related entities that are located in emerging market countries, as well as bonds issued by emerging market corporate entities.

Performance Overview

For the 12 months under review, the Fund’s Class A shares had a -3.30% cumulative total return. In comparison, U.S. dollar-denominated emerging market bonds, as measured by the Fund’s benchmark, the J.P. Morgan (JPM) Emerging Markets Bond Index (EMBI) Global, had a -4.61% cumulative total return in U.S. dollar terms for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The year began with sharply rising yields in the U.S. and Europe as reflation sentiments returned to markets. Deregulation efforts and tax cuts in the U.S. were expected to add stimulus to an already strong U.S. economy. The 10-year U.S. Treasury (UST) yield rose 0.45% during the first two months of 2018, finishing February at 2.86%. In Europe, the 10-year German Bund yield rose 0.27% during the first month of the year, reaching its peak yield for the period at 0.77% on February 2, its highest level since 2015. Markets appeared to initially anticipate upcoming rate adjustments from the

Portfolio Composition*

Based on Total Net Assets as of 12/31/18

*Figures reflect certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of derivatives, unsettled trades or other factors.

**Rounds to less than 0.1% of net assets.

***Includes foreign government and agency securities, money market funds and other net assets (including derivatives).

European Central Bank (ECB), but those expectations would largely disappear by the summer.

In February, Jerome Powell took over as U.S. Federal Reserve (Fed) Chair, replacing Janet Yellen. Powell indicated his intentions to continue the glide path of rate hikes and balance sheet unwinding. However, by March, the rising yield trends in the U.S. and Europe stalled and moderately reversed. U.S. protectionist policies in the form of steel and aluminum tariffs, as well as sector-specific tariffs on China, appeared to amplify risk aversion across global financial markets. Credit spreads widened across investment-grade and high-yield credit tiers in the U.S. and Europe during the month, ultimately widening even further over the rest of the year. In April, reflation sentiments briefly resurfaced, driving the 10-year UST yield above 3.00% for the first time in more than four years. However, risk aversion returned to global bond markets in the second half of May, as political turmoil in Italy raised concerns over Italian debt sustainability and the viability of the euro. Yields in Italy, Spain and much of peripheral Europe rose sharply, while yields in Germany, France and the U.S. declined on flights to quality. Several Latin American countries

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 16.

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TEMPLETON EMERGING MARKETS BOND FUND

concurrently saw rising yields and sharp depreciations of their exchange rates on regional volatility.

In mid-June, ECB President Mario Draghi announced the net asset purchase program would be reduced to 15 billion euros per month for October, November and December, and would conclude at the end of 2018. Draghi also indicated rates would likely remain unchanged until at least the summer of 2019, quelling any remaining expectations for a 2018 rate hike. In the U.S., yields briefly rose in July as economic activity continued to strengthen. Annualized second-quarter U.S. gross domestic product came in at 4.2%, its highest level since 2014.

However, a wave of broad-based risk aversion across emerging markets arrived in late August, driving exchange rates lower against the U.S. dollar. Several perceived safe-haven assets rallied, including USTs. We viewed much of the late summer selloffs as fear-driven overreactions that often exceeded the fundamental risks in individual countries. As an asset category, emerging markets showed the highest level of undervaluation across the global fixed income markets, in our assessment, and we expected select countries with healthier or improving underlying fundamentals to rebound from the heightened volatility.

Geographic Composition*

Based on Total Net Assets as of 12/31/18

*Figures reflect certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

By mid-September, risk aversion across emerging markets began to diminish, as several security valuations incrementally stabilized and improved. UST yields rose sharply during the month, on expectations the Fed would hike rates at its September 26 meeting. Those trends continued through October, with the 10-year UST reaching its highest yield of the year on November 8, at 3.24%. However, market volatility escalated in December as global growth uncertainties and trade policy concerns led to rallies in perceived safe-haven assets.

The 10-year UST yield dropped sharply to finish the year at 2.69%, despite the Fed’s fourth rate hike of the year on December 19.

On the whole, duration exposures in the U.S. and in several parts of the world faced headwinds from rising rates during much of the period, before those trends sharply reversed in December. Select local-currency bond markets fared better than others, as valuations strengthened in places like Brazil but weakened in places like Indonesia. On the currency front, the U.S. dollar started the period weaker before significantly strengthening against global currencies over the remainder of the year. On the whole, avoiding UST duration proved important to performance during much of the period, as did long exposure to the U.S. dollar and select positioning in emerging markets.

Investment Strategy

We invest selectively in bonds from emerging markets around the world to seek to generate income for the Fund, pursuing opportunities while monitoring changes in interest rates, currency exchange rates and credit risks. We manage the Fund’s exposure to various currencies and regularly use currency and cross currency forward contracts. We may also use other derivative instruments, such as interest-rate swaps.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date. Currency forward contracts are privately traded in the interbank market, not on a centralized exchange.

What is an interest-rate swap?

An interest-rate swap is an agreement between two parties to exchange interest-rate payment obligations, generally one based on an interest rate fixed to maturity and the other based on an interest rate that changes in accordance with changes in a designated benchmark (for example, LIBOR, prime, commercial paper or other benchmarks).

Manager’s Discussion

During the reporting period, the strategy was positioned for rising rates in the U.S. by maintaining low portfolio duration and using interest-rate swaps to gain negative duration exposure to USTs. The strategy also continued to seek duration exposures in select emerging markets that offered positive real yields without taking undue interest-rate risk, favoring countries that have solid underlying fundamentals and prudent

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TEMPLETON EMERGING MARKETS BOND FUND

Currency Composition*

12/31/18

	% of Total Net Assets

Americas	96.1%

U.S. Dollar	42.1%

Mexican Peso	21.2%

Brazilian Real	15.8%

Argentine Peso	13.9%

Colombian Peso	3.1%

Middle East & Africa	12.1%

Ghanaian Cedi	7.5%

Egyptian Pound	4.6%

South African Rand	0.0%	**

Asia Pacific	9.7%

Indian Rupee	11.3%

Indonesian Rupiah	11.1%

Thailand Baht	4.4%

Australian Dollar	-5.5%

Japanese Yen	-11.6%

Europe	-17.9%

Euro	-17.9%

*Figures represent the net Fund exposure and include certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives or other factors.

**Rounds to less than 0.1%.

fiscal and monetary policies. Several emerging markets continued to offer significantly higher yields than those available in the developed markets. The strategy also held long currency exposures in a number of emerging markets and net-negative exposures to the Japanese yen, euro and Australian dollar, as directional views on the currencies and as hedges against a broadly strengthening U.S. dollar. During the period, we used currency forward contracts to actively manage currencies. We also used interest-rate swaps to tactically manage duration exposures.

 What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

During the period, the Fund’s negative absolute performance was primarily due to currency positions. Overall credit exposures moderately detracted from absolute results while interest-rate strategies contributed. Among currencies, exposure to the Argentine peso and Brazilian real detracted from absolute return, while exposure to the Mexican peso contributed. The Fund’s net-negative positions in the euro and Australian dollar, achieved through the use of currency forward contracts, contributed to absolute results, while its net-negative position in the Japanese yen, also through currency forward contracts, had a largely neutral effect. The Fund maintained low overall portfolio duration, while holding duration exposures in select emerging markets. Select duration exposures in Latin America (Brazil and Argentina) and Africa (Ghana) contributed to absolute performance.

Subsequent to fiscal year-end December 31, 2018, Laura Burakreis departed the firm effective February 1, 2019. Her responsibilities have been allocated to others in the portfolio management team.

Thank you for your participation in Templeton Emerging Markets Bond Fund. We look forward to serving your future investment needs.

Michael Hasenstab, Ph.D. Lead Portfolio Manager

Laura Burakreis

Calvin Ho Portfolio Management Team

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TEMPLETON EMERGING MARKETS BOND FUND

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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TEMPLETON EMERGING MARKETS BOND FUND

Performance Summary as of December 31, 2018

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 12/31/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 4.25% and the minimum is 0%. Class A: 4.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual
Share Class	Total Return[2]	Total Return[3]

A
1-Year	-3.30%	-7.44%

5-Year	+10.73%	+1.18%

Since Inception (4/1/13)	+10.49%	+0.99%

Advisor
1-Year	-3.01%	-3.01%

5-Year	+11.93%	+2.28%

Since Inception (4/1/13)	+11.99%	+1.99%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 9 for Performance Summary footnotes.

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TEMPLETON EMERGING MARKETS BOND FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

Class A (4/1/13–12/31/18)

Advisor Class (4/1/13–12/31/18)

See page 9 for Performance Summary footnotes.

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TEMPLETON EMERGING MARKETS BOND FUND

PERFORMANCE SUMMARY

Distributions (1/1/18–12/31/18)

	Net Investment	Long-Term	Tax Return
Share Class	Income	Capital Gain	of Capital	Total

A	$0.5174	$0.0104	$0.1921	$0.7199

C	$0.4928	$0.0104	$0.1830	$0.6862

R	$0.5109	$0.0104	$0.1899	$0.7112

R6	$0.5394	$0.0104	$0.2003	$0.7501

Advisor	$0.5347	$0.0104	$0.1984	$0.7435

Total Annual Operating Expenses[5]

	With Fee	Without Fee
Share Class	Waiver	Waiver

A	1.17%	2.52%

Advisor	0.92%	2.27%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Foreign securities involve special risks, including currency rate fluctuations (which may be significant over the short term) and economic and political uncertainties; investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a government entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio that may result in significant volatility and cause the Fund to participate in losses on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits and may realize losses when a counterparty fails to perform as promised. Bonds are subject to liquidity risk, which may have an adverse impact on the security’s value or a fund’s ability to sell such securities. Changes in interest rates will affect the value of the Fund’s portfolio, share price and yield. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Investments in lower rated securities include higher risks of default and loss of principal. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 4/30/19. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Source: Morningstar. The JPM EMBI Global tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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TEMPLETON EMERGING MARKETS BOND FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Share Class	Beginning Account Value 7/1/18	Ending Account Value 12/31/18	Expenses Paid During Period 7/1/18–12/31/18[1,2]	Ending Account Value 12/31/18	Expenses Paid During Period 7/1/18–12/31/18[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,018.30	$5.65	$1,019.61	$5.65	1.11%
C	$1,000	$1,016.10	$7.67	$1,017.59	$7.68	1.51%
R	$1,000	$1,017.70	$6.15	$1,019.11	$6.16	1.21%
R6	$1,000	$1,019.00	$3.87	$1,021.37	$3.87	0.76%
Advisor	$1,000	$1,019.70	$4.38	$1,020.87	$4.38	0.86%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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TEMPLETON INCOME TRUST

Financial Highlights

Templeton Emerging Markets Bond Fund

	Year Ended December 31,			Year Ended August 31,
	2018	2017	2016[a]	2016	2015	2014

Class A

Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 9.16	$ 8.84	$ 8.75	$ 8.33	$ 9.78	$ 9.49

Income from investment operations[b]:
Net investment income[c]	0.68	0.70	0.21	0.55	0.48	0.50
Net realized and unrealized gains (losses)	(0.99)	0.20	0.04	0.06	(1.33)	0.28

Total from investment operations	(0.31)	0.90	0.25	0.61	(0.85)	0.78

Less distributions from:
Net investment income	(0.52)	(0.57)	(0.16)	(0.19)	(0.60)	(0.49)
Net realized gains	(0.01)	(0.01)	—	—	—	—
Tax return of capital	(0.19)	—	—	—	—	—

Total distributions	(0.72)	(0.58)	(0.16)	(0.19)	(0.60)	(0.49)

Net asset value, end of year	$8.13	$ 9.16	$ 8.84	$ 8.75	$ 8.33	$ 9.78

Total return[d]	(3.30)%	10.21%	2.89%	7.47%	(8.88)%	8.42%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	2.15%	2.46%	3.22%	2.45%	2.27%	3.24%
Expenses net of waiver and payments by affiliates	1.14%	1.22%	1.11%	1.15%	1.16%	1.25%[f]
Net investment income	8.03%	7.51%	7.16%	6.56%	5.47%	5.16%

Supplemental data
Net assets, end of year (000’s)	$20,728	$19,042	$14,214	$13,643	$14,085	$17,462
Portfolio turnover rate	18.82%	77.90%	15.23%	40.40%	43.49%	6.31%

aFor the period September 1, 2016 to December 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

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TEMPLETON INCOME TRUST

FINANCIAL HIGHLIGHTS

Templeton Emerging Markets Bond Fund (continued)

	Year Ended December 31,			Year Ended August 31,
	2018	2017	2016[a]	2016	2015	2014

Class C

Per share operating performance (for a share outstanding throughout the year) Net asset value, beginning of year	$ 9.15	$ 8.84	$ 8.73	$ 8.31	$ 9.77	$ 9.47

Income from investment operations[b]:
Net investment income[c]	0.65	0.67	0.20	0.51	0.44	0.46
Net realized and unrealized gains (losses)	(1.00)	0.19	0.03	0.07	(1.34)	0.29

Total from investment operations	(0.35)	0.86	0.23	0.58	(0.90)	0.75

Less distributions from:
Net investment income	(0.49)	(0.54)	(0.12)	(0.16)	(0.56)	(0.45)
Net realized gains	(0.01)	(0.01)	—	—	—	—
Tax return of capital	(0.18)	—	—	—	—	—

Total distributions	(0.68)	(0.55)	(0.12)	(0.16)	(0.56)	(0.45)

Net asset value, end of year	$ 8.12	$ 9.15	$ 8.84	$ 8.73	$ 8.31	$ 9.77

Total return[d]	(3.69)%	9.75%	2.67%	6.98%	(9.31)%	8.03%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	2.54%	2.89%	3.74%	2.94%	2.76%	3.64%
Expenses net of waiver and payments by affiliates	1.53%	1.65%	1.63%	1.64%	1.65%	1.65%[f]
Net investment income	7.64%	7.08%	6.64%	6.07%	4.98%	4.76%

Supplemental data
Net assets, end of year (000’s)	$2,799	$2,553	$548	$464	$551	$817
Portfolio turnover rate	18.82%	77.90%	15.23%	40.40%	43.49%	6.31%

aFor the period September 1, 2016 to December 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

12	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

TEMPLETON INCOME TRUST

FINANCIAL HIGHLIGHTS

Templeton Emerging Markets Bond Fund (continued)

	Year Ended December 31,			Year Ended August 31,
	2018	2017	2016[a]	2016	2015	2014

Class R

Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 9.17	$ 8.85	$ 8.71	$ 8.30	$ 9.76	$ 9.48

Income from investment operations[b]:
Net investment income[c]	0.68	0.70	0.21	0.51	0.43	0.47
Net realized and unrealized gains (losses)	(1.00)	0.20	0.05	0.07	(1.31)	0.28

Total from investment operations	(0.32)	0.90	0.26	0.58	(0.88)	0.75

Less distributions from:
Net investment income	(0.51)	(0.57)	(0.12)	(0.17)	(0.58)	(0.47)
Net realized gains	(0.01)	(0.01)	—	—	—	—
Tax return of capital	(0.19)	—	—	—	—	—

Total distributions	(0.71)	(0.58)	(0.12)	(0.17)	(0.58)	(0.47)

Net asset value, end of year	$ 8.14	$ 9.17	$ 8.85	$ 8.71	$ 8.30	$ 9.76

Total return[d]	(3.40)%	10.13%	2.96%	7.15%	(9.14)%	7.94%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates .	2.24%	2.50%	3.12%	2.77%	2.61%	3.49%
Expenses net of waiver and payments by affiliates	1.22%	1.26%	1.01%	1.47%	1.50%	1.50%[f]
Net investment income	7.95%	7.47%	7.26%	6.24%	5.13%	4.91%

Supplemental data
Net assets, end of year (000’s)	$12	$14	$10	$9	$26	$10
Portfolio turnover rate	18.82%	77.90%	15.23%	40.40%	43.49%	6.31%

aFor the period September 1, 2016 to December 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	13

TEMPLETON INCOME TRUST

FINANCIAL HIGHLIGHTS

Templeton Emerging Markets Bond Fund (continued)

	Year Ended December 31,			Year Ended August 31,
	2018	2017	2016[a]	2016	2015	2014

Class R6

Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 9.17	$ 8.85	$ 8.77	$ 8.34	$ 9.79	$ 9.50

Income from investment operations[b]:
Net investment income[c]	0.74	0.74	0.22	0.57	0.50	0.53
Net realized and unrealized gains (losses)	(1.02)	0.19	0.04	0.06	(1.33)	0.27

Total from investment operations	(0.28)	0.93	0.26	0.63	(0.83)	0.80

Less distributions from:
Net investment income	(0.54)	(0.60)	(0.18)	(0.20)	(0.62)	(0.51)
Net realized gains	(0.01)	(0.01)	—	—	—	—
Tax return of capital	(0.20)	—	—	—	—	—

Total distributions	(0.75)	(0.61)	(0.18)	(0.20)	(0.62)	(0.51)

Net asset value, end of year	$8.14	$9.17	$8.85	$8.77	$8.34	$9.79

Total return[d]	(2.95)%	10.50%	2.90%	7.84%	(8.75)%	8.67%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates .	1.91%	2.87%	5.59%	6.58%	2.01%	3.44%
Expenses net of waiver and payments by affiliates	0.78%	0.92%	0.91%	0.93%	0.95%	0.96%[f]
Net investment income	8.39%	7.81%	7.36%	6.77%	5.68%	5.45%

Supplemental data
Net assets, end of year (000’s)	$831	$281	$4	$4	$4	$5
Portfolio turnover rate	18.82%	77.90%	15.23%	40.40%	43.49%	6.31%

aFor the period September 1, 2016 to December 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

14	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

TEMPLETON INCOME TRUST

FINANCIAL HIGHLIGHTS

Templeton Emerging Markets Bond Fund (continued)

	Year Ended December 31,			Year Ended August 31,
	2018	2017	2016[a]	2016	2015	2014

Advisor Class

Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$ 9.19	$ 8.86	$ 8.78	$ 8.35	$ 9.80	$ 9.51

Income from investment operations[b]:
Net investment income[c]	0.76	0.74	0.21	0.55	0.50	0.52
Net realized and unrealized gains (losses)	(1.05)	0.19	0.04	0.07	(1.33)	0.28

Total from investment operations	(0.29)	0.93	0.25	0.62	(0.83)	0.80

Less distributions from:
Net investment income	(0.53)	(0.59)	(0.17)	(0.19)	(0.62)	(0.51)
Net realized gains	(0.01)	(0.01)	—	—	—	—
Tax return of capital	(0.20)	—	—	—	—	—

Total distributions	(0.74)	(0.60)	(0.17)	(0.19)	(0.62)	(0.51)

Net asset value, end of year	$ 8.16	$ 9.19	$ 8.86	$ 8.78	$ 8.35	$ 9.80

Total return[d]	(3.01)%	10.53%	2.90%	7.65%	(8.69)%	8.60%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	1.89%	2.24%	3.09%	2.30%	2.11%	2.99%
Expenses net of waiver and payments by affiliates	0.88%	1.00%	0.98%	1.00%	1.00%	1.00%[f]
Net investment income	8.29%	7.73%	7.29%	6.71%	5.63%	5.41%

Supplemental data
Net assets, end of year (000’s)	$10,797	$1,585	$312	$353	$774	$684
Portfolio turnover rate	18.82%	77.90%	15.23%	40.40%	43.49%	6.31%

aFor the period September 1, 2016 to December 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	15

TEMPLETON INCOME TRUST

Statement of Investments, December 31, 2018

Templeton Emerging Markets Bond Fund

	Shares/ Warrants			Value

Common Stocks and Other Equity Interests 0.0%†
South Africa 0.0%†
[a,b,c] Edcon Holdings Ltd., F wts., 2/20/49	84			$—
[a,b,c] Edcon Holdings Ltd., F1 wts., 2/20/49	1,503,436			—
[a,b,c] Edcon Holdings Ltd., F2 wts., 2/20/49	121,748			—
[a,b,c] K2016470219 South Africa Ltd., A	2,171,539			1,511
[a,b,c] K2016470219 South Africa Ltd., B	619,903			432

Total Common Stocks and Other Equity Interests (Cost $32,218)				1,943

	Principal Amount	*

Foreign Government and Agency Securities 45.9%
Argentina 8.8%
Argentina Treasury Bill, Strip, 4/30/20	2,599,000		ARS	75,929
Argentine Bonos del Tesoro, 18.20%, 10/03/21	12,616,000		ARS	259,013
16.00%, 10/17/23	44,547,000		ARS	1,000,609
senior note, 15.50%, 10/17/26	49,512,000		ARS	989,212
Government of Argentina,
[d] FRN, 65.509%, (ARPP7DRR), 6/21/20	5,545,000		ARS	159,619
[e] Index Linked, 3.75%, 2/08/19	7,691,000		ARS	289,930
[e] Index Linked, 4.00%, 3/06/20	225,000		ARS	7,239
senior note, 4.50%, 2/13/20	359,000			326,196

				3,107,747

Brazil 13.8%
Letra Tesouro Nacional,
Strip, 7/01/21	4,680[f]		BRL	1,000,844
Strip, 1/01/22	340[f]		BRL	69,344
Nota Do Tesouro Nacional,
10.00%, 1/01/23	2,500[f]		BRL	675,336
10.00%, 1/01/25	1,060[f]		BRL	285,529
10.00%, 1/01/27	10,430[f]		BRL	2,808,217

				4,839,270

Colombia 3.1%
Government of Colombia,
senior bond, 7.75%, 4/14/21	58,000,000		COP	18,617
senior bond, 9.85%, 6/28/27	13,000,000		COP	4,920
Titulos de Tesoreria,
B, 7.75%, 9/18/30	381,800,000		COP	125,353
B, 7.00%, 6/30/32	637,000,000		COP	193,643
senior bond, B, 11.00%, 7/24/20	59,000,000		COP	19,734
senior bond, B, 7.00%, 5/04/22	132,000,000		COP	42,461
senior bond, B, 10.00%, 7/24/24	383,000,000		COP	138,885
senior bond, B, 7.50%, 8/26/26	1,199,800,000		COP	390,193
senior bond, B, 6.00%, 4/28/28	428,400,000		COP	125,349
senior note, B, 7.00%, 9/11/19	65,000,000		COP	20,320

				1,079,475

Ethiopia 0.5%
[g] Government of Ethiopia, 144A, 6.625%, 12/11/24	200,000			192,117

16	Annual Report	franklintempleton.com

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS

Templeton Emerging Markets Bond Fund (continued)

	Principal Amount	*		Value

Foreign Government and Agency Securities (continued)
Ghana 7.3%
Ghana Treasury Note,
19.95%, 5/06/19	50,000		GHS	$10,272
17.24%, 11/11/19	50,000		GHS	10,093
17.18%, 1/06/20	110,000		GHS	22,121
16.50%, 3/16/20	1,220,000		GHS	242,053
Government of Ghana,
24.50%, 4/22/19	190,000		GHS	39,489
24.50%, 5/27/19	170,000		GHS	35,542
21.00%, 3/23/20	80,000		GHS	16,630
24.75%, 3/01/21	100,000		GHS	22,182
16.25%, 5/17/21	1,140,000		GHS	218,192
24.50%, 6/21/21	730,000		GHS	162,671
24.75%, 7/19/21	540,000		GHS	120,855
19.50%, 10/18/21	885,000		GHS	182,204
18.75%, 1/24/22	320,000		GHS	63,776
17.60%, 11/28/22	100,000		GHS	18,998
16.50%, 2/06/23	810,000		GHS	149,728
19.75%, 3/25/24	270,000		GHS	53,156
19.00%, 11/02/26	810,000		GHS	153,243
senior bond, 19.75%, 3/15/32	1,212,000		GHS	239,138
senior note, 21.50%, 3/09/20	110,000		GHS	22,865
senior note, 18.50%, 6/01/20	70,000		GHS	14,112
senior note, 18.25%, 9/21/20	100,000		GHS	20,029
senior note, 24.00%, 11/23/20	1,820,000		GHS	395,677
senior note, 16.50%, 3/22/21	1,710,000		GHS	330,084
senior note, 18.25%, 7/25/22	50,000		GHS	9,773

				2,552,883

Indonesia 4.8%
Government of Indonesia,
senior bond, FR31, 11.00%, 11/15/20	777,000,000		IDR	57,837
senior bond, FR34, 12.80%, 6/15/21	48,000,000		IDR	3,737
senior bond, FR35, 12.90%, 6/15/22	8,000,000		IDR	641
senior bond, FR43, 10.25%, 7/15/22	24,000,000		IDR	1,793
senior bond, FR53, 8.25%, 7/15/21	988,000,000		IDR	69,850
senior bond, FR56, 8.375%, 9/15/26	1,866,000,000		IDR	131,957
senior bond, FR59, 7.00%, 5/15/27	8,082,000,000		IDR	525,134
senior bond, FR61, 7.00%, 5/15/22	6,688,000,000		IDR	455,067
senior bond, FR63, 5.625%, 5/15/23	5,925,000,000		IDR	381,129
senior bond, FR71, 9.00%, 3/15/29	332,000,000		IDR	24,375
senior bond, FR73, 8.75%, 5/15/31	414,000,000		IDR	30,052
senior note, FR69, 7.875%, 4/15/19.	104,000,000		IDR	7,264

				1,688,836

Mexico 2.3%
Government of Mexico,
senior bond, M, 8.00%, 6/11/20	101,700[h]		MXN	514,170
senior bond, M, 6.50%, 6/10/21	30,700[h]		MXN	149,379
senior note, M, 5.00%, 12/11/19	30,000[h]		MXN	147,816

				811,365

Senegal 0.6%
[g] Government of Senegal, 144A, 6.25%, 7/30/24	200,000			195,337

franklintempleton.com	Annual Report	17

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS

Templeton Emerging Markets Bond Fund (continued)

	Principal Amount	*		Value

Foreign Government and Agency Securities (continued)
Thailand 4.4%
Bank of Thailand Bond,
senior note, 1.49%, 8/28/19	14,492,000		THB	$447,592
senior note, 1.77%, 3/27/20	29,200,000		THB	903,435
Government of Thailand, senior bond, 3.875%, 6/13/19	6,800,000		THB	212,336

				1,563,363

Ukraine 0.3%
[a,g,i] Government of Ukraine, 144A, VRI, GDP Linked Security, 5/31/40	189,000			108,884

Total Foreign Government and Agency Securities (Cost $20,067,509)				16,139,277

Quasi-Sovereign and Corporate Bonds 1.6%
Costa Rica 1.5%
[b,c] Reventazon Finance Trust, secured bond, first lien, 144A, 8.00%, 11/15/33	566,100			532,069

South Africa 0.1%
[b,c,j] K2016470219 South Africa Ltd.,
senior secured note, 144A, PIK, 3.00%, 12/31/22	169,562			209
senior secured note, 144A, PIK, 8.00%, 12/31/22	42,110		EUR	928
[c,j] K2016470260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%, 12/31/22	104,268			7,414

				8,551

Total Quasi-Sovereign and Corporate Bonds (Cost $899,237)				540,620

Total Investments before Short Term Investments (Cost $20,998,964)				16,681,840

Short Term Investments 48.6%

Foreign Government and Agency Securities 10.6%
Argentina 5.8%
[k] Argentina Treasury Bill,
2/28/19 - 5/31/19	16,771,000		ARS	496,181
9/30/19	31,619,000		ARS	954,860
10/31/19	20,421,000		ARS	594,318

				2,045,359

Egypt 3.5%
[k] Egypt Treasury Bill, 1/08/19 - 3/05/19	22,475,000		EGP	1,236,094

Ghana 0.2%
Ghana Treasury Note, 21.00%, 1/07/19	270,000		GHS	55,283

Mexico 1.1%
[k] Mexico Treasury Bill, 2/28/19 - 9/12/19	784,940	[l]	MXN	385,081

Total Foreign Government and Agency Securities (Cost $3,775,669)				3,721,817

Total Investments before Money Market Funds (Cost $24,774,633)				20,403,657

18	Annual Report	franklintempleton.com

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS

Templeton Emerging Markets Bond Fund (continued)

	Shares	Value

Short Term Investments (continued)
Money Market Funds (Cost $13,375,809) 38.0%
United States 38.0%

[m,n] Institutional Fiduciary Trust Money Market Portfolio, 1.99%	13,375,809	$13,375,809

Total Investments (Cost $38,150,442) 96.1%		33,779,466
Other Assets, less Liabilities 3.9%.		1,387,059

Net Assets 100.0%		$35,166,525

†Rounds to less than 0.1% of net assets.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aNon-income producing.

bFair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.

cSee Note 9 regarding restricted securities.

dThe coupon rate shown represents the rate at period end.

eRedemption price at maturity and coupon payment are adjusted for inflation. See Note 1(f).

fPrincipal amount is stated in 1,000 Brazilian Real Units.

gSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At December 31, 2018, the aggregate value of these securities was $496,338, representing 1.4% of net assets.

hPrincipal amount is stated in 100 Mexican Peso Units.

iThe principal represents the notional amount. See Note 1(c) regarding value recovery instruments.

jIncome may be received in additional securities and/or cash.

kThe security was issued on a discount basis with no stated coupon rate.

lPrincipal amount is stated in 10 Mexican Peso Units.

mSee Note 3(f) regarding investments in affiliated management investment companies.

nThe rate shown is the annualized seven-day effective yield at period end.

At December 31, 2018, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation

OTC Forward Exchange Contracts
Mexican Peso	CITI	Buy	3,398,504	$177,486	1/02/19	$—	$(4,597)
Mexican Peso	CITI	Sell	3,398,504	171,199	1/02/19	—	(1,690)
Euro	DBAB	Sell	304,900	354,890	1/07/19	5,319	—
Japanese Yen	BZWS	Sell	46,442,500	409,556	1/07/19	—	(14,433)
Japanese Yen	JPHQ	Sell	20,000,000	176,683	1/09/19	—	(5,933)
Australian Dollar	JPHQ	Sell	104,250	73,639	1/11/19	172	—
Indian Rupee	JPHQ	Buy	13,837,500	185,688	1/11/19	13,034	—
Japanese Yen	HSBK	Sell	19,800,000	176,253	1/11/19	—	(4,567)
Japanese Yen	JPHQ	Sell	20,000,000	181,717	1/11/19	—	(930)
Australian Dollar	GSCO	Sell	350,000	249,235	1/14/19	2,567	—
Australian Dollar	JPHQ	Sell	208,500	148,100	1/14/19	1,156	—
Euro	BNDP	Sell	625,000	727,062	1/14/19	10,048	—
Indian Rupee	DBAB	Buy	29,840,000	396,571	1/14/19	31,861	—
Indian Rupee	JPHQ	Buy	15,031,190	201,073	1/14/19	14,740	—
Australian Dollar	CITI	Sell	92,225	65,600	1/15/19	602	—
Euro	DBAB	Sell	33,250	38,796	1/15/19	648	—
Indian Rupee	JPHQ	Buy	15,029,810	199,679	1/15/19	16,096	—
Mexican Peso	CITI	Buy	2,335,000	120,669	1/16/19	—	(2,162)
Indian Rupee	JPHQ	Buy	20,962,000	279,661	1/17/19	21,230	—

franklintempleton.com	Annual Report	19

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS

Templeton Emerging Markets Bond Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation

OTC Forward Exchange Contracts (continued)
Japanese Yen	BZWS	Sell	10,100,000	$91,088	1/17/19	$—	$(1,194)
Euro	UBSW	Sell	25,815	29,929	1/22/19	292	—
Euro	DBAB	Sell	128,180	148,306	1/24/19	1,124	—
Euro	UBSW	Sell	660,000	764,135	1/24/19	6,295	—
Indonesian Rupiah	HSBK	Buy	2,940,000,000	189,922	1/24/19	13,600	—
Euro	JPHQ	Sell	27,350	31,607	1/25/19	200	—
Euro	BZWS	Sell	236,000	270,991	1/31/19	—	(160)
Euro	DBAB	Sell	137,583	157,890	1/31/19	—	(185)
Euro	CITI	Sell	309,594	354,826	2/01/19	—	(908)
Japanese Yen	JPHQ	Sell	20,400,000	182,247	2/01/19	—	(4,370)
Japanese Yen	SCNY	Sell	20,370,000	182,037	2/01/19	—	(4,305)
Indian Rupee	JPHQ	Buy	31,220,000	416,733	2/04/19	30,651	—
Indonesian Rupiah	JPHQ	Buy	9,517,000,000	616,107	2/04/19	41,553	—
Australian Dollar	BNDP	Sell	492,000	353,550	2/05/19	6,654	—
Euro	BNDP	Sell	1,000,000	1,149,871	2/05/19	478	—
Mexican Peso	CITI	Buy	11,484,750	593,813	2/05/19	—	(12,796)
Japanese Yen	JPHQ	Sell	20,420,000	191,385	2/12/19	4,435	—
Australian Dollar	CITI	Sell	92,225	65,372	2/13/19	339	—
Australian Dollar	JPHQ	Sell	104,250	73,939	2/13/19	427	—
Indian Rupee	CITI	Buy	53,117,186	712,600	2/13/19	47,723	—
Euro	BOFA	Sell	32,247	36,751	2/19/19	—	(354)
Euro	JPHQ	Sell	27,350	31,102	2/19/19	—	(368)
Japanese Yen	JPHQ	Sell	158,200,000	1,407,010	2/19/19	—	(42,088)
Euro	JPHQ	Sell	27,350	31,466	2/20/19	—	(7)
Euro	JPHQ	Sell	27,350	31,532	2/21/19	57	—
Euro	UBSW	Sell	25,815	29,757	2/21/19	48	—
Mexican Peso	HSBK	Buy	15,380,000	783,734	2/22/19	—	(7,503)
Mexican Peso	CITI	Buy	19,977,374	1,028,860	2/27/19	—	(21,302)
Australian Dollar	BOFA	Sell	763,000	552,565	2/28/19	14,415	—
Euro	BZWS	Sell	118,000	135,275	2/28/19	—	(597)
Euro	DBAB	Sell	137,637	156,846	2/28/19	—	(1,637)
Brazilian Real	JPHQ	Buy	2,747,303	644,000	3/06/19	62,233	—
Euro	DBAB	Sell	304,900	348,998	3/06/19	—	(2,267)
Euro	DBAB	Sell	393,000	451,620	3/11/19	—	(1,346)
Japanese Yen	BZWS	Sell	20,370,000	182,266	3/11/19	—	(4,636)
Euro	DBAB	Sell	33,250	38,230	3/12/19	—	(97)
Australian Dollar	CITI	Sell	92,550	66,866	3/13/19	1,577	—
Mexican Peso	CITI	Buy	1,690,390	84,963	3/13/19	97	—
Australian Dollar	DBAB	Sell	423,000	302,885	3/18/19	4,461	—
Euro	BOFA	Sell	16,123	18,324	3/18/19	—	(272)
Euro	DBAB	Sell	713,000	815,458	3/18/19	—	(6,853)
Indian Rupee	HSBK	Buy	44,800,000	608,282	3/19/19	30,294	—
Indonesian Rupiah	HSBK	Buy	4,850,000,000	312,601	3/19/19	20,659	—
Mexican Peso	CITI	Buy	9,290,000	480,600	3/20/19	—	(13,675)
Indonesian Rupiah	JPHQ	Buy	14,900,000,000	966,277	3/27/19	56,390	—
Mexican Peso	CITI	Buy	4,729,821	242,120	3/27/19	—	(4,672)
Euro	BZWS	Sell	118,000	134,914	3/28/19	—	(1,300)
Indian Rupee	DBAB	Buy	53,060,000	712,885	3/29/19	42,497	—
Mexican Peso	CITI	Buy	3,398,504	168,870	3/29/19	1,686	—
Japanese Yen	DBAB	Sell	9,900,000	89,379	4/15/19	—	(1,745)
Japanese Yen	BNDP	Sell	78,012,000	702,418	5/07/19	—	(16,965)
Mexican Peso	GSCO	Buy	1,464,330	69,309	5/15/19	3,582	—
Mexican Peso	JPHQ	Buy	6,083,000	288,521	5/31/19	13,439	—
Mexican Peso	HSBK	Buy	7,980,000	383,654	6/03/19	12,268	—
Mexican Peso	CITI	Buy	38,343,902	1,836,702	6/14/19	62,096	—

20	Annual Report	franklintempleton.com

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS

Templeton Emerging Markets Bond Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation

OTC Forward Exchange Contracts (continued)
Mexican Peso	DBAB	Buy	3,300,000	$159,420	6/20/19	$3,827	$—

Total Forward Exchange Contracts						$600,870	$(185,914)

Net unrealized appreciation (depreciation)						$414,956

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

At December 31, 2018, the Fund had the following interest rate swap contracts outstanding. See Note 1(c).

Interest Rate Swap Contracts

				Value/
				Unrealized
	Payment	Maturity	Notional	Appreciation
Description	Frequency	Date	Amount	(Depreciation)

Centrally Cleared Swap Contracts
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.018%	Semi-Annual	8/22/23	$520,000	$(14,291)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.914%	Semi-Annual	1/22/25	440,000	15,260
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.970%	Semi-Annual	1/23/25	550,000	17,200
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.973%	Semi-Annual	1/27/25	320,000	9,917
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.937%	Semi-Annual	1/29/25	80,000	2,663
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.942%	Semi-Annual	1/30/25	70,000	2,311
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.817%	Semi-Annual	2/03/25	110,000	4,469
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.794%	Semi-Annual	3/13/47	200,000	253
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.980%	Semi-Annual	2/20/48	102,000	(4,082)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.002%	Semi-Annual	2/22/48	102,000	(4,240)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.019%	Semi-Annual	2/23/48	102,000	(4,595)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.292%	Semi-Annual	10/26/48	600,000	(57,967)

Total Interest Rate Swap Contracts				$(33,102)

See Note 10 regarding other derivative information.

See Abbreviations on page 39.

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	21

TEMPLETON INCOME TRUST

Financial Statements

Statement of Assets and Liabilities

December 31, 2018

Templeton Emerging Markets Bond Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$24,774,633
Cost - Non-controlled affiliates (Note 3f)	13,375,809

Value - Unaffiliated issuers	$20,403,657
Value - Non-controlled affiliates (Note 3f)	13,375,809
Restricted cash for OTC derivative contracts (Note 1d)	110,000
Foreign currency, at value (cost $456,588)	456,220
Receivables:
Capital shares sold	14,333
Interest	475,891
Affiliates	32,915
Deposits with brokers for:
Centrally cleared swap contracts	128,490
Unrealized appreciation on OTC forward exchange contracts	600,870
Other assets.	2

Total assets	35,598,187

Liabilities:
Payables:
Capital shares redeemed	17,093
Distribution fees	11,864
Transfer agent fees	10,062
Professional fees	59,410
Variation margin on centrally cleared swap contracts	11,384
Deposits from brokers for: OTC derivative contracts	110,000
Unrealized depreciation on OTC forward exchange contracts	185,914
Deferred tax	7,789
Accrued expenses and other liabilities	18,146

Total liabilities	431,662

Net assets, at value.	$35,166,525

Net assets consist of:
Paid-in capital	$39,728,891
Total distributable earnings (loss)	(4,562,366)

Net assets, at value	$35,166,525

22	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

TEMPLETON INCOME TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)

December 31, 2018

Templeton Emerging Markets Bond Fund

Class A:
Net assets, at value	$20,727,726

Shares outstanding	2,549,817

Net asset value per share[a]	$8.13

Maximum offering price per share (net asset value per share ÷ 95.75%)	$8.49

Class C:
Net assets, at value	$ 2,798,634

Shares outstanding	344,697

Net asset value and maximum offering price per share[a]	$8.12

Class R:
Net assets, at value	$ 12,097

Shares outstanding	1,486

Net asset value and maximum offering price per share	$8.14

Class R6:
Net assets, at value	$ 830,695

Shares outstanding	102,018

Net asset value and maximum offering price per share	$8.14

Advisor Class:
Net assets, at value	$10,797,373

Shares outstanding	1,323,695

Net asset value and maximum offering price per share	$8.16

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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TEMPLETON INCOME TRUST

FINANCIAL STATEMENTS

Statement of Operations

for the year ended December 31, 2018

Templeton Emerging Markets Bond Fund

Investment income:
Dividends:
Non-controlled affiliates (Note 3f)	$161,126
Interest: (net of foreign taxes)~
Unaffiliated issuers	2,976,051

Total investment income	3,137,177

Expenses:
Management fees (Note 3a)	358,807
Distribution fees: (Note 3c)
Class A	62,507
Class C	21,627
Class R	45
Transfer agent fees: (Note 3e)
Class A	42,197
Class C	5,911
Class R	23
Class R6	1,506
Advisor Class	11,254
Custodian fees (Note 4)	17,621
Reports to shareholders	27,011
Registration and filing fees	79,722
Professional fees	74,085
Other	25,621

Total expenses	727,937
Expenses waived/paid by affiliates (Note 3f and 3g)	(346,219)

Net expenses	381,718

Net investment income	2,755,459

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:#
Unaffiliated issuers	(1,344,870)
Foreign currency transactions	(118,368)
Forward exchange contracts	261,185
Swap contracts	(76,326)

Net realized gain (loss)	(1,278,379)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(3,935,804)
Translation of other assets and liabilities denominated in foreign currencies	(935)
Forward exchange contracts	551,488
Swap contracts	135,616
Change in deferred taxes on unrealized appreciation	13,505

Net change in unrealized appreciation (depreciation)	(3,236,130)

Net realized and unrealized gain (loss)	(4,514,509)

Net increase (decrease) in net assets resulting from operations	$(1,759,050)

~Foreign taxes withheld on interest	$84,456
#Net of foreign taxes	$106,292

24	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

TEMPLETON INCOME TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Templeton Emerging Markets Bond Fund

	Year Ended December 31,
	2018	2017

Increase (decrease) in net assets:
Operations:
Net investment income	$2,755,459	$1,406,842
Net realized gain (loss)	(1,278,379)	116,448
Net change in unrealized appreciation (depreciation)	(3,236,130)	43,552

Net increase (decrease) in net assets resulting from operations	(1,759,050)	1,566,842

Distributions to shareholders: (Note 1f)
Class A	(1,430,218)	(1,060,109)
Class C	(190,191)	(99,205)
Class R	(778)	(790)
Class R6	(50,997)	(8,699)
Advisor Class	(463,660)	(91,463)

Distributions to shareholders from tax return of capital:
Class A	(523,696)	—
Class C	(69,498)	—
Class R	(283)	—
Class R6	(19,255)	—
Advisor Class	(178,421)	—

Total distributions to shareholders	(2,926,997)	(1,260,266)

Capital share transactions: (Note 2)
Class A	5,088,244	4,460,643
Class C	702,879	2,034,679
Class R	157	2,764
Class R6	659,632	284,155
Advisor Class	9,926,593	1,297,568

Total capital share transactions	16,377,505	8,079,809

Net increase (decrease) in net assets	11,691,458	8,386,385
Net assets:
Beginning of year	23,475,067	15,088,682

End of year (Note 1f)	$35,166,525	$23,475,067

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	25

TEMPLETON INCOME TRUST

Notes to Financial Statements

Templeton Emerging Markets Bond Fund

1. Organization and Significant Accounting Policies

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Templeton Emerging Markets Bond Fund (Fund) is included in this report. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Beginning on October 19, 2018, Class C shares automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the

26	Annual Report	franklintempleton.com

TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Emerging Markets Bond Fund (continued)

investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counter-parties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain

franklintempleton.com	Annual Report	27

TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Emerging Markets Bond Fund (continued)

1. Organization and Significant Accounting Policies (continued)

c. Derivative Financial Instruments (continued)

counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The Fund invests in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains in the Statement of Operations. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

See Note 10 regarding other derivative information.

d. Restricted Cash

At December 31, 2018, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected in the Statement of Assets and Liabilities.

e. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

28	Annual Report	franklintempleton.com

TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Emerging Markets Bond Fund (continued)

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of December 31, 2018, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.*

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income in the Statement of Operations.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

*Effective during the current reporting period, it is no longer required to present certain line items in the Statements of Changes in Net Assets. The below prior period amounts affected by this change are shown as they were in the prior year Statements of Changes in Net Assets.

franklintempleton.com	Annual Report	29

TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Emerging Markets Bond Fund (continued)

1. Organization and Significant Accounting Policies (continued)

For the year ended December 31, 2017, distributions to shareholders were as follows:

Distributions from net investment income :
Class A	$(1,047,443)
Class C	(97,628)
Class R	(781)
Class R6	(8,508)
Advisor Class	(90,341)
Distributions from net realized gains:
Class A	(12,666)
Class C	(1,577)
Class R	(9)
Class R6	(191)
Advisor Class	(1,122)

For the year ended December 31, 2017, undistributed net investment income included in net assets was $203,368.

2. Shares of Beneficial Interest

At December 31, 2018, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Year Ended December 31,
	2018		2017
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold[a]	2,364,968	$21,343,779	962,316	$9,056,779
Shares issued in reinvestment of distributions	161,154	1,337,905	61,094	567,720
Shares redeemed	(2,055,249)	(17,593,440)	(551,755)	(5,163,856)

Net increase (decrease)	470,873	$5,088,244	471,655	$4,460,643

Class C Shares:
Shares sold	237,242	$2,155,226	270,483	$2,535,724
Shares issued in reinvestment of distributions	30,413	252,051	10,482	97,069
Shares redeemed[a]	(202,063)	(1,704,398)	(63,809)	(598,114)

Net increase (decrease)	65,592	$702,879	217,156	$2,034,679

Class R Shares:
Shares sold	341	$2,957	279	$2,614
Shares issued in reinvestment of distributions	42	350	23	217
Shares redeemed	(370)	(3,150)	(7)	(67)

Net increase (decrease)	13	$157	295	$2,764

Class R6 Shares:
Shares sold	121,779	$1,084,881	32,626	$307,026
Shares issued in reinvestment of distributions	8,521	69,882	913	8,401
Shares redeemed	(58,902)	(495,131)	(3,412)	(31,272)

Net increase (decrease)	71,398	$659,632	30,127	$284,155

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Emerging Markets Bond Fund (continued)

	Year Ended December 31,
	2018		2017
	Shares	Amount	Shares	Amount

Advisor Class Shares:
Shares sold	1,430,822	$12,333,674	288,724	$2,724,790
Shares issued in reinvestment of distributions	78,603	637,826	9,194	85,807
Shares redeemed	(358,309)	(3,044,907)	(160,561)	(1,513,029)

Net increase (decrease)	1,151,116	$9,926,593	137,357	$1,297,568

aMay include a portion of Class C shares that were automatically converted to Class A.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation

Franklin Advisers, Inc. (Advisers)	Investment manager

Franklin Templeton Services, LLC (FT Services)	Administrative manager

Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets

1.050%	Up to and including $1 billion

1.030%	Over $1 billion, up to and including $5 billion

1.010%	Over $5 billion, up to and including $10 billion

0.990%	Over $10 billion, up to and including $15 billion

0.970%	Over $15 billion, up to and including $20 billion

0.950%	In excess of $20 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Emerging Markets Bond Fund (continued)

3. Transactions with Affiliates (continued)

c. Distribution Fees (continued)

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	0.65%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the year:

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$12,256
CDSC retained	$1,384

Effective on or about March 1, 2019, certain front-end sales charges on Class A shares will be lowered. Further details are disclosed in the Fund’s Prospectus.

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the year ended December 31, 2018, the Fund paid transfer agent fees of $60,891, of which $37,485 was retained by Investor Services.

f. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2018, the Fund held investments in affiliated management investment companies as follows:

	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Year	Value at End of Year	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.99%	6,581,624	32,532,426	(25,738,241)	13,375,809	$13,375,809	$161,126	$ —	$ —

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Emerging Markets Bond Fund (continued)

g. Waiver and Expense Reimbursements

Effective February 1, 2018, Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for Class A, Class C, Class R and Advisor Class of the Fund do not exceed 0.86%, and effective May 1, 2018, Class R6 does not exceed 0.76% based on the average net assets of each class until April 30, 2019. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.

Prior to May 1, 2018, the expenses (excluding certain fees and expenses as previously disclosed) for Class R6 were limited to 0.79% based on the average net assets of the class.

Prior to February 1, 2018, the expenses (excluding certain fees and expenses as previously disclosed) for Class A, Class C, Class R and Advisor Class were limited to 1.00% and expenses for Class R6 were limited to 0.93% based on the average net assets of each class.

h. Other Affiliated Transactions

At December 31, 2018, Advisers owned 18.2% of the Fund’s outstanding shares.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended December 31, 2018, there were no credits earned.

5. Income Taxes

The tax character of distributions paid during the years ended December 31, 2018 and 2017, was as follows:

	2018	2017

Distributions paid from:
Ordinary income	$2,091,980	$1,260,266
Long term capital gain	43,864	—

	$2,135,844	$1,260,266

Return of capital	791,153	—

	$2,926,997	$1,260,266

At December 31, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$38,721,662

Unrealized appreciation	$ 797,290
Unrealized depreciation	(5,343,077)

Net unrealized appreciation (depreciation)	$(4,545,787)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of foreign currency transactions.

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Emerging Markets Bond Fund (continued)

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2018, aggregated $10,898,188 and $3,126,776, respectively.

7. Credit Risk

At December 31, 2018, the Fund had 44.0% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

8. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. Restricted Securities

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At December 31, 2018, investments in restricted securities, excluding securities exempt from registration under the 1933 Act deemed to be liquid, were as follows:

Principal Amount*/ Shares/ Warrants		Issuer	Acquisition Date	Cost	Value

84		Edcon Holdings Ltd., F wts., 2/20/49	11/27/15	$1	$—
1,503,436		Edcon Holdings Ltd., F1 wts., 2/20/49	11/27/15	15,929	—
121,748		Edcon Holdings Ltd., F2 wts., 2/20/49	11/27/15	1,290	—
2,171,539		K2016470219 South Africa Ltd., A	5/16/13 - 2/01/17	14,538	1,511
619,903		K2016470219 South Africa Ltd., B	2/01/17	460	432
169,562		K2016470219 South Africa Ltd., senior secured note, 144A, PIK, 3.00%, 12/31/22	5/16/13 - 12/31/18	228,135	209
42,110	EUR	K2016470219 South Africa Ltd., senior secured note, 144A, PIK, 8.00%, 12/31/22	2/01/17 - 12/31/18	25,404	928
104,268		K2016470260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%, 12/31/22	2/01/17 - 12/31/18	79,598	7,414
566,100		Reventazon Finance Trust, secured bond, first lien, 144A, 8.00%, 11/15/33	12/18/13	566,100	532,069

		Total Restricted Securities (Value is 1.5% of Net Assets)		$931,455	$542,563

*In U.S. dollars unless otherwise indicated.

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Emerging Markets Bond Fund (continued)

10. Other Derivative Information

At December 31, 2018, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Variation margin on centrally cleared swap contracts	$ 52,073	[a]	Variation margin on centrally cleared swap contracts	$85,175	[a]
Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	600,870		Unrealized depreciation on OTC forward exchange contracts	185,914
Value recovery instruments	Investments in securities, at value	108,884	[b]

Totals		$761,827			$271,089

aThis amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

bVRI are included in investments in securities, at value in the Statement of Assets and Liabilities.

For the year ended December 31, 2018, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Location	Net Realized Gain (Loss) for the Year		Statement of Operations Location	Net Change in Unrealized Appreciation (Depreciation) for the Year

	Net realized gain (loss) from:			Net change in unrealized
				appreciation (depreciation) on:
Interest rate contracts	Swap contracts	$(76,326)		Swap contracts	$135,616
Foreign exchange contracts	Forward exchange contracts	261,185		Forward exchange contracts	551,488
Value recovery instruments	Investments	13,419	[a]	Investments	(12,633)[a]

Totals		$198,278			$674,471

aVRI contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended December 31, 2018, the average month end notional amount of swap contracts represented $3,148,923. The average month end contract value of forward exchange contracts and fair value of VRI, was $23,677,741 and $169,120, respectively.

At December 31, 2018, the Fund’s OTC derivative assets and liabilities are as follows:

	Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
	Assets[a]	Liabilities[a]

Derivatives
Forward exchange contracts	$600,870	$185,914

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Emerging Markets Bond Fund (continued)

10. Other Derivative Information (continued)

At December 31, 2018, the Fund’s OTC derivative assets, which may be offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received[a,b]	Cash Collateral Received[b]	Net Amount (Not less than zero)

Counterparty
BNDP	$17,180	$(16,965)	$ —	$ —	$ 215
BOFA	14,415	(626)	—	—	13,789
BZWS	—	—	—	—	—
CITI	114,120	(61,802)	—	—	52,318
DBAB	89,737	(14,130)	—	(75,607)	—
GSCO	6,149	—	—	—	6,149
HSBK	76,821	(12,070)	—	—	64,751
JPHQ.	275,813	(53,696)	(222,117)	—	—
SCNY	—	—	—	—	—
UBSW	6,635	—	—	—	6,635

Total	$600,870	$(159,289)	$(222,117)	$(75,607)	$143,857

At December 31, 2018, the Fund’s OTC derivative liabilities, which may be offset against the Fund’s OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged	Cash Collateral Pledged	Net Amount (Not less than zero)

Counterparty
BNDP	$ 16,965	$(16,965)	$ —	$ —	$ —
BOFA	626	(626)	—	—	—
BZWS	22,320	—	—	—	22,320
CITI	61,802	(61,802)	—	—	—
DBAB	14,130	(14,130)	—	—	—
GSCO	—	—	—	—	—
HSBK	12,070	(12,070)	—	—	—
JPHQ	53,696	(53,696)	—	—	—
SCNY	4,305	—	—	—	4,305
UBSW	—	—	—	—	—

Total	$185,914	$(159,289)	$ —	$ —	$26,625

aAt December 31, 2018, the Fund received U.S. Treasury Bonds and Notes as collateral for derivatives.

bIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

See Note 1(c) regarding derivative financial instruments.

See Abbreviations on page 39.

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Emerging Markets Bond Fund (continued)

11. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 8, 2019. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective February 8, 2019, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 7, 2020, for a total of $2 billion.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2018, the Fund did not use the Global Credit Facility.

12. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of December 31, 2018, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total

Assets:
Investments in Securities:[a]
Equity Investments:[b]
South Africa	$—	$—	$1,943	[c]	$1,943
Foreign Government and Agency Securities	—	16,139,277	—		16,139,277
Quasi-Sovereign and Corporate Bonds:
Costa Rica	—	—	532,069		532,069
South Africa	—	7,414	1,137		8,551
Short Term Investments	13,375,809	3,721,817	—		17,097,626

Total Investments in Securities	$13,375,809	$19,868,508	$535,149		$33,779,466

Other Financial Instruments:
Forward Exchange Contracts	$—	$600,870	$—		$600,870
Swap Contracts	—	52,073	—		52,073

Total Other Financial Instruments	$—	$652,943	$—		$652,943

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Emerging Markets Bond Fund (continued)

12. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$185,914	$—	$185,914
Swap Contracts	—	85,175	—	85,175

Total Other Financial Instruments	$—	$271,089	$—	$271,089

aFor detailed categories, see the accompanying Statement of Investments.

bIncludes common stocks as well as other equity interests.

cIncludes securities determined to have no value at December 31, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the year. At December 31, 2018, the reconciliation of assets, is as follows:

	Balance at Beginning of Year		Purchases	Sales	Transfer Into Level 3[a]	Transfer Out of Level 3	Cost Basis Adjustments	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Year		Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Year End

Assets:
Investments in Securities:
Equity Investments:[b]
South Africa	$ 2,256	[c]	$—	$—	$ —	$—	$—	$—	$ (313)	$1,943	[c]	$ (313)
Quasi-Sovereign and Corporate Bonds:
Costa Rica	645,391		—	(17,700)	—	—	—	—	(95,622)	532,069		(93,755)
South Africa	234		—	—	3,267	—	—	—	(2,364)	1,137		(2,364)

Total Investments in Securities	$647,881		$—	$(17,700)	$3,267	$—	$—	$—	$(98,299)	$535,149		$(96,432)

aThe investments were transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs.

bIncludes common stocks as well as other equity interests.

cIncludes securities determined to have no value.

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Emerging Markets Bond Fund (continued)

Significant unobservable valuation inputs for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of December 31, 2018, are as follows:

Description	Fair Value at End of Year	Valuation Technique	Unobservable Input		Amount	Impact to Fair Value if Input Increases[a]

Assets:
Investments in Securities:
Quasi-Sovereign and Corporate Bonds
Costa Rica	$532,069	Discounted cash flow model	Discount rate	[b]	9.1%	Decrease	[c]

All other investments[d]	3,080

Total	$535,149

aRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.

bThe discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS curve, and an incremental credit spread that combines with the first two components to arrive at an 8% yield on issue date for an 8% coupon bond issued at par.

cRepresents a significant impact to fair value and net assets.

dIncludes fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs. May also include investments with values derived using private transaction prices or non-public third party pricing information which is unobservable.

13. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

Abbreviations

Counterparty		Currency		Selected Portfolio

BNDP	BNP Paribas	ARS	Argentine Peso	ARPP7DRR	Argentina Central Bank 7 Day Repo Rate
BOFA	Bank of America Corp.	BRL	Brazilian Real	FRN	Floating Rate Note
BZWS	Barclays Bank PLC	COP	Colombian Peso	GDP	Gross Domestic Product
CITI	Citigroup, Inc.	EGP	Egyptian Pound	LIBOR	London InterBank Offered Rate
DBAB	Deutsche Bank AG	EUR	Euro	PIK	Payment-In-Kind
GSCO	The Goldman Sachs Group Inc.	GHS	Ghanaian Cedi	VRI	Value Recovery Instruments
HSBK	HSBC Bank PLC	IDR	Indonesian Rupiah
JPHQ	JP Morgan Chase & Co.	MXN	Mexican Peso
SCNY	Standard Chartered Bank	THB	Thailand Baht
UBSW	UBS AG	USD	United States Dollar

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TEMPLETON INCOME TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Templeton Income Trust and Shareholders of Templeton Emerging Markets Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Templeton Emerging Markets Bond Fund (the “Fund”) as of December 31, 2018, the related statement of operations for the year ended December 31, 2018, the statement of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 15, 2019

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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TEMPLETON INCOME TRUST

Tax Information (unaudited)

Templeton Emerging Markets Bond Fund

Under Section 852(b)(3)(C) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $43,864 as a long term capital gain dividend for the fiscal year ended December 31, 2018.

At December 31, 2018, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. The Fund elects to treat foreign taxes paid as allowed under Section 853 of the Internal Revenue Code. This election will allow shareholders of record as of the first distribution in 2019, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

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TEMPLETON INCOME TRUST

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Harris J. Ashton (1932) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Trustee	Since 1992	136	Bar-S Foods (meat packing company) (1981-2010).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Ann Torre Bates (1958) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Trustee	Since 2008	38

Ares Capital Corporation (specialty

finance company) (2010-present),

United Natural Foods, Inc. (distributor

of natural, organic and specialty foods)

(2013-present), Allied Capital

Corporation (financial services)

(2003-2010), SLM Corporation (Sallie

Mae) (1997-2014) and Navient

Corporation (loan management,

servicing and asset recovery)

(2014-2016).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).

Mary C. Choksi (1950) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Trustee	Since 2016	136

Avis Budget Group Inc. (car rental)

(2007-present), Omnicom Group Inc.

(advertising and marketing

communications services)

(2011-present) and White Mountains

Insurance Group, Ltd. (holding

company) (2017-present).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Founder and Senior Advisor, Strategic Investment Group (investment management group)

(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing

Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior

Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Edith E. Holiday (1952) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Lead Independent Trustee	Trustee since 2001 and Lead Independent Trustee since 2007	136

Hess Corporation (exploration of oil

and gas) (1993-present), Canadian

National Railway (railroad)

(2001-present), White Mountains

Insurance Group, Ltd. (holding

company) (2004-present), Santander

Consumer USA Holdings, Inc.

(consumer finance) (2016-present),

RTI International Metals, Inc.

(manufacture and distribution of

titanium) (1999-2015) and H.J. Heinz

Company (processed foods and allied

products) (1994-2013).

Principal Occupation During at Least the Past 5 Years:

Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the

Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).

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TEMPLETON INCOME TRUST

Independent Board Members (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

J. Michael Luttig (1954) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Trustee	Since 2009	136	Boeing Capital Corporation (aircraft financing) (2006-2013).

Principal Occupation During at Least the Past 5 Years:

Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (aerospace company) (2006-present);

and formerly, Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

David W. Niemiec (1949) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Trustee	Since 2005	38	Hess Midstream Partners LP (oil and gas midstream infrastructure) (2017-present).

Principal Occupation During at Least the Past 5 Years:

Advisor, Saratoga Partners (private equity fund); and formerly, Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon

Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial Officer, Dillon, Read & Co. Inc. (1982-1997).

Larry D. Thompson (1945) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Trustee	Since 2005	136

The Southern Company (energy

company) (2014-present; previously

2010-2012), Graham Holdings

Company (education and media

organization) (2011-present) and

Cbeyond, Inc. (business

communications provider)

(2010-2012).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); Independent Compliance Monitor and Auditor,

Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-present); John A. Sibley Professor of Corporate and Business

Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly, Executive Vice President – Government

Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President – Government

Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

Constantine D. Tseretopoulos (1954) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Trustee	Since 2003	24	None

Principal Occupation During at Least the Past 5 Years:

Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and

formerly, Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center

(1982-1985).

Robert E. Wade (1946) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Trustee	Since 2006	38	El Oro Ltd (investments) (2003-present).

Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in private practice as a sole practitioner (1972-2008) and member of various boards.

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TEMPLETON INCOME TRUST

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

**Gregory E. Johnson (1961) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	150	None

Principal Occupation During at Least the Past 5 Years:

Chairman of the Board, Member – Office of the Chairman, Director and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin  Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments; Vice Chairman, Investment Company Institute; and formerly, President, Franklin Resources, Inc.

(1994-2015).

**Rupert H. Johnson, Jr. (1940) One Franklin Parkway San Mateo, CA 94403-1906	Chairman of the Board, Trustee and Vice President	Chairman of the Board, Trustee since 2013 and Vice President since 1996	136	None

Principal Occupation During at Least the Past 5 Years:

Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice

President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of

Franklin Resources, Inc. and of 40 of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2012	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments.

Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 44 of the investment companies in Franklin Templeton Investments.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and

officer of 44 of the investment companies in Franklin Templeton Investments.

Michael Hasenstab, Ph.D. (1973) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since December 2018	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Executive Vice President, Franklin Advisers, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of four of the investment companies in Franklin Templeton Investments.

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 44 of the investment companies in Franklin Templeton Investments; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton Investments (2009-2017).

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TEMPLETON INCOME TRUST

Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Robert G. Kubilis (1973) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting, Franklin Templeton Investments; and officer of 16 of the investment companies in Franklin Templeton Investments.

Robert Lim (1948) One Franklin Parkway San Mateo, CA 94403-1906	Vice President –AML Compliance	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 44 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2013	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Associate General Counsel, Franklin Templeton Investments; Vice President and Corporate Secretary, Fiduciary Trust International of the

South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 44 of the investment companies in Franklin Templeton Investments.

Robert C. Rosselot (1960) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Chief Compliance Officer	Since 2013	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 44 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments

(2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; and officer of 44 of the investment companies in Franklin Templeton Investments.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2005	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,

Inc. and of 44 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President and Secretary	Vice President since 2011 and Secretary since 2013	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and

Secretary, Templeton Investment Counsel, LLC; and officer of 44 of the investment companies in Franklin Templeton Investments.

franklintempleton.com	Annual Report	45

TEMPLETON INCOME TRUST

Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Christine Zhu (1975)	Vice President	Since December	Not Applicable	Not Applicable
One Franklin Parkway		2018
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Advisers, Inc.; and officer of four of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms. Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream Partners LP (2017-present). Mr. Niemiec was formerly a director of Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

46	Annual Report	franklintempleton.com

TEMPLETON INCOME TRUST

TEMPLETON EMERGING MARKETS BOND FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive the Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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Annual Report and Shareholder Letter

Templeton Emerging Markets Bond Fund

Investment Manager

Franklin Advisers, Inc.

Distributor

Franklin Templeton Distributors, Inc.

(800) DIAL BEN® / 342-5236

franklintempleton.com

Shareholder Services

(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2019 Franklin Templeton Investments. All rights reserved.	072 A 02/19

FRANKLIN TEMPLETON

Annual Report
and Shareholder Letter

December 31, 2018

Templeton Global Bond Fund

A SERIES OF TEMPLETON INCOME TRUST

Sign up for electronic delivery at franklintempleton.com/edelivery

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Franklin Templeton

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Dear Shareholder:

During the 12 months ended December 31, 2018, the global economy generally expanded amid higher crude oil prices, upbeat economic data, solid corporate earnings and hints of a slower pace of interest-rate increases from the U.S. Federal Reserve (Fed). The European Central Bank (ECB) left its benchmark interest rate unchanged but reduced its monthly bond purchases and planned to conclude the program at the end of 2018. The Fed raised its federal funds rate range by 0.25% four times in 2018 and continued reducing its balance sheet. Global markets were pressured by concerns about increased technology company regulation, U.S. and European Union political uncertainties, major central banks’ interest-rate policies, and the impact of the U.S.-China trade dispute on global growth and corporate earnings. In this environment, global government bonds, as measured by the FTSE World Government Bond Index, declined 0.84% in U.S. dollar terms but rose 1.10% in local currency terms. The U.S. dollar appreciated against most foreign currencies during the period.

We are committed to our long-term perspective and disciplined investment approach as we conduct a rigorous, fundamental analysis of securities with a regular emphasis on investment risk management.

Historically, patient investors have achieved rewarding results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program, all hallmarks of the Templeton investment philosophy developed more than 60 years ago. We continue to recommend investors consult their financial advisors and review their portfolios to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance.

Templeton Global Bond Fund’s annual report includes more detail about prevailing conditions and a discussion about investment decisions during the period. Please remember all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,

Sonal Desai, Ph.D.

Executive Vice President, Chief Investment Officer of Franklin Templeton Fixed Income Group

Templeton Income Trust

This letter reflects our analysis and opinions as of December 31, 2018, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

Not FDIC Insured | May Lose Value | No Bank Guarantee

franklintempleton.com	Not part of the annual report	1

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

2	Annual Report	franklintempleton.com

Annual Report

Templeton Global Bond Fund

We are pleased to bring you Templeton Global Bond Fund’s annual report for the fiscal year ended December 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks current income with capital appreciation and growth of income. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds, predominantly those issued by governments, government-related entities and government agencies located around the world. Bonds include debt obligations of any maturity, such as bonds, notes, bills and debentures.

Performance Overview

For the 12 months under review, the Fund’s Class A shares posted a +1.27% cumulative total return. In comparison, global government bonds, as measured by the Fund’s benchmark, the FTSE World Government Bond Index (WGBI), had a cumulative total return of -0.84% in U.S. dollar terms for the same period.1 The benchmark changed its name from the Citigroup WGBI during the period. You can find the Fund’s long-term performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The year began with sharply rising yields in the U.S. and Europe as reflation sentiments returned to markets. Deregulation efforts and tax cuts in the U.S. were expected to add stimulus to an already strong U.S. economy. The 10-year U.S. Treasury (UST) yield rose 0.45% during the first two months of 2018, finishing February at 2.86%. In Europe, the 10-year German Bund yield rose 0.27% during the first month of the year, reaching its peak yield for the period at 0.77% on

February 2, its highest level since 2015. Markets appeared to initially anticipate upcoming rate adjustments from the European Central Bank (ECB), but those expectations would largely disappear by the summer.

Portfolio Composition*

Based on Total Net Assets as of 12/31/18

*Figures represent the net Fund exposure and include certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives or other factors.

**Includes U.S. and foreign government and agency securities, money market funds and other net assets (including derivatives).

In February, Jerome Powell took over as U.S. Federal Reserve (Fed) Chair, replacing Janet Yellen. Powell indicated his intentions to continue the glide path of rate hikes and balance sheet unwinding. However, by March, the rising yield trends in the U.S. and Europe stalled and moderately reversed. U.S. protectionist policies in the form of steel and aluminum tariffs, as well as sector-specific tariffs on China, appeared to amplify risk aversion across global financial markets. Credit spreads widened across investment-grade and high-yield credit tiers in the U.S. and Europe during the month, ultimately widening even further over the rest of the year. In April, reflation sentiments briefly resurfaced, driving the 10-year UST yield above 3.00% for the first time in more than four years. However, risk aversion returned to global bond markets in the second half of May, as political turmoil in Italy raised concerns over Italian debt sustainability and the viability of the euro. Yields in Italy, Spain and much of peripheral Europe rose sharply, while yields in Germany, France and the U.S. declined on flights to quality. Several Latin American countries

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 17.

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TEMPLETON GLOBAL BOND FUND

concurrently saw rising yields and sharp depreciations of their exchange rates on regional volatility.

In mid-June, ECB President Mario Draghi announced the net asset purchase program would be reduced to 15 billion euros per month for October, November and December, and would conclude at the end of 2018. Draghi also indicated rates would likely remain unchanged until at least the summer of 2019, quelling any remaining expectations for a 2018 rate hike. In the U.S., yields briefly rose in July as economic activity continued to strengthen. Annualized second-quarter U.S. gross domestic product came in at 4.2%, its highest level since 2014.

However, a wave of broad-based risk aversion across emerging markets arrived in late August, driving exchange rates lower against the U.S. dollar. Several perceived safe-haven assets rallied, including USTs. We viewed much of the late summer selloffs as fear-driven overreactions that often exceeded the fundamental risks in individual countries. As an asset category, emerging markets showed the highest level of undervaluation across the global fixed income markets, in our assessment, and we expected select countries with healthier or improving underlying fundamentals to rebound from the heightened volatility.

Geographic Composition*

Based on Total Net Assets as of 12/31/18

*Figures represent the net Fund exposure and include certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives or other factors.

**The Fund’s supranational investment was denominated in the Mexican peso.

By mid-September, risk aversion across emerging markets began to diminish, as several security valuations incrementally stabilized and improved. UST yields rose sharply during the month, on expectations the Fed would hike rates at its September 26 meeting. Those trends continued through October, with the 10-year UST reaching its highest yield of the year on November 8, at 3.24%. However, market volatility escalated in December as global growth uncertainties and trade policy concerns led to rallies in perceived safe-haven assets. The 10-year UST yield dropped sharply to finish the year at 2.69%, despite the Fed’s fourth rate hike of the year on December 19.

On the whole, duration exposures in the U.S. and in several parts of the world faced headwinds from rising rates during much of the period, before those trends sharply reversed in December. Select local-currency bond markets fared better than others, as valuations strengthened in places like Brazil but weakened in places like Indonesia. On the currency front, the U.S. dollar started the period weaker before significantly strengthening against global currencies over the remainder of the year. On the whole, avoiding UST duration proved important to performance during much of the period, as did long exposure to the U.S. dollar and select positioning in emerging markets.

Investment Strategy

We invest selectively in bonds around the world based upon our assessment of changing market, political and economic conditions. While seeking opportunities, we monitor various factors including changes in interest rates, currency exchange rates and credit risks. For purposes of pursuing its investment goals, the Fund regularly enters into various currency-related transactions involving derivative instruments, principally currency and cross currency forwards, but it may also use currency and currency index futures contracts.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date. Currency forward contracts are privately traded in the interbank market, not on a centralized exchange.

Manager’s Discussion

During the reporting period, the strategy was positioned for rising rates in the U.S. by maintaining low portfolio duration and using interest-rate swaps to gain negative duration exposure to U.S. Treasuries. The strategy also continued to seek duration exposures in select emerging markets that offered positive real yields without undue interest-rate risk, favoring countries that have solid underlying fundamentals and prudent fiscal and monetary policies. Several emerging markets continued to offer significantly higher yields than those available in the developed markets. The strategy also held long

4	Annual Report	franklintempleton.com

TEMPLETON GLOBAL BOND FUND

currency exposures in a number of emerging markets and net-negative exposures to the Japanese yen, euro and Australian dollar, as directional views on the currencies and as hedges against a broadly strengthening U.S. dollar. During the period, we used forward currency exchange contracts to actively manage currencies. We also used interest-rate swaps to tactically manage duration exposures.

 What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

What is an interest-rate swap?

An interest-rate swap is an agreement between two parties to exchange interest-rate payment obligations, generally one based on an interest rate fixed to maturity and the other based on an interest rate that changes in accordance with changes in a designated benchmark (for example, LIBOR, prime, commercial paper or other benchmarks).

During the period, the strategy’s positive absolute performance was primarily attributable to currency positions followed by interest-rate strategies. Sovereign credit exposures had a largely neutral effect on absolute results. Among currencies, the Fund’s net-negative positions in the euro and the Australian dollar, achieved through the use of currency forward contracts, contributed to absolute performance, while its net-negative position in the Japanese yen, also through currency forward contracts, moderately detracted. Currency positions in Latin America and Asia ex-Japan detracted from absolute results (the Brazilian real, Argentine peso and Indian rupee detracted, while the Mexican peso contributed). The Fund maintained a defensive approach regarding interest rates in developed markets, while holding duration exposures in select emerging markets. Negative duration exposure to U.S. Treasuries contributed to absolute performance, as did duration exposure in Brazil. However, duration exposures in Argentina and Indonesia detracted from absolute return.

The strategy’s relative outperformance during the period was primarily attributable to currency positions. Interest-rate strategies detracted from relative results, while sovereign credit exposures had a largely neutral effect. Among currencies, the Fund’s underweighted positions in the euro and the Australian dollar contributed to relative performance, while its underweighted position in the Japanese yen detracted. Overweighted currency positions in Latin America and Asia ex-Japan detracted from relative results (the Brazilian real,

Currency Composition*

12/31/18

	% of Total Net Assets

Americas	162.0%

U.S. Dollar	119.3%

Mexican Peso	20.8%

Brazilian Real	13.6%

Argentine Peso	4.5%

Colombian Peso	3.8%

Middle East & Africa	1.7%

Ghanaian Cedi	1.7%

Asia Pacific	-20.2%

Indian Rupee	13.4%

Indonesian Rupiah	10.7%

Philippine Peso	1.8%

South Korean Won	0.0%	**

Australian Dollar	-6.9%

Japanese Yen	-39.2%

Europe	-43.5%

Euro	-43.5%

*Figures represent the net Fund exposure and include certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives or other factors.

**Rounds to less than 0.1%.

Argentine peso and Indian rupee detracted, while the Mexican peso contributed). Select underweighted duration exposures in Europe detracted from relative performance, as did overweighted duration exposure in Argentina. However, overweighted duration exposure in Brazil contributed.

franklintempleton.com	Annual Report	5

TEMPLETON GLOBAL BOND FUND

Thank you for your continued participation in Templeton Global Bond Fund. We look forward to serving your future investment needs.

Michael Hasenstab, Ph.D. Lead Portfolio Manager

Calvin Ho Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

6	Annual Report	franklintempleton.com

TEMPLETON GLOBAL BOND FUND

Performance Summary as of December 31, 2018

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 12/31/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 4.25% and the minimum is 0%. Class A: 4.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A
1-Year	+1.27%	-3.05%

5-Year	+7.08%	+0.51%

10-Year	+65.75%	+4.72%

Advisor
1-Year	+1.44%	+1.44%

5-Year	+8.46%	+1.64%

10-Year	+69.95%	+5.45%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 9 for Performance Summary footnotes.

franklintempleton.com	Annual Report	7

TEMPLETON GLOBAL BOND FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (1/1/09–12/31/18)

Advisor Class (1/1/09–12/31/18)

See page 9 for Performance Summary footnotes.

8	Annual Report	franklintempleton.com

TEMPLETON GLOBAL BOND FUND

PERFORMANCE SUMMARY

Distributions (1/1/18–12/31/18)

Share Class	Net Investment Income

A	$0.7379

C	$0.6912

R	$0.7085

R6	$0.7815

Advisor	$0.7673

Total Annual Operating Expenses6

Share Class	With Fee Waiver	Without Fee Waiver

A	0.96%	1.03%

Advisor	0.71%	0.78%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio that may result in significant volatility and cause the Fund to participate in losses on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits and may realize losses when a counterparty fails to perform as promised. The markets for particular securities or types of securities are or may become relatively illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. Foreign securities involve special risks, including currency fluctuations (which may be significant over the short term) and economic and political uncertainties; investments in emerging markets involve heightened risks related to the same factors. Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a government entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due. Investments in lower rated bonds include higher risk of default and loss of principal. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 4/30/19. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Source: Morningstar. The FTSE WGBI is a market capitalization-weighted index consisting of investment-grade world government bond markets.

5. Source: Bureau of Labor Statistics, bls.gov/cpi. The Consumer Price Index (CPI) is a commonly used measure of the inflation rate.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Annual Report	9

TEMPLETON GLOBAL BOND FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 7/1/18	Ending Account Value 12/31/18	Expenses Paid During Period 7/1/18–12/31/18[1,2]	Ending Account Value 12/31/18	Expenses Paid During Period 7/1/18–12/31/18[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,025.80	$4.44	$1,020.82	$4.43	0.87%
C	$1,000	$1,023.70	$6.48	$1,018.80	$6.46	1.27%
R	$1,000	$1,024.50	$5.72	$1,019.56	$5.70	1.12%
R6	$1,000	$1,027.90	$2.56	$1,022.68	$2.55	0.50%
Advisor	$1,000	$1,027.20	$3.17	$1,022.08	$3.16	0.62%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

10	Annual Report	franklintempleton.com

TEMPLETON GLOBAL BOND FUND

Important Notice to Shareholders

Revised Section 19(a) Notice

The Fund’s previous estimate of the sources from which its dividends of $0.2615 per share for Class A, $0.2575 per share for Class C, $0.2591 per share for Class R, $0.2653 per share for Class R6, and $0.2640 per share for Advisor Class, which were paid on December 19, 2018 (ex-dividend date December 17, 2018), have been revised to reflect that $0.1015, $0.0999, $0.1006, $0.1030 and $0.1025 of such amounts represented a distribution of net investment income for Class A, Class C, Class R, Class R6 and Advisor Class, respectively; $0.0912, $0.0898, $0.0904, $0.0925 and $0.0921 of such amounts represented gain from the sale of securities for Class A, Class C, Class R, Class R6 and Advisor Class, respectively; and $0.0688, $0.0678, $0.0681, $0.0698 and $0.0694 of such amounts represented a return of principal for Class A, Class C, Class R, Class R6 and Advisor Class, respectively. These are calculated using U.S. financial accounting standards that may significantly differ from the amounts calculated on a U.S. tax basis and shouldn’t be used for tax reporting purposes.

franklintempleton.com	Annual Report	11

TEMPLETON INCOME TRUST

Financial Highlights

Templeton Global Bond Fund

	Year Ended December 31,			Year Ended August 31,
	2018	2017	2016[a]	2016	2015	2014

Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.89	$12.00	$11.32	$11.66	$13.41	$12.68
Income from investment operations[b]:
Net investment income[c]	0.59	0.56	0.16	0.42	0.34	0.37
Net realized and unrealized gains (losses)	(0.44)	(0.27)	0.60	(0.44)	(1.24)	0.84

Total from investment operations	0.15	0.29	0.76	(0.02)	(0.90)	1.21

Less distributions from:
Net investment income and net foreign currency gains	(0.74)	(0.40)	—	(0.12)	(0.82)	(0.48)
Net realized gains	—	—	—	—	(0.03)	(—)[d]
Tax return of capital	—	—	(0.08)	(0.20)	—	—

Total distributions	(0.74)	(0.40)	(0.08)	(0.32)	(0.85)	(0.48)

Net asset value, end of year	$11.30	$11.89	$12.00	$11.32	$11.66	$13.41

Total return[e]	1.27%	2.35%	6.75%	(0.15)%	(6.96)%	9.71%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates and expense reduction	0.94%	0.97%	0.96%	0.93%	0.90%	0.90%
Expenses net of waiver and payments by affiliates	0.86%	0.90%	0.91%	0.90%	0.88%	0.89%
Expenses net of waiver and payments by affiliates and expense reduction	0.86% [g]	0.89%	0.90%	0.90% [g]	0.88%	0.89% [g]
Net investment income	4.99%	4.60%	4.22%	3.66%	2.68%	2.83%

Supplemental data
Net assets, end of year (000’s)	$8,375,227	$9,656,645	$12,703,966	$13,759,572	$19,063,126	$23,897,947
Portfolio turnover rate	19.86%	42.12%	22.63%	49.70%	43.19%	35.18%

aFor the period September 1, 2016 to December 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

12	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

TEMPLETON INCOME TRUST

FINANCIAL HIGHLIGHTS

Templeton Global Bond Fund (continued)

	Year Ended December 31,			Year Ended August 31,
	2018	2017	2016[a]	2016	2015	2014

Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.92	$12.03	$11.35	$11.69	$13.44	$12.70
Income from investment operations[b]:
Net investment income[c]	0.54	0.51	0.15	0.37	0.29	0.32
Net realized and unrealized gains (losses)	(0.44)	(0.27)	0.59	(0.44)	(1.24)	0.84

Total from investment operations	0.10	0.24	0.74	(0.07)	(0.95)	1.16

Less distributions from:
Net investment income and net foreign currency gains	(0.69)	(0.35)	—	(0.10)	(0.77)	(0.42)
Net realized gains	—	—	—	—	(0.03)	(—)[d]
Tax return of capital	—	—	(0.06)	(0.17)	—	—

Total distributions	(0.69)	(0.35)	(0.06)	(0.27)	(0.80)	(0.42)

Net asset value, end of year	$11.33	$11.92	$12.03	$11.35	$11.69	$13.44

Total return[e]	0.86%	1.94%	6.59%	(0.55)%	(7.32)%	9.33%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates and expense reduction	1.34%	1.37%	1.35%	1.33%	1.30%	1.30%
Expenses net of waiver and payments by affiliates	1.26%	1.30%	1.30%	1.30%	1.28%	1.29%
Expenses net of waiver and payments by affiliates and expense reduction	1.26% [g]	1.29%	1.29%	1.30% [g]	1.28%	1.29% [g]
Net investment income	4.59%	4.20%	3.83%	3.26%	2.28%	2.43%

Supplemental data
Net assets, end of year (000’s)	$2,218,852	$3,232,023	$4,072,562	$4,430,727	$6,171,509	$8,216,911
Portfolio turnover rate	19.86%	42.12%	22.63%	49.70%	43.19%	35.18%

aFor the period September 1, 2016 to December 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	13

TEMPLETON INCOME TRUST

FINANCIAL HIGHLIGHTS

Templeton Global Bond Fund (continued)

	Year Ended December 31,			Year Ended August 31,
	2018	2017	2016[a]	2016	2015	2014

Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.89	$12.00	$11.32	$11.66	$13.41	$12.67
Income from investment operations[b]:
Net investment income[c]	0.56	0.53	0.15	0.39	0.31	0.34
Net realized and unrealized gains (losses)	(0.44)	(0.27)	0.60	(0.44)	(1.24)	0.84

Total from investment operations	0.12	0.26	0.75	(0.05)	(0.93)	1.18

Less distributions from:
Net investment income and net foreign currency gains	(0.71)	(0.37)	—	(0.11)	(0.79)	(0.44)
Net realized gains	—	—	—	—	(0.03)	(—)[d]
Tax return of capital	—	—	(0.07)	(0.18)	—	—

Total distributions	(0.71)	(0.37)	(0.07)	(0.29)	(0.82)	(0.44)

Net asset value, end of year	$11.30	$11.89	$12.00	$11.32	$11.66	$13.41

Total return[e]	1.02%	2.10%	6.66%	(0.40)%	(7.19)%	9.52%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates and expense reduction	1.19%	1.22%	1.21%	1.18%	1.15%	1.15%
Expenses net of waiver and payments by affiliates	1.11%	1.15%	1.16%	1.15%	1.13%	1.14%
Expenses net of waiver and payments by affiliates and expense reduction	1.11% [g]	1.14%	1.15%	1.15% [g]	1.13%	1.14% [g]
Net investment income	4.74%	4.35%	3.97%	3.41%	2.43%	2.58%

Supplemental data
Net assets, end of year (000’s)	$239,671	$274,295	$306,907	$319,155	$358,318	$367,660
Portfolio turnover rate	19.86%	42.12%	22.63%	49.70%	43.19%	35.18%

aFor the period September 1, 2016 to December 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

14	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

TEMPLETON INCOME TRUST

FINANCIAL HIGHLIGHTS

Templeton Global Bond Fund (continued)

	Year Ended December 31,			Year Ended August 31,
	2018	2017	2016[a]	2016	2015	2014

Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.85	$11.96	$11.28	$11.62	$13.36	$12.64
Income from investment operations[b]:
Net investment income[c]	0.63	0.61	0.18	0.47	0.38	0.42
Net realized and unrealized gains (losses)	(0.45)	(0.27)	0.60	(0.44)	(1.22)	0.83

Total from investment operations	0.18	0.34	0.78	0.03	(0.84)	1.25

Less distributions from:
Net investment income and net foreign currency gains	(0.78)	(0.45)	—	(0.14)	(0.87)	(0.53)
Net realized gains	—	—	—	—	(0.03)	(—)[d]
Tax return of capital	—	—	(0.10)	(0.23)	—	—

Total distributions	(0.78)	(0.45)	(0.10)	(0.37)	(0.90)	(0.53)

Net asset value, end of year	$11.25	$11.85	$11.96	$11.28	$11.62	$13.36

Total return[e]	1.57%	2.79%	6.92%	0.25%	(6.55)%	10.07%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates and expense reduction	0.59%	0.55%	0.55%	0.53%	0.52%	0.52%
Expenses net of waiver and payments by affiliates	0.49%	0.48%	0.50%	0.50%	0.50%	0.51%
Expenses net of waiver and payments by affiliates and expense reduction	0.49% [g]	0.47%	0.49%	0.50% [g]	0.50%	0.51% [g]
Net investment income	5.36%	5.02%	4.63%	4.06%	3.06%	3.21%

Supplemental data
Net assets, end of year (000’s)	$4,084,816	$3,870,342	$2,924,394	$3,096,051	$2,805,620	$1,934,358
Portfolio turnover rate	19.86%	42.12%	22.63%	49.70%	43.19%	35.18%

aFor the period September 1, 2016 to December 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	15

TEMPLETON INCOME TRUST

FINANCIAL HIGHLIGHTS

Templeton Global Bond Fund (continued)

	Year Ended December 31,			Year Ended August 31,
	2018	2017	2016[a]	2016	2015	2014

Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.85	$11.96	$11.28	$11.62	$13.36	$12.63
Income from investment operations[b]:
Net investment income[c]	0.61	0.59	0.17	0.44	0.37	0.40
Net realized and unrealized gains (losses)	(0.44)	(0.27)	0.60	(0.43)	(1.22)	0.84

Total from investment operations	0.17	0.32	0.77	0.01	(0.85)	1.24

Less distributions from:
Net investment income and net foreign currency gains	(0.77)	(0.43)	—	(0.13)	(0.86)	(0.51)
Net realized gains	—	—	—	—	(0.03)	(—)[d]
Tax return of capital	—	—	(0.09)	(0.22)	—	—

Total distributions	(0.77)	(0.43)	(0.09)	(0.35)	(0.89)	(0.51)

Net asset value, end of year	$11.25	$11.85	$11.96	$11.28	$11.62	$13.36

Total return[e]	1.44%	2.62%	6.86%	0.10%	(6.67)%	10.02%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates and expense reduction	0.69%	0.72%	0.71%	0.68%	0.65%	0.65%
Expenses net of waiver and payments by affiliates	0.61%	0.65%	0.66%	0.65%	0.63%	0.64%
Expenses net of waiver and payments by affiliates and expense reduction	0.61% [g]	0.64%	0.65%	0.65% [g]	0.63%	0.64% [g]
Net investment income	5.24%	4.85%	4.47%	3.91%	2.93%	3.08%

Supplemental data
Net assets, end of year (000’s)	$18,506,219	$20,808,794	$20,838,200	$22,169,948	$32,534,368	$38,724,654
Portfolio turnover rate	19.86%	42.12%	22.63%	49.70%	43.19%	35.18%

aFor the period September 1, 2016 to December 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

16	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

TEMPLETON INCOME TRUST

Statement of Investments, December 31, 2018

Templeton Global Bond Fund

	Principal Amount	*		Value

Foreign Government and Agency Securities 55.0%
Argentina 3.1%
Argentina Treasury Bill, Strip, 4/30/20	2,052,185,000		ARS	$59,954,236
Argentine Bonos del Tesoro,
18.20%, 10/03/21	10,809,194,000		ARS	221,918,181
16.00%, 10/17/23	11,569,749,000		ARS	259,878,262
senior note, 15.50%, 10/17/26	18,801,412,000		ARS	375,637,761
Government of Argentina,
[a] FRN, 65.509%, (ARPP7DRR), 6/21/20	123,570,000		ARS	3,557,105
[a] FRN, 51.542%, (ARS Badlar + 2.00%), 4/03/22	700,128,000		ARS	17,896,933
[b] Index Linked, 3.75%, 2/08/19	385,714,000		ARS	14,540,351
[b] Index Linked, 4.00%, 3/06/20	46,573,000		ARS	1,498,347
senior note, 4.50%, 2/13/20	94,495,000			85,860,519

				1,040,741,695

Brazil 12.4%
Letra Tesouro Nacional,
Strip, 1/01/20	2,324,580	[c]	BRL	561,899,903
Strip, 7/01/20	3,280,612	[c]	BRL	764,776,523
Strip, 7/01/21	984,960	[c]	BRL	210,639,124
Nota Do Tesouro Nacional,
10.00%, 1/01/21	3,623,620	[c]	BRL	976,719,474
10.00%, 1/01/23	4,646,561	[c]	BRL	1,255,194,603
10.00%, 1/01/25	1,337,796	[c]	BRL	360,358,002

				4,129,587,629

Colombia 3.8%
Government of Colombia,
senior bond, 7.75%, 4/14/21	45,050,000,000		COP	14,460,045
senior bond, 4.375%, 3/21/23	6,831,000,000		COP	1,999,364
senior bond, 9.85%, 6/28/27	10,884,000,000		COP	4,119,598
Titulos de Tesoreria,
B, 7.75%, 9/18/30	1,657,779,800,000		COP	544,283,259
B, 7.00%, 6/30/32	16,014,000,000		COP	4,868,133
senior bond, B, 11.00%, 7/24/20	88,998,000,000		COP	29,767,401
senior bond, B, 7.00%, 5/04/22	131,527,000,000		COP	42,308,921
senior bond, B, 10.00%, 7/24/24	518,579,000,000		COP	188,048,984
senior bond, B, 7.50%, 8/26/26	708,334,700,000		COP	230,360,928
senior bond, B, 6.00%, 4/28/28	622,808,100,000		COP	182,232,405
senior note, B, 7.00%, 9/11/19	75,939,000,000		COP	23,739,739

				1,266,188,777

Ghana 1.6%
Government of Ghana,
24.75%, 3/01/21	6,310,000		GHS	1,399,682
16.25%, 5/17/21	63,860,000		GHS	12,222,589
24.50%, 6/21/21	990,000		GHS	220,609
24.75%, 7/19/21	10,770,000		GHS	2,410,392
18.75%, 1/24/22	337,130,000		GHS	67,189,664
17.60%, 11/28/22	3,220,000		GHS	611,725
19.75%, 3/25/24	337,130,000		GHS	66,371,584
19.00%, 11/02/26	1,011,340,000		GHS	191,334,734
senior bond, 19.75%, 3/15/32	1,011,340,000		GHS	199,545,793
senior note, 21.50%, 3/09/20	13,090,000		GHS	2,720,971
senior note, 18.50%, 6/01/20	4,390,000		GHS	885,003

franklintempleton.com	Annual Report	17

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS

Templeton Global Bond Fund (continued)

	Principal Amount	*		Value

Foreign Government and Agency Securities (continued)
Ghana (continued)
Government of Ghana, (continued)
senior note, 18.25%, 9/21/20	4,190,000		GHS	$839,233
senior note, 16.50%, 3/22/21	15,240,000		GHS	2,941,803

				548,693,782

India 7.6%
Government of India,
senior bond, 8.20%, 2/15/22	7,698,000,000		INR	113,904,286
senior bond, 8.35%, 5/14/22	4,260,400,000		INR	63,425,274
senior bond, 8.08%, 8/02/22	4,089,000,000		INR	60,433,387
senior bond, 9.15%, 11/14/24	9,798,000,000		INR	153,075,265
senior bond, 8.24%, 2/15/27	2,500,000,000		INR	37,670,332
senior bond, 8.28%, 9/21/27	2,500,000,000		INR	37,778,856
senior bond, 8.60%, 6/02/28	5,000,000,000		INR	77,594,868
senior note, 7.80%, 4/11/21	9,845,400,000		INR	143,654,816
senior note, 8.79%, 11/08/21	7,315,000,000		INR	109,687,148
senior note, 8.15%, 6/11/22	19,499,000,000		INR	288,883,416
senior note, 6.84%, 12/19/22	2,217,000,000		INR	31,526,205
senior note, 7.16%, 5/20/23	4,378,700,000		INR	62,717,939
senior note, 8.83%, 11/25/23	42,330,900,000		INR	646,499,995
senior note, 6.79%, 5/15/27	16,759,700,000		INR	231,701,587
senior note, 7.17%, 1/08/28	33,416,000,000		INR	474,197,871

				2,532,751,245

Indonesia 10.4%
Government of Indonesia,
senior bond, FR31, 11.00%, 11/15/20	1,090,303,000,000		IDR	81,158,557
senior bond, FR34, 12.80%, 6/15/21	1,603,246,000,000		IDR	124,825,687
senior bond, FR35, 12.90%, 6/15/22	1,172,669,000,000		IDR	93,911,321
senior bond, FR36, 11.50%, 9/15/19	437,062,000,000		IDR	31,460,553
senior bond, FR37, 12.00%, 9/15/26	66,550,000,000		IDR	5,657,675
senior bond, FR39, 11.75%, 8/15/23	641,965,000,000		IDR	51,154,082
senior bond, FR40, 11.00%, 9/15/25	710,760,000,000		IDR	56,875,655
senior bond, FR42, 10.25%, 7/15/27	931,607,000,000		IDR	73,310,577
senior bond, FR43, 10.25%, 7/15/22	377,390,000,000		IDR	28,203,223
senior bond, FR44, 10.00%, 9/15/24	248,790,000,000		IDR	18,854,749
senior bond, FR46, 9.50%, 7/15/23	6,667,220,000,000		IDR	491,093,424
senior bond, FR47, 10.00%, 2/15/28	1,889,105,000,000		IDR	147,279,160
senior bond, FR52, 10.50%, 8/15/30	996,594,000,000		IDR	80,954,228
senior bond, FR53, 8.25%, 7/15/21	5,990,194,000,000		IDR	423,500,127
senior bond, FR56, 8.375%, 9/15/26	6,518,855,000,000		IDR	460,989,306
senior bond, FR61, 7.00%, 5/15/22	165,670,000,000		IDR	11,272,584
senior bond, FR63, 5.625%, 5/15/23	670,707,000,000		IDR	43,143,563
senior bond, FR64, 6.125%, 5/15/28	102,713,000,000		IDR	6,302,069
senior bond, FR68, 8.375%, 3/15/34	2,917,910,000,000		IDR	204,263,913
senior bond, FR70, 8.375%, 3/15/24	10,037,615,000,000		IDR	709,403,421
senior bond, FR71, 9.00%, 3/15/29	2,481,901,000,000		IDR	182,215,959
senior bond, FR73, 8.75%, 5/15/31	1,231,387,000,000		IDR	89,386,875
senior note, FR69, 7.875%, 4/15/19	825,441,000,000		IDR	57,651,689

				3,472,868,397

18	Annual Report	franklintempleton.com

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS

Templeton Global Bond Fund (continued)

	Principal Amount	*		Value

Foreign Government and Agency Securities (continued)
Mexico 12.6%
Government of Mexico,
senior bond, M, 8.00%, 6/11/20	529,790,200	[d]	MXN	$2,678,486,390
senior bond, M, 6.50%, 6/10/21	281,607,150	[d]	MXN	1,370,238,297
senior note, M, 5.00%, 12/11/19	14,548,600	[d]	MXN	71,684,052
[e] Mexican Udibonos,
Index Linked, 4.00%, 6/13/19	8,502,963	[f]	MXN	42,827,663
Index Linked, 2.50%, 12/10/20	6,807,949	[f]	MXN	33,467,928

				4,196,704,330

Philippines 1.4%
Government of the Philippines,
senior note, 3.375%, 8/20/20	8,357,030,000		PHP	152,448,941
senior note, 7-56, 3.875%, 11/22/19	17,672,820,000		PHP	330,212,434

				482,661,375

South Korea 1.1%
Korea Monetary Stabilization Bond,
senior note, 2.06%, 12/02/19	194,330,000,000		KRW	174,842,918
senior note, 2.05%, 10/05/20	221,770,000,000		KRW	199,772,811

				374,615,729

[g]Supranational 0.3%
Inter-American Development Bank, senior bond, 7.50%, 12/05/24	2,473,000,000		MXN	117,794,236

Ukraine 0.7%
[h,i,j] Government of Ukraine, 144A, VRI, GDP Linked Security, 5/31/40	409,676,000			236,016,392

Total Foreign Government and Agency Securities (Cost $20,671,728,408)				18,398,623,587

Quasi-Sovereign and Corporate Bonds 1.3%
India 1.3%
Food Corp. of India, secured note, 6, 9.95%, 3/07/22	22,550,000,000		INR	337,412,439
Mahanagar Telephone Nigam Ltd.,
8.24%, 11/19/24	3,350,000,000		INR	49,106,367
8.29%, 11/28/24	3,050,000,000		INR	43,873,310

Total Quasi-Sovereign and Corporate Bonds (Cost $482,030,849)				430,392,116

Total Investments before Short Term Investments (Cost $21,153,759,257)				18,829,015,703

Short Term Investments 41.2%

Foreign Government and Agency Securities 5.6%
Argentina 1.6%
[k]Argentina Treasury Bill, 3/29/19 - 10/31/19	18,253,697,316		ARS	542,181,920

Philippines 0.4%
Government of the Philippines, senior note, 7.875%, 2/19/19	1,238,360,000		PHP	23,679,920
[k]Philippine Treasury Bill, 3/06/19 - 3/20/19	5,368,700,000		PHP	101,401,964

				125,081,884

franklintempleton.com	Annual Report	19

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS

Templeton Global Bond Fund (continued)

	Principal Amount	*		Value

Short Term Investments (continued)

Foreign Government and Agency Securities (continued)
South Korea 3.6%
Korea Monetary Stabilization Bond,
[k]3/12/19	214,490,000,000		KRW	$191,951,133
senior note, 1.80%, 9/09/19	343,437,000,000		KRW	308,511,690
senior note, 1.85%, 10/02/19	473,210,000,000		KRW	425,950,186
senior note, 1.87%, 11/09/19	321,740,000,000		KRW	288,972,905

				1,215,385,914

Total Foreign Government and Agency Securities (Cost $1,861,847,130)				1,882,649,718

U.S. Government and Agency Securities 13.2%
United States 13.2%
[k]FHLB, 1/03/19 - 1/04/19	514,498,000			514,443,523
[k]U.S. Treasury Bill,
1/24/19	90,500,000			90,372,110
1/29/19	438,862,000			438,055,415
1/31/19	888,057,000			886,396,538
2/28/19	571,873,000			569,683,167
3/14/19	349,989,000			348,316,322
3/21/19	380,000,000			378,093,886
3/28/19	500,000,000			497,151,650
4/11/19	500,000,000			496,635,280
U.S. Treasury Note, 2.75%, 2/15/19	183,076,000			183,155,739

Total U.S. Government and Agency Securities (Cost $4,402,613,281)				4,402,303,630

Total Investments before Money Market Funds (Cost $27,418,219,668)				25,113,969,051

	Shares

Money Market Funds (Cost $7,481,574,945) 22.4%
United States 22.4%
[l,m] Institutional Fiduciary Trust Money Market Portfolio, 1.99%	7,481,574,945			7,481,574,945

Total Investments (Cost $34,899,794,613) 97.5%				32,595,543,996
Other Assets, less Liabilities 2.5%				829,241,613

Net Assets 100.0%				$33,424,785,609

20	Annual Report	franklintempleton.com

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS

Templeton Global Bond Fund (continued)

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aThe coupon rate shown represents the rate at period end.

bRedemption price at maturity and coupon payment are adjusted for inflation. See Note 1(f).

cPrincipal amount is stated in 1,000 Brazilian Real Units.

dPrincipal amount is stated in 100 Mexican Peso Units.

ePrincipal amount of security is adjusted for inflation. See Note 1(f).

fPrincipal amount is stated in 100 Unidad de Inversion Units.

gA supranational organization is an entity formed by two or more central governments through international treaties.

hNon-income producing.

iSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At December 31, 2018, the value of this security was $236,016,392, representing 0.7% of net assets.

jThe principal represents the notional amount. See Note 1(c) regarding value recovery instruments.

kThe security was issued on a discount basis with no stated coupon rate.

lSee Note 3(f) regarding investments in affiliated management investment companies.

mThe rate shown is the annualized seven-day effective yield at period end.

At December 31, 2018, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

Currency	Counterparty	[a]	Type	Quantity	Contract Amount	*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Exchange Contracts
Euro	GSCO		Sell	195,619,980	227,547,117			1/04/19	$3,326,255	$—
Euro	DBAB		Sell	64,735,000	75,348,627			1/07/19	1,129,216	—
Euro	GSCO		Sell	127,740,000	145,937,840			1/07/19	—	(517,517)
Japanese Yen	SCNY		Sell	3,331,470,000	29,397,096			1/07/19	—	(1,016,978)
Australian Dollar	CITI		Sell	58,864,350	41,680,080			1/09/19	199,066	—
Euro	UBSW		Sell	154,764,200	179,921,121			1/09/19	2,450,731	—
Indian Rupee	JPHQ		Buy	25,670,839,176	296,412,900		EUR	1/09/19	28,821,601	—
Japanese Yen	HSBK		Sell	9,813,450,000	86,921,612			1/09/19	—	(2,683,265)
Japanese Yen	JPHQ		Sell	8,296,500,000	73,292,578			1/09/19	—	(2,461,297)
Indian Rupee	JPHQ		Buy	15,637,598,034	180,911,151		EUR	1/10/19	17,120,194	—
South Korean Won	HSBK		Sell	66,641,204,000	59,152,498			1/10/19	—	(701,735)
South Korean Won	HSBK		Sell	331,089,764,000	299,114,431			1/10/19	1,743,996	—
Australian Dollar	JPHQ		Sell	94,157,546	66,509,878			1/11/19	155,270	—
Euro	JPHQ		Sell	15,349,327	17,698,925			1/11/19	94,502	—
Japanese Yen	BNDP		Sell	6,405,061,130	56,995,432			1/11/19	—	(1,497,645)
Japanese Yen	BZWS		Sell	35,594,850,000	323,613,081			1/11/19	—	(1,450,529)
Japanese Yen	GSCO		Sell	6,380,360,000	57,987,458			1/11/19	—	(280,040)
Japanese Yen	HSBK		Sell	38,917,825,000	346,433,547			1/11/19	—	(8,976,539)
Japanese Yen	JPHQ		Sell	39,126,500,000	355,496,700			1/11/19	—	(1,819,074)
Australian Dollar	JPHQ		Sell	188,315,092	133,762,093			1/14/19	1,044,198	—
Mexican Peso	CITI		Buy	5,241,530,400	225,184,541		EUR	1/14/19	7,771,624	—
Australian Dollar	CITI		Sell	114,077,877	81,144,164			1/15/19	744,311	—
Australian Dollar	JPHQ		Sell	448,656,000	319,570,939			1/15/19	3,366,976	—
Euro	BOFA		Sell	177,095,041	206,554,801			1/15/19	3,369,159	—
Euro	CITI		Sell	8,800,000	10,266,168			1/15/19	169,704	—
Euro	GSCO		Sell	139,195,260	162,211,196			1/15/19	2,508,936	—
Japanese Yen	CITI		Sell	3,332,090,000	29,753,726			1/15/19	—	(685,980)
Japanese Yen	HSBK		Sell	37,908,340,000	336,915,105			1/15/19	—	(9,389,681)
Euro	BOFA		Sell	94,781,666	110,338,180			1/16/19	1,583,113	—
Euro	GSCO		Sell	171,944,000	200,299,285			1/16/19	3,006,052	—

franklintempleton.com	Annual Report	21

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS

Templeton Global Bond Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty	[a]	Type	Quantity	Contract Amount	*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Exchange Contracts (continued)
Japanese Yen	JPHQ		Sell	14,336,430,000	131,768,658			1/16/19	$790,045	$—
Euro	SCNY		Sell	140,680,000	164,364,181			1/17/19	2,929,785	—
Japanese Yen	BZWS		Sell	19,705,372,000	177,715,597			1/17/19	—	(2,328,817)
Japanese Yen	HSBK		Sell	17,801,460,000	157,192,837			1/18/19	—	(5,469,229)
Mexican Peso	DBAB		Buy	3,204,884,515	144,263,443		EUR	1/18/19	—	(2,961,142)
Mexican Peso	JPHQ		Buy	659,023,741	29,682,144		EUR	1/18/19	—	(628,530)
Australian Dollar	JPHQ		Sell	388,000,000	276,800,364			1/22/19	3,303,820	—
Euro	DBAB		Sell	21,602,855	25,037,925			1/22/19	237,012	—
Euro	GSCO		Sell	98,685,171	114,327,758			1/22/19	1,033,363	—
Euro	MSCO		Sell	257,248,501	298,112,425			1/22/19	2,781,192	—
Euro	UBSW		Sell	119,762,500	138,849,050			1/22/19	1,357,066	—
Japanese Yen	BZWS		Sell	18,395,775,000	165,131,148			1/22/19	—	(3,016,723)
Japanese Yen	SCNY		Sell	10,082,050,000	93,179,760			1/22/19	1,024,075	—
Mexican Peso	CITI		Buy	4,406,581,755	198,579,651		EUR	1/22/19	—	(4,559,322)
Euro	JPHQ		Sell	91,801,000	106,095,334			1/23/19	694,873	—
Euro	MSCO		Sell	128,624,250	148,612,459			1/23/19	933,727	—
Japanese Yen	HSBK		Sell	10,034,848,500	92,972,942			1/23/19	1,241,173	—
Euro	DBAB		Sell	68,506,971	79,263,593			1/24/19	600,967	—
Euro	UBSW		Sell	245,086,718	283,756,500			1/24/19	2,337,478	—
Japanese Yen	BZWS		Sell	9,218,756,500	85,300,410			1/24/19	1,021,879	—
Japanese Yen	DBAB		Sell	25,032,090,000	230,819,002			1/24/19	1,973,847	—
Euro	DBAB		Sell	21,602,684	24,955,853			1/25/19	148,526	—
Euro	JPHQ		Sell	70,643,943	81,640,026			1/25/19	516,432	—
Indian Rupee	DBAB		Buy	900,181,000	12,037,724			1/25/19	875,193	—
Japanese Yen	CITI		Sell	14,729,205,625	136,751,268			1/25/19	2,084,759	—
Euro	BOFA		Sell	260,447,167	299,410,063			1/28/19	247,222	—
Euro	GSCO		Sell	204,004,038	234,665,845			1/29/19	315,623	—
Euro	BOFA		Sell	260,447,167	297,928,900			1/30/19	—	(1,287,118)
Euro	SCNY		Sell	221,525,985	253,381,422			1/30/19	—	(1,119,804)
Australian Dollar	JPHQ		Sell	248,603,352	176,085,008			1/31/19	814,369	—
Euro	BZWS		Sell	242,386,599	278,324,049			1/31/19	—	(164,722)
Euro	DBAB		Sell	138,485,021	158,925,410			1/31/19	—	(186,205)
Euro	GSCO		Sell	164,724,987	189,015,333			1/31/19	—	(244,548)
Euro	JPHQ		Sell	236,418,000	271,098,866			1/31/19	—	(532,315)
Indian Rupee	DBAB		Buy	37,183,634,938	436,370,789		EUR	1/31/19	31,743,045	—
Japanese Yen	BZWS		Sell	24,706,734,000	221,758,487			1/31/19	—	(4,240,045)
Japanese Yen	HSBK		Sell	17,605,035,074	165,352,072			1/31/19	4,314,514	—
Japanese Yen	MSCO		Sell	6,192,115,000	55,906,202			1/31/19	—	(734,587)
Australian Dollar	CITI		Sell	58,864,350	41,906,119			2/01/19	404,901	—
Euro	JPHQ		Sell	65,175,000	74,562,155			2/01/19	—	(326,151)
Brazilian Real	JPHQ		Buy	821,500,000	190,136,446		EUR	2/04/19	—	(6,824,912)
Indian Rupee	HSBK		Buy	22,984,769,550	269,489,618		EUR	2/04/19	19,648,047	—
Indonesian Rupiah	JPHQ		Buy	1,393,097,000,000	90,185,602			2/04/19	6,082,589	—
Euro	JPHQ		Sell	86,668,842	99,538,299			2/05/19	—	(78,257)
Euro	UBSW		Sell	23,478,000	26,981,857			2/05/19	—	(3,591)
Mexican Peso	CITI		Buy	4,474,817,430	187,505,769		EUR	2/05/19	10,864,377	—
Japanese Yen	MSCO		Sell	1,969,700,000	18,311,038			2/06/19	285,837	—
Japanese Yen	SCNY		Sell	12,949,800,000	120,396,058			2/06/19	1,889,312	—
Japanese Yen	BZWS		Sell	6,464,800,000	57,830,118			2/08/19	—	(1,339,446)

22	Annual Report	franklintempleton.com

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS

Templeton Global Bond Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty	[a]	Type	Quantity	Contract Amount	*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Exchange Contracts (continued)
Euro	JPHQ		Sell	11,512,010	13,184,307			2/11/19	$—	$(53,716)
Australian Dollar	CITI		Sell	114,077,877	80,861,593			2/13/19	419,096	—
Australian Dollar	JPHQ		Sell	94,157,546	66,781,240			2/13/19	385,648	—
Japanese Yen	BZWS		Sell	35,663,421,500	318,691,448			2/13/19	—	(7,839,597)
Japanese Yen	CITI		Sell	23,172,622,285	206,390,729			2/13/19	—	(5,775,695)
Japanese Yen	CITI		Sell	33,420,667,431	315,460,438			2/14/19	9,441,546	—
Australian Dollar	JPHQ		Sell	448,656,000	327,383,162			2/15/19	11,002,304	—
Euro	JPHQ		Sell	88,189,373	100,242,214			2/15/19	—	(1,201,203)
Japanese Yen	CITI		Sell	6,207,445,000	54,953,567			2/15/19	—	(1,889,519)
Japanese Yen	CITI		Sell	18,720,380,000	178,604,017			2/15/19	7,176,936	—
Australian Dollar	JPHQ		Sell	332,555,000	241,913,809			2/19/19	7,390,824	—
Euro	BOFA		Sell	189,563,331	216,041,537			2/19/19	—	(2,079,552)
Euro	GSCO		Sell	156,473,908	178,411,550			2/19/19	—	(1,635,187)
Euro	JPHQ		Sell	78,318,607	89,063,528			2/19/19	—	(1,053,794)
Japanese Yen	GSCO		Sell	14,437,991,579	128,441,598			2/19/19	—	(3,809,160)
Japanese Yen	HSBK		Sell	6,367,072,000	58,249,977			2/19/19	—	(71,853)
Japanese Yen	SCNY		Sell	9,153,053,700	83,376,332			2/19/19	—	(464,851)
South Korean Won	HSBK		Sell	100,447,500,000	89,893,950			2/19/19	—	(448,586)
Australian Dollar	JPHQ		Sell	283,015,000	207,414,618			2/20/19	7,825,119	—
Euro	JPHQ		Sell	37,310,600	42,925,099			2/20/19	—	(9,706)
Japanese Yen	BOFA		Sell	22,448,856,125	200,798,370			2/20/19	—	(4,846,208)
Mexican Peso	MSCO		Buy	5,314,781,020	235,365,175		EUR	2/20/19	—	(2,531,311)
Australian Dollar	BOFA		Sell	264,500,000	193,063,840			2/21/19	6,528,890	—
Euro	BOFA		Sell	79,015,000	91,038,713			2/21/19	105,875	—
Euro	GSCO		Sell	98,661,108	113,895,370			2/21/19	353,201	—
Euro	JPHQ		Sell	70,643,943	81,446,109			2/21/19	146,935	—
Euro	SCNY		Sell	106,299,000	122,785,975			2/21/19	453,891	—
Euro	UBSW		Sell	178,106,008	205,301,905			2/21/19	332,157	—
Japanese Yen	BOFA		Sell	42,084,293,750	375,752,623			2/21/19	—	(9,792,090)
Japanese Yen	CITI		Sell	39,578,916,200	363,446,094			2/21/19	853,771	—
Japanese Yen	DBAB		Sell	9,637,940,000	88,532,743			2/21/19	237,171	—
Euro	BNDP		Sell	158,886,676	180,676,395			2/28/19	—	(2,275,245)
Euro	BZWS		Sell	121,193,300	138,935,999			2/28/19	—	(613,229)
Euro	DBAB		Sell	138,539,445	157,874,702			2/28/19	—	(1,647,916)
Euro	GSCO		Sell	356,206,454	406,544,329			2/28/19	—	(3,613,127)
Euro	SCNY		Sell	225,919,558	257,954,952			2/28/19	—	(2,182,366)
Indian Rupee	CITI		Buy	3,154,839,000	37,900,517		EUR	2/28/19	1,433,783	—
Japanese Yen	BZWS		Sell	38,433,900,000	340,670,191			2/28/19	—	(11,612,144)
Japanese Yen	DBAB		Sell	22,546,740,365	199,548,267			2/28/19	—	(7,113,517)
Japanese Yen	HSBK		Sell	18,077,594,000	160,465,073			2/28/19	—	(5,232,840)
Japanese Yen	JPHQ		Sell	16,893,356,000	150,067,701			2/28/19	—	(4,775,572)
Euro	BNDP		Sell	8,856,901	10,152,400			3/04/19	—	(49,515)
Euro	BOFA		Sell	433,100,194	496,604,866			3/04/19	—	(2,266,143)
Euro	GSCO		Sell	195,619,980	224,338,949			3/04/19	—	(987,980)
Japanese Yen	BOFA		Sell	42,387,239,840	376,531,138			3/04/19	—	(12,126,649)
Japanese Yen	HSBK		Sell	14,893,097,250	132,283,139			3/04/19	—	(4,274,897)
Euro	GSCO		Sell	104,415,800	119,328,465			3/05/19	—	(954,784)
Euro	SCNY		Sell	276,473,292	316,078,091			3/05/19	—	(2,409,204)
Brazilian Real	CITI		Buy	740,416,000	146,385,133		EUR	3/06/19	21,688,654	—

franklintempleton.com	Annual Report	23

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS

Templeton Global Bond Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty	[a]	Type	Quantity	Contract Amount	*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Exchange Contracts (continued)
Euro	BOFA		Sell	354,411,500	406,820,101			3/06/19	$—	$(1,485,915)
Euro	DBAB		Sell	64,735,000	74,097,753			3/06/19	—	(481,345)
Euro	JPHQ		Sell	117,193,823	134,619,373			3/06/19	—	(395,837)
Euro	UBSW		Sell	15,764,200	18,111,569			3/06/19	—	(49,856)
Mexican Peso	CITI		Buy	2,245,017,240	94,992,907		EUR	3/07/19	3,634,093	—
Euro	BZWS		Sell	202,258,000	231,691,595			3/11/19	—	(1,428,095)
Japanese Yen	BOFA		Sell	6,474,170,000	57,869,159			3/11/19	—	(1,533,536)
Japanese Yen	CITI		Sell	40,745,890,000	364,886,406			3/11/19	—	(8,970,886)
Japanese Yen	HSBK		Sell	42,738,600,000	381,869,111			3/11/19	—	(10,271,968)
Japanese Yen	DBAB		Sell	12,553,300,000	112,065,525			3/12/19	—	(3,126,224)
Australian Dollar	CITI		Sell	114,480,159	82,710,197			3/13/19	1,950,997	—
Japanese Yen	CITI		Sell	4,208,470,000	37,487,763			3/13/19	—	(1,133,736)
Euro	JPHQ		Sell	86,668,842	99,180,356			3/14/19	—	(739,880)
Euro	UBSW		Sell	96,724,000	110,695,782			3/14/19	—	(817,014)
Japanese Yen	SCNY		Sell	12,414,879,000	110,527,394			3/14/19	—	(3,415,908)
Euro	BOFA		Sell	94,781,666	107,715,572			3/18/19	—	(1,597,253)
Euro	GSCO		Sell	139,195,260	159,441,211			3/18/19	—	(1,094,342)
Japanese Yen	BOFA		Sell	22,448,856,125	199,019,975			3/18/19	—	(7,093,444)
Japanese Yen	CITI		Sell	41,463,932,300	367,948,498			3/18/19	—	(12,751,205)
Japanese Yen	DBAB		Sell	24,707,170,000	219,171,983			3/18/19	—	(7,676,069)
Japanese Yen	GSCO		Sell	14,440,595,139	128,152,384			3/18/19	—	(4,433,455)
Japanese Yen	HSBK		Sell	17,801,460,000	157,904,653			3/18/19	—	(5,538,855)
Japanese Yen	MSCO		Sell	3,400,000,000	30,156,280			3/18/19	—	(1,060,705)
Japanese Yen	DBAB		Sell	4,271,575,000	38,112,180			3/19/19	—	(1,110,886)
Japanese Yen	CITI		Sell	27,801,468,900	251,176,482			3/20/19	—	(4,130,498)
South Korean Won	CITI		Sell	465,402,500,000	414,280,310			3/20/19	—	(4,795,459)
Euro	GSCO		Sell	98,661,108	113,642,798			3/21/19	—	(174,967)
Japanese Yen	SCNY		Sell	11,809,161,000	106,434,864			3/25/19	—	(2,063,027)
Japanese Yen	CITI		Sell	25,386,870,000	228,735,681			3/26/19	—	(4,531,092)
Japanese Yen	DBAB		Sell	31,008,148,000	279,435,760			3/26/19	—	(5,482,019)
Japanese Yen	HSBK		Sell	19,192,069,750	172,730,355			3/26/19	—	(3,615,613)
Euro	BZWS		Sell	121,193,300	138,564,541			3/28/19	—	(1,335,052)
Mexican Peso	CITI		Buy	3,422,907,160	151,523,115		EUR	4/03/19	—	(3,369,942)
Japanese Yen	CITI		Sell	21,426,627,284	193,586,405			4/15/19	—	(3,633,570)
Japanese Yen	DBAB		Sell	19,434,250,000	175,455,584			4/15/19	—	(3,425,686)
Mexican Peso	DBAB		Buy	3,204,884,515	139,503,537		EUR	4/15/19	—	(923,804)
South Korean Won	CITI		Sell	280,696,000,000	247,243,900			4/16/19	—	(5,796,220)
Japanese Yen	HSBK		Sell	12,607,090,000	114,559,399			4/17/19	—	(1,501,193)
Japanese Yen	GSCO		Sell	14,437,991,572	130,664,105			4/18/19	—	(2,262,876)
Japanese Yen	HSBK		Sell	42,232,203,900	382,465,327			4/22/19	—	(6,486,519)
Japanese Yen	JPHQ		Sell	14,202,199,000	128,319,403			4/23/19	—	(2,491,556)
Mexican Peso	CITI		Buy	2,307,343,100	99,375,201		EUR	4/24/19	289,623	—
Japanese Yen	BZWS		Sell	17,003,283,330	154,117,155			4/26/19	—	(2,532,942)
Mexican Peso	CITI		Buy	2,084,698,000	90,387,138		EUR	4/29/19	—	(569,746)
Japanese Yen	GSCO		Sell	15,371,620,000	139,010,300			4/30/19	—	(2,654,956)
Mexican Peso	CITI		Buy	3,783,708,400	159,404,647		EUR	5/02/19	4,198,857	—
Japanese Yen	CITI		Sell	21,671,885,650	195,177,154			5/07/19	—	(4,668,975)
Japanese Yen	BZWS		Sell	18,395,775,000	164,162,246			5/20/19	—	(5,658,877)
Japanese Yen	BOFA		Sell	55,039,565,500	494,946,768			5/21/19	—	(13,195,291)

24	Annual Report	franklintempleton.com

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS

Templeton Global Bond Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty	[a]	Type	Quantity	Contract Amount	*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Exchange Contracts (continued)
South Korean Won	CITI		Sell	521,261,500,000	464,044,779			5/21/19	$—	$(6,560,035)
Mexican Peso	HSBK		Buy	4,253,323,520	173,180,925		EUR	6/11/19	9,512,872	—
Mexican Peso	CITI		Buy	2,168,516,800	90,831,125		EUR	6/27/19	1,459,647	—
Mexican Peso	CITI		Buy	3,013,727,024	120,534,617		EUR	9/06/19	5,988,571	—
Mexican Peso	CITI		Buy	3,013,727,024	117,820,361		EUR	12/06/19	5,833,871	—

Total Forward Exchange Contracts									$289,744,284	$(341,229,229)

Net unrealized appreciation (depreciation)										$(51,484,945)

*In U.S. dollars unless otherwise indicated.

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

At December 31, 2018, the Fund had the following interest rate swap contracts outstanding. See Note 1(c).

Interest Rate Swap Contracts

Description	Payment Frequency	Maturity Date	Notional Amount	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)

Centrally Cleared Swap Contracts
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.973%	Semi-Annual	1/27/25	$614,156,000	$19,033,646	$—	$19,033,646
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.937%	Semi-Annual	1/29/25	383,800,000	12,774,086	—	12,774,086
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.942%	Semi-Annual	1/30/25	325,000,000	10,728,340	—	10,728,340
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.817%	Semi-Annual	2/03/25	514,670,000	20,910,851	—	20,910,851
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.978%	Semi-Annual	3/27/25	39,700,000	1,238,757	—	1,238,757
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.985%	Semi-Annual	3/27/25	39,700,000	1,221,268	—	1,221,268
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.45%	Semi-Annual	7/22/25	893,410,000	3,150,165	33,223	3,116,942
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.439%	Semi-Annual	7/23/25	101,430,000	426,379	—	426,379
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.40%	Semi-Annual	7/24/25	798,605,000	5,371,950	—	5,371,950
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.89%	Semi-Annual	7/22/45	385,470,000	(6,550,873)	(26,947)	(6,523,926)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.861%	Semi-Annual	7/24/45	54,025,000	(611,655)	—	(611,655)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.574%	Semi-Annual	8/24/45	1,057,400,000	48,114,228	—	48,114,228
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.613%	Semi-Annual	1/26/47	406,800,000	15,858,134	—	15,858,134

franklintempleton.com	Annual Report	25

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS

Templeton Global Bond Fund (continued)

Interest Rate Swap Contracts (continued)

Description	Payment Frequency	Maturity Date	Notional Amount	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)

Centrally Cleared Swap Contracts (continued)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.678%	Semi-Annual	1/27/47	$700,300,000	$17,912,357	$—	$17,912,357
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.537%	Semi-Annual	4/13/47	404,700,000	24,709,637	—	24,709,637
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.587%	Semi-Annual	7/27/47	980,700,000	43,707,044	—	43,707,044
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.980%	Semi-Annual	2/20/48	422,692,000	(16,313,771)	—	(16,313,771)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.002%	Semi-Annual	2/22/48	422,692,000	(16,966,530)	—	(16,966,530)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.019%	Semi-Annual	2/23/48	422,692,000	(18,436,627)	—	(18,436,627)

Total Interest Rate Swap Contracts				$166,277,386	$6,276	$166,271,110

See Note 9 regarding other derivative information.

See Abbreviations on page 42.

26	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

TEMPLETON INCOME TRUST

Financial Statements

Statement of Assets and Liabilities

December 31, 2018

Templeton Global Bond Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$27,418,219,668
Cost - Controlled affiliates (Note 3f)	7,481,574,945

Value - Unaffiliated issuers	$25,113,969,051
Value - Controlled affiliates (Note 3f)	7,481,574,945
Cash	927,469
Restricted cash for OTC derivative contracts (Note 1d)	48,920,000
Foreign currency, at value (cost $26,963,422)	27,118,955
Receivables:
Capital shares sold	77,488,237
Interest	407,272,349
Deposits with brokers for:
OTC derivative contracts	67,602,000
Centrally cleared swap contracts	618,769,466
Unrealized appreciation on OTC forward exchange contracts	289,744,284
Other assets	4,309

Total assets	34,133,391,065

Liabilities:
Payables:
Capital shares redeemed	198,088,205
Management fees	11,558,885
Distribution fees	6,289,180
Transfer agent fees	9,740,681
Variation margin on centrally cleared swap contracts	45,037,929
Deposits from brokers for:
OTC derivative contracts	48,920,000
Unrealized depreciation on OTC forward exchange contracts	341,229,229
Deferred tax	37,683,519
Accrued expenses and other liabilities	10,057,828

Total liabilities	708,605,456

Net assets, at value	$33,424,785,609

Net assets consist of:
Paid-in capital	$36,116,467,559
Total distributable earnings (loss)	(2,691,681,950)

Net assets, at value	$33,424,785,609

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	27

TEMPLETON INCOME TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)

December 31, 2018

Templeton Global Bond Fund

Class A:
Net assets, at value	$ 8,375,227,349

Shares outstanding	741,291,172

Net asset value per share[a]	$11.30

Maximum offering price per share (net asset value per share ÷ 95.75%)	$11.80

Class C:
Net assets, at value	$ 2,218,851,719

Shares outstanding	195,868,185

Net asset value and maximum offering price per share[a]	$11.33

Class R:
Net assets, at value	$ 239,671,411

Shares outstanding	21,213,294

Net asset value and maximum offering price per share	$11.30

Class R6:
Net assets, at value	$ 4,084,816,335

Shares outstanding	363,080,128

Net asset value and maximum offering price per share	$11.25

Advisor Class:
Net assets, at value	$18,506,218,795

Shares outstanding	1,644,901,899

Net asset value and maximum offering price per share	$11.25

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

28	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

TEMPLETON INCOME TRUST

FINANCIAL STATEMENTS

Statement of Operations

for the year ended December 31, 2018

Templeton Global Bond Fund

Investment income:
Dividends:
Controlled affiliates (Note 3f)	$120,973,867
Interest: (net of foreign taxes)~
Unaffiliated issuers	2,021,926,869

Total investment income	2,142,900,736

Expenses:
Management fees (Note 3a)	175,078,084
Distribution fees: (Note 3c)
Class A	22,526,901
Class C	18,278,395
Class R	1,276,149
Transfer agent fees: (Note 3e)
Class A	12,646,405
Class C	3,954,692
Class R	359,286
Class R6	1,597,259
Advisor Class	28,557,494
Custodian fees (Note 4)	13,566,735
Reports to shareholders	1,255,705
Registration and filing fees	727,944
Professional fees	432,236
Trustees’ fees and expenses	573,445
Other	11,913,235

Total expenses	292,743,965
Expense reductions (Note 4)	(1,473,238)
Expenses waived/paid by affiliates (Note 3f and 3g)	(29,675,340)

Net expenses	261,595,387

Net investment income	1,881,305,349

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:#
Unaffiliated issuers	(87,308,193)
Foreign currency transactions	(78,771,374)
Forward exchange contracts	1,024,824,337
Swap contracts	13,939,944

Net realized gain (loss)	872,684,714

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(3,018,218,684)
Translation of other assets and liabilities denominated in foreign currencies	(1,509,044)
Forward exchange contracts	458,972,660
Swap contracts	249,539,432
Change in deferred taxes on unrealized appreciation	38,167,964

Net change in unrealized appreciation (depreciation)	(2,273,047,672)

Net realized and unrealized gain (loss)	(1,400,362,958)

Net increase (decrease) in net assets resulting from operations	$480,942,391

~Foreign taxes withheld on interest	$63,543,925
#Net of foreign taxes	$5,991,223

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	29

TEMPLETON INCOME TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Templeton Global Bond Fund

	Year Ended December 31,
	2018	2017

Increase (decrease) in net assets:
Operations:
Net investment income	$1,881,305,349	$1,879,109,383
Net realized gain (loss)	872,684,714	(403,778,554)
Net change in unrealized appreciation (depreciation)	(2,273,047,672)	(432,308,773)

Net increase (decrease) in net assets resulting from operations	480,942,391	1,043,022,056

Distributions to shareholders: (Note 1f)
Class A	(557,200,572)	(358,835,238)
Class C	(154,357,753)	(102,989,502)
Class R	(15,214,928)	(8,612,023)
Class R6	(277,790,647)	(124,003,530)
Advisor Class	(1,317,299,338)	(745,682,753)

Total distributions to shareholders	(2,321,863,238)	(1,340,123,046)

Capital share transactions: (Note 2)
Class A	(823,064,124)	(3,008,113,394)
Class C	(882,670,395)	(824,919,786)
Class R	(21,965,769)	(30,557,210)
Class R6	432,049,270	995,948,171
Advisor Class	(1,280,741,905)	160,813,008

Total capital share transactions	(2,576,392,923)	(2,706,829,211)

Net increase (decrease) in net assets	(4,417,313,770)	(3,003,930,201)
Net assets:
Beginning of year	37,842,099,379	40,846,029,580

End of year (Note 1f)	$33,424,785,609	$37,842,099,379

30	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

TEMPLETON INCOME TRUST

Notes to Financial Statements

Templeton Global Bond Fund

1. Organization and Significant Accounting Policies

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Templeton Global Bond Fund (Fund) is included in this report. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Beginning on October 19, 2018, Class C shares automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Global Bond Fund (continued)

1. Organization and Significant Accounting Policies (continued)

b. Foreign Currency Translation (continued)

may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counter-parties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives

Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Global Bond Fund (continued)

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The Fund invests in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains in the Statement of Operations. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

See Note 9 regarding other derivative information.

d. Restricted Cash

At December 31, 2018, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected in the Statement of Assets and Liabilities.

e. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of December 31, 2018, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.*

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Global Bond Fund (continued)

1. Organization and Significant Accounting Policies (continued)

f. Security Transactions, Investment Income, Expenses and Distributions (continued)

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income in the Statement of Operations.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

*Effective during the current reporting period, it is no longer required to present certain line items in the Statements of Changes in Net Assets. The below prior period amounts affected by this change are shown as they were in the prior year Statements of Changes in Net Assets.

For the year ended December 31, 2017, distributions to shareholders were as follows:

Distributions from net investment income :
Class A	$(358,835,238)
Class C	(102,989,502)
Class R	(8,612,023)
Class R6	(124,003,530)
Advisor Class	(745,682,753)

For the year ended December 31, 2017, distributions in excess of net investment income included in net assets was $(640,112,837).

34	Annual Report	franklintempleton.com

TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Global Bond Fund (continued)

2. Shares of Beneficial Interest

At December 31, 2018, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Year Ended December 31,
	2018		2017

	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold[a]	182,347,620	$2,136,666,269	146,518,069	$1,787,700,263
Shares issued in reinvestment of distributions	45,864,962	530,435,217	28,019,970	341,757,014
Shares redeemed	(298,813,486)	(3,490,165,610)	(421,200,374)	(5,137,570,671)

Net increase (decrease)	(70,600,904)	$(823,064,124)	(246,662,335)	$(3,008,113,394)

Class C Shares:
Shares sold	11,849,791	$139,437,612	17,916,474	$219,492,412
Shares issued in reinvestment of distributions	11,881,218	137,865,021	7,372,907	90,142,103
Shares redeemed[a]	(98,914,466)	(1,159,973,028)	(92,767,902)	(1,134,554,301)

Net increase (decrease)	(75,183,457)	$(882,670,395)	(67,478,521)	$(824,919,786)

Class R Shares:
Shares sold	5,543,830	$65,061,723	5,638,593	$68,799,340
Shares issued in reinvestment of distributions	1,240,090	14,331,689	656,338	8,001,874
Shares redeemed	(8,632,695)	(101,359,181)	(8,807,014)	(107,358,424)

Net increase (decrease)	(1,848,775)	$(21,965,769)	(2,512,083)	$(30,557,210)

Class R6 Shares:
Shares sold	104,154,321	$1,220,751,045	119,288,930	$1,447,841,850
Shares issued in reinvestment of distributions	22,604,811	260,294,994	9,598,144	116,477,262
Shares redeemed	(90,365,753)	(1,048,996,769)	(46,812,240)	(568,370,941)

Net increase (decrease)	36,393,379	$432,049,270	82,074,834	$995,948,171

Advisor Class Shares:
Shares sold	423,530,275	$4,956,365,495	546,970,493	$6,652,312,487
Shares issued in reinvestment of distributions	97,996,461	1,128,514,511	51,607,467	626,705,089
Shares redeemed	(633,059,421)	(7,365,621,911)	(585,134,767)	(7,118,204,568)

Net increase (decrease)	(111,532,685)	$(1,280,741,905)	13,443,193	$160,813,008

aMay include a portion of Class C shares that were automatically converted to Class A.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation

Franklin Advisers, Inc. (Advisers)	Investment manager

Franklin Templeton Services, LLC (FT Services)	Administrative manager

Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Global Bond Fund (continued)

3. Transactions with Affiliates (continued)

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets

0.650%	Up to and including $200 million

0.585%	Over $200 million, up to and including $700 million

0.550%	Over $700 million, up to and including $1.2 billion

0.525%	Over $1.2 billion, up to and including $1.3 billion

0.475%	Over $1.3 billion, up to and including $35 billion

0.470%	Over $35 billion, up to and including $50 billion

0.465%	Over $50 billion, up to and including $65 billion

0.460%	Over $65 billion, up to and including $80 billion

0.455%	In excess of $80 billion

For the year ended December 31, 2018, the gross effective investment management fee rate was 0.479% of the Fund’s average daily net assets.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	0.65%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the year:

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$497,822
CDSC retained	$160,744

36	Annual Report	franklintempleton.com

TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Global Bond Fund (continued)

Effective on or about March 1, 2019, certain front-end sales charges on Class A shares will be lowered. Further details are disclosed in the Fund’s Prospectus.

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the year ended December 31, 2018, the Fund paid transfer agent fees of $47,115,136, of which $14,665,901 was retained by Investor Services.

f. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2018, the Fund held investments in affiliated management investment companies as follows:

	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Year	Value at End of Year	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)

Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.99%	6,224,341,342	18,123,279,123	(16,866,045,520)	7,481,574,945	$7,481,574,945	$120,973,867	$ —	$ —

g. Waiver and Expense Reimbursements

Investor Services has voluntarily agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.02% based on the average net assets of the class. Investor Services may discontinue this waiver in the future.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended December 31, 2018, the custodian fees were reduced as noted in the Statement of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains.

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Global Bond Fund (continued)

5. Income Taxes (continued)

At December 31, 2018, the capital loss carryforwards were as follows:

Capital loss carryforwards not subject to expiration:
Short Term	$89,091,789
Long Term	79,697,821

Total capital loss carryforwards	$168,789,610

During the year ended December 31, 2018, the Fund utilized $87,218,302 of capital loss carryforwards.

For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2018, the Fund deferred late-year ordinary losses of $ 173,136,054.

The tax character of distributions paid during the years ended December 31, 2018 and 2017, was as follows:

	2018	2017

Distributions paid from ordinary income	$2,321,863,238	$1,340,123,046

At December 31, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$35,062,444,686

Unrealized appreciation	$1,059,959,508
Unrealized depreciation	(3,360,259,589)

Net unrealized appreciation (depreciation)	$(2,300,300,081)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions and bond discounts and premiums.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2018, aggregated $4,410,926,987 and $5,702,602,723, respectively.

7. Credit Risk

At December 31, 2018, the Fund had 19.9% of its portfolio invested in high yield securities or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

8. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.

38	Annual Report	franklintempleton.com

TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Global Bond Fund (continued)

9. Other Derivative Information

At December 31, 2018, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Variation margin on centrally cleared swap contracts	$225,123,619	[a]	Variation margin on centrally cleared swap contracts	$58,852,509	[a]
Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	289,744,284		Unrealized depreciation on OTC forward exchange contracts	341,229,229
Value recovery instruments	Investments in securities, at value	236,016,392	[b]

Totals		$750,884,295			$400,081,738

aThis amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

bVRI are included in investments in securities, at value in the Statement of Assets and Liabilities.

For the year ended December 31, 2018, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Location	Net Realized Gain (Loss) for the Year		Statement of Operations Location	Net Change in Unrealized Appreciation (Depreciation) for the Year

	Net realized gain (loss) from:			Net change in unrealized appreciation (depreciation) on:
Interest rate contracts	Swap contracts	$13,939,944		Swap contracts	$249,539,432
Foreign exchange contracts	Forward exchange contracts	1,024,824,337		Forward exchange contracts	458,972,660
Value recovery instruments	Investments	32,940,945	[a]	Investments	(31,423,563)[a]

Totals		$1,071,705,226			$677,088,529

aVRI are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended December 31, 2018, the average month end notional amount of swap contracts represented $8,914,581,692. The average month end contract value of forward exchange contracts and fair value of VRI, was $36,462,741,958 and $367,000,051, respectively.

At December 31, 2018, the Fund’s OTC derivative assets and liabilities are as follows:

	Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
	Assets[a]	Liabilities[a]

Derivatives
Forward exchange contracts	$289,744,284	$341,229,229

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Global Bond Fund (continued)

9. Other Derivative Information (continued)

At December 31, 2018, the Fund’s OTC derivative assets, which may be offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received[a,b]	Cash Collateral Received[b]	Net Amount (Not less than zero)

Counterparty
BNDP	$—	$—	$—	$—	$—
BOFA	11,834,259	(11,834,259)	—	—	—
BZWS	1,021,879	(1,021,879)	—	—	—
CITI	86,608,187	(73,821,880)	—	(12,786,307)	—
DBAB	36,944,977	(34,134,813)	(2,810,164)	—	—
GSCO	10,543,430	(10,543,430)	—	—	—
HSBK	36,460,602	(36,460,602)	—	—	—
JPHQ	89,555,699	(23,391,800)	(66,163,899)	—	—
MSCO	4,000,756	(4,000,756)	—	—	—
SCNY	6,297,063	(6,297,063)	—	—	—
UBSW	6,477,432	(870,461)	(5,606,971)	—	—

Total	$289,744,284	$(202,376,943)	$(74,581,034)	$(12,786,307)	$—

At December 31, 2018, the Fund’s OTC derivative liabilities, which may be offset against the Fund’s OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged	Cash Collateral Pledged	Net Amount (Not less than zero)

Counterparty
BNDP	$3,822,405	$—	$—	$(3,140,000)	$682,405
BOFA	57,303,199	(11,834,259)	—	(29,220,000)	16,248,940
BZWS	43,560,218	(1,021,879)	—	(25,570,000)	16,968,339
CITI	73,821,880	(73,821,880)	—	—	—
DBAB	34,134,813	(34,134,813)	—	—	—
GSCO.	22,662,939	(10,543,430)	—	(3,000,000)	9,119,509
HSBK	64,662,773	(36,460,602)	—	(6,672,000)	21,530,171
JPHQ	23,391,800	(23,391,800)	—	—	—
MSCO	4,326,603	(4,000,756)	—	—	325,847
SCNY	12,672,138	(6,297,063)	—	—	6,375,075
UBSW	870,461	(870,461)	—	—	—

Total	$341,229,229	$(202,376,943)	$—	$(67,602,000)	$71,250,286

aAt December 31, 2018, the Fund received Canadian Government Bonds and U.S. Treasury Bills, Bonds and Notes as collateral for derivatives.

bIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateral-ization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

See note 1(c) regarding derivative financial instruments.

See Abbreviations on page 42.

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NOTES TO FINANCIAL STATEMENTS

Templeton Global Bond Fund (continued)

10. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 8, 2019. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective February 8, 2019, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 7, 2020, for a total of $2 billion.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2018, the Fund did not use the Global Credit Facility.

11. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of December 31, 2018, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Foreign Government and Agency Securities	$—	$18,398,623,587	$—	$18,398,623,587
Quasi-Sovereign and Corporate Bonds	—	430,392,116	—	430,392,116
Short Term Investments	11,186,279,313	2,580,248,980	—	13,766,528,293
Total Investments in Securities	$11,186,279,313	$21,409,264,683	$—	$32,595,543,996
Other Financial Instruments:
Forward Exchange Contracts	$—	$289,744,284	$—	$289,744,284
Swap Contracts	—	225,123,619	—	225,123,619

Total Other Financial Instruments	$—	$514,867,903	$—	$514,867,903

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$341,229,229	$—	$341,229,229
Swap Contracts	—	58,852,509	—	58,852,509

Total Other Financial Instruments	$—	$400,081,738	$—	$400,081,738

aFor detailed categories, see the accompanying Statement of Investments.

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NOTES TO FINANCIAL STATEMENTS

Templeton Global Bond Fund (continued)

12. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

Abbreviations

Counterparty		Currency		Counterparty
BNDP	BNP Paribas	ARS	Argentine Peso	ARPP7DRR	Argentina Central Bank 7 Day Repo Rate
BOFA	Bank of America Corp.	BRL	Brazilian Real	BADLAR	Argentina Deposit Rates Badlar Private
BZWS	Barclays Bank PLC	COP	Colombian Peso		Banks ARS
CITI	Citigroup, Inc.	EUR	Euro	FHLB	Federal Home Loan Bank
DBAB	Deutsche Bank AG	GHS	Ghanaian Cedi	FRN	Floating Rate Note
GSCO	The Goldman Sachs Group, Inc.	IDR	Indonesian Rupiah	GDP	Gross Domestic Product
HSBK	HSBC Bank PLC	INR	Indian Rupee	LIBOR	London InterBank Offered Rate
JPHQ	JP Morgan Chase & Co.	KRW	South Korean Won	VRI	Value Recovery Instruments
MSCO	Morgan Stanley	MXN	Mexican Peso
SCNY	Standard Chartered Bank	PHP	Philippine Peso
UBSW	UBS AG	USD	United States Dollar

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Templeton Income Trust and Shareholders of Templeton Global Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Templeton Global Bond Fund (the “Fund”) as of December 31, 2018, the related statement of operations for the year ended December 31, 2018, the statement of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 15, 2019

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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Tax Information (unaudited)

Templeton Global Bond Fund

At December 31, 2018, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. The Fund elects to treat foreign taxes paid as allowed under Section 853 of the Internal Revenue Code. This election will allow shareholders of record as of the first distribution in 2019, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Harris J. Ashton (1932) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Trustee	Since 1992	136	Bar-S Foods (meat packing company) (1981-2010).
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Ann Torre Bates (1958) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Trustee	Since 2008	38	Ares Capital Corporation (specialty finance company) (2010-present), United Natural Foods, Inc. (distributor of natural, organic and specialty foods) (2013-present), Allied Capital Corporation (financial services) (2003-2010), SLM Corporation (Sallie Mae) (1997-2014) and Navient Corporation (loan management, servicing and asset recovery) (2014-2016).
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).

Mary C. Choksi (1950) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Trustee	Since 2016	136	Avis Budget Group Inc. (car rental) (2007-present), Omnicom Group Inc. (advertising and marketing communications services) (2011-present) and White Mountains Insurance Group, Ltd. (holding company) (2017-present).
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Founder and Senior Advisor, Strategic Investment Group (investment management group) (2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Edith E. Holiday (1952) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Lead Independent Trustee	Trustee since 2001 and Lead Independent Trustee since 2007	136	Hess Corporation (exploration of oil and gas) (1993-present), Canadian National Railway (railroad) (2001-present), White Mountains Insurance Group, Ltd. (holding company) (2004-present), Santander Consumer USA Holdings, Inc. (consumer finance) (2016-present), RTI International Metals, Inc. (manufacture and distribution of titanium) (1999-2015) and H.J. Heinz Company (processed foods and allied products) (1994-2013).
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).

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Independent Board Members (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

J. Michael Luttig (1954) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Trustee	Since 2009	136	Boeing Capital Corporation (aircraft financing) (2006-2013).
Principal Occupation During at Least the Past 5 Years:
Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (aerospace company) (2006-present); and formerly, Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

David W. Niemiec (1949) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Trustee	Since 2005	38	Hess Midstream Partners LP (oil and gas midstream infrastructure) (2017-present).
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly, Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial Officer, Dillon, Read & Co. Inc. (1982-1997).

Larry D. Thompson (1945) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Trustee	Since 2005	136	The Southern Company (energy company) (2014-present; previously 2010-2012), Graham Holdings Company (education and media organization) (2011-present) and Cbeyond, Inc. (business communications provider) (2010-2012).
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly, Executive Vice President – Government
Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President – Government
Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor,
University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

Constantine D. Tseretopoulos (1954) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Trustee	Since 2003	24	None
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly, Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center
(1982-1985).

Robert E. Wade (1946) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Trustee	Since 2006	38	El Oro Ltd (investments) (2003-present).
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in private practice as a sole practitioner (1972-2008) and member of various boards.

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Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

**Gregory E. Johnson (1961) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	150	None
Principal Occupation During at Least the Past 5 Years:
Chairman of the Board, Member – Office of the Chairman, Director and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in
Franklin Templeton Investments; Vice Chairman, Investment Company Institute; and formerly, President, Franklin Resources, Inc.
(1994-2015).

**Rupert H. Johnson, Jr. (1940) One Franklin Parkway San Mateo, CA 94403-1906	Chairman of the Board, Trustee and Vice President	Chairman of the Board, Trustee since 2013 and Vice President since 1996	136	None
Principal Occupation During at Least the Past 5 Years:
Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 40 of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2012	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments.

Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 44 of the investment companies in Franklin Templeton
Investments.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and
officer of 44 of the investment companies in Franklin Templeton Investments.

Michael Hasenstab, Ph.D. (1973) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive 2018 Officer – Investment Management	Since December	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Executive Vice President, Franklin Advisers, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of four of the investment companies in Franklin Templeton Investments.

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 44 of the investment companies in Franklin Templeton Investments; and
formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton Investments (2009-2017).

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TEMPLETON INCOME TRUST

Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Robert G. Kubilis (1973) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Treasurer, U.S. Fund Administration & Reporting, Franklin Templeton Investments; and officer of 16 of the investment companies in Franklin
Templeton Investments.

Robert Lim (1948) One Franklin Parkway San Mateo, CA 94403-1906	Vice President –AML Compliance	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 44 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2013	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Vice President and Corporate Secretary, Fiduciary Trust International of the
South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 44 of the investment companies in Franklin Templeton Investments.

Robert C. Rosselot (1960) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Chief Compliance Officer	Since 2013	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 44 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments
(2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; and officer of 44 of the investment companies in Franklin Templeton Investments.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2005	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 44 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President and Secretary	Vice President since 2011 and Secretary since 2013	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and
Secretary, Templeton Investment Counsel, LLC; and officer of 44 of the investment companies in Franklin Templeton Investments.

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Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Christine Zhu (1975) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since December 2018	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Advisers, Inc.; and officer of four of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms. Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream Partners LP (2017-present). Mr. Niemiec was formerly a director of Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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TEMPLETON GLOBAL BOND FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive the Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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Annual Report and Shareholder Letter

Templeton Global Bond Fund

Investment Manager

Franklin Advisers, Inc.

Distributor

Franklin Templeton Distributors, Inc.

(800) DIAL BEN® / 342-5236

franklintempleton.com

Shareholder Services

(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2019 Franklin Templeton Investments. All rights reserved.	406 A 02/19

Annual Report
and Shareholder Letter

December 31, 2018

Templeton Global Total Return Fund

A SERIES OF TEMPLETON INCOME TRUST

Sign up for electronic delivery at franklintempleton.com/edelivery

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Franklin Templeton

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Dear Shareholder:

During the 12 months ended December 31, 2018, the global economy generally expanded amid higher crude oil prices, upbeat economic data, solid corporate earnings and hints of a slower pace of interest-rate increases from the U.S. Federal Reserve (Fed). The European Central Bank (ECB) left its benchmark interest rate unchanged but reduced its monthly bond purchases and planned to conclude the program at the end of 2018. The Fed raised its federal funds rate range by 0.25% four times in 2018 and continued reducing its balance sheet. Global markets were pressured by concerns about increased technology company regulation, U.S. and European Union political uncertainties, major central banks’ interest-rate policies, and the impact of the U.S.-China trade dispute on global growth and corporate earnings. In this environment, global government bonds, as measured by the FTSE World Government Bond Index, declined 0.84% in U.S. dollar terms but rose 1.10% in local currency terms. The U.S. dollar appreciated against most foreign currencies during the period.

We are committed to our long-term perspective and disciplined investment approach as we conduct a rigorous, fundamental analysis of securities with a regular emphasis on investment risk management.

Historically, patient investors have achieved rewarding results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program, all hallmarks of the Templeton investment philosophy developed more than 60 years ago. We continue to recommend investors consult their financial advisors and review their portfolios to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance.

Templeton Global Total Return Fund’s annual report includes more detail about prevailing conditions and a discussion about investment decisions during the period. Please remember all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,

Sonal Desai, Ph.D.

Executive Vice President, Chief Investment Officer of Franklin Templeton Fixed Income Group

Templeton Income Trust

This letter reflects our analysis and opinions as of December 31, 2018, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

Not FDIC Insured |	May Lose Value |	No Bank Guarantee

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Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Annual Report

Templeton Global Total Return Fund

We are pleased to bring you Templeton Global Total Return Fund’s annual report for the fiscal year ended December 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks total investment return consisting of a combination of interest income, capital appreciation and currency gains. Under normal market conditions, the Fund invests primarily in fixed and floating rate debt securities and debt obligations (including convertible bonds) of governments, government agencies and government-related or corporate issuers worldwide (collectively, “bonds”). Bonds may be denominated and issued in the local currency or in another currency. Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures.

Performance Overview

For the 12 months under review, the Fund’s Class A shares posted a +1.69% cumulative total return. In comparison, the global fixed income market, as measured by the Fund’s benchmark, the Bloomberg Barclays Multiverse Index, had a -1.36% cumulative total return for the same period.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The year began with sharply rising yields in the U.S. and Europe as reflation sentiments returned to markets. Deregulation efforts and tax cuts in the U.S. were expected to add stimulus to an already strong U.S. economy. The 10-year U.S. Treasury (UST) yield rose 0.45% during the first two months of 2018, finishing February at 2.86%. In Europe, the

Portfolio Composition*

Based on Total Net Assets as of 12/31/18

*Figures represent the net Fund exposure and include certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives or other factors.

**Rounds to less than 0.1%.

***Includes U.S. and foreign government and agency securities, money market funds and other net assets (including derivatives).

10-year German Bund yield rose 0.27% during the first month of the year, reaching its peak yield for the period at 0.77% on February 2, its highest level since 2015. Markets appeared to initially anticipate upcoming rate adjustments from the European Central Bank (ECB), but those expectations would largely disappear by the summer.

In February, Jerome Powell took over as U.S. Federal Reserve (Fed) Chair, replacing Janet Yellen. Powell indicated his intentions to continue the glide path of rate hikes and balance sheet unwinding. However, by March, the rising yield trends in the U.S. and Europe stalled and moderately reversed. U.S. protectionist policies in the form of steel and aluminum tariffs, as well as sector-specific tariffs on China, appeared to amplify risk aversion across global financial markets. Credit spreads widened across investment-grade and high-yield credit tiers in the U.S. and Europe during the month, ultimately widening even further over the rest of the year. In April, reflation sentiments briefly resurfaced, driving the 10-year UST yield above 3.00% for the first time in more than four years. However, risk aversion returned to global bond markets in the second half of May, as political turmoil in Italy raised concerns

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 16.

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over Italian debt sustainability and the viability of the euro. Yields in Italy, Spain and much of peripheral Europe rose sharply, while yields in Germany, France and the U.S. declined on flights to quality. Several Latin American countries concurrently saw rising yields and sharp depreciations of their exchange rates on regional volatility.

In mid-June, ECB President Mario Draghi announced the net asset purchase program would be reduced to 15 billion euros per month for October, November and December, and would conclude at the end of 2018. Draghi also indicated rates would likely remain unchanged until at least the summer of 2019, quelling any remaining expectations for a 2018 rate hike. In the U.S., yields briefly rose in July as economic activity continued to strengthen. Annualized second-quarter U.S. gross domestic product came in at 4.2%, its highest level since 2014.

Geographic Composition*

Based on Total Net Assets as of 12/31/18

*Figures represent the net Fund exposure and include certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives or other factors.

However, a wave of broad-based risk aversion across emerging markets arrived in late August, driving exchange rates lower against the U.S. dollar. Several perceived safe-haven assets rallied, including USTs. We viewed much of the late summer selloffs as fear-driven overreactions that often exceeded the fundamental risks in individual countries. As an asset category, emerging markets showed the highest level of undervaluation across the global fixed income markets, in our assessment, and we expected select countries with healthier or improving underlying fundamentals to rebound from the heightened volatility.

By mid-September, risk aversion across emerging markets began to diminish, as several security valuations incrementally stabilized and improved. UST yields rose sharply during the month, on expectations the Fed would hike rates at its September 26 meeting. Those trends continued through

October, with the 10-year UST reaching its highest yield of the year on November 8, at 3.24%. However, market volatility escalated in December as global growth uncertainties and trade policy concerns led to rallies in perceived safe-haven assets. The 10-year UST yield dropped sharply to finish the year at 2.69%, despite the Fed’s fourth rate hike of the year on December 19.

On the whole, duration exposures in the U.S. and in several parts of the world faced headwinds from rising rates during much of the period, before those trends sharply reversed in December. Select local-currency bond markets fared better than others, as valuations strengthened in places like Brazil but weakened in places like Indonesia. On the currency front, the U.S. dollar started the period weaker before significantly strengthening against global currencies over the remainder of the year. On the whole, avoiding UST duration proved important to performance during much of the period, as did long exposure to the U.S. dollar and select positioning in emerging markets.

Investment Strategy

We invest selectively in bonds around the world based upon our assessment of changing market, political and economic conditions. While seeking opportunities, we consider various factors including evaluation of interest and currency exchange rates and credit risks. For purposes of pursuing its investment goals, the Fund regularly enters into various currency related transactions involving derivative instruments, principally currency and cross currency forwards, but it may also use currency and currency index futures contracts.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date. Currency forward contracts are privately traded in the interbank market, not on a centralized exchange.

Manager’s Discussion

During the reporting period, the strategy was positioned for rising rates in the U.S. by maintaining low portfolio duration and using interest-rate swaps to gain negative duration exposure to USTs. The strategy also continued to seek duration exposures in select emerging markets that offered positive real yields without taking undue interest-rate risk, favoring countries that have solid underlying fundamentals and prudent fiscal and monetary policies. Several emerging markets continued to offer significantly higher yields than those

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available in the developed markets. The strategy also held long currency exposures in a number of emerging markets and net-negative exposures to the Japanese yen, euro and Australian dollar, as directional views on the currencies and as hedges against a broadly strengthening U.S. dollar. During the period, we used currency forward contracts to actively manage currencies. We also used interest-rate swaps to tactically manage duration exposures.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

What is an interest-rate swap?

An interest-rate swap is an agreement between two parties to exchange interest-rate payment obligations, generally one based on an interest rate fixed to maturity and the other based on an interest rate that changes in accordance with changes in a designated benchmark (for example, LIBOR, prime, commercial paper or other benchmarks).

During the period, the strategy’s positive absolute performance was primarily attributable to currency positions, followed by interest-rate strategies. Overall credit exposures had a largely neutral effect on absolute results. Among currencies, the Fund’s net-negative positions in the euro and the Australian dollar, achieved through the use of currency forward contracts, contributed to absolute performance, while its net-negative position in the Japanese yen, also through currency forward contracts, moderately detracted. Currency positions in Latin America and Asia ex-Japan detracted from absolute results (the Brazilian real, Argentine peso and Indian rupee detracted, while the Mexican peso contributed). The Fund maintained a defensive approach regarding interest rates in developed markets, while holding duration exposures in select emerging markets. Negative duration exposure to U.S. Treasuries contributed to absolute performance, as did duration exposure in Brazil. However, duration exposure in Argentina detracted from absolute return.

The strategy’s relative outperformance during the period was primarily attributable to currency positions and overall credit exposures. Interest-rate strategies detracted from relative results. Among currencies, the Fund’s underweighted positions in the euro and the Australian dollar contributed to relative performance, while its underweighted position in the Japanese yen detracted. Overweighted currency positions in Latin America and Asia ex-Japan detracted from relative results (the

Brazilian real, Argentine peso and Indian rupee detracted, while the Mexican peso contributed). Select underweighted duration exposures in Europe detracted from relative performance, as did overweighted duration exposure in Argentina. However, overweighted duration exposure in Brazil contributed.

Currency Composition*

12/31/18

	% of Total Net Assets

Americas	159.4%

U.S. Dollar	113.3%

Mexican Peso	21.9%

Brazilian Real	13.1%

Argentine Peso	7.4%

Colombian Peso	3.7%

Middle East & Africa	3.7%

Ghanaian Cedi	3.7%

Egyptian Pound	0.0%	**

South African Rand	0.0%	**

Asia Pacific	-24.1%

Indian Rupee	10.6%

Indonesian Rupiah	10.1%

Philippine Peso	2.4%

South Korean Won	0.0%	**

Australian Dollar	-9.0%

Japanese Yen	-38.2%

Europe	-39.0%

Swiss Franc	0.0%	**

British Pound Sterling	0.0%	**

Deutsche Mark	0.0%	**

Euro	-39.0%

*Figures represent the net Fund exposure and include certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives or other factors.

**Rounds to less than 0.1%.

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TEMPLETON GLOBAL TOTAL RETURN FUND

Thank you for your continued participation in Templeton Global Total Return Fund. We look forward to serving your future investment needs.

Michael Hasenstab, Ph.D. Lead Portfolio Manager

Calvin Ho Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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TEMPLETON GLOBAL TOTAL RETURN FUND

Performance Summary as of December 31, 2018

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 12/31/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 4.25% and the minimum is 0%. Class A: 4.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative		Average Annual
Share Class	Total Return	[2]	Total Return	[3]

A
1-Year	+1.69%		-2.60%

5-Year	+8.22%		+0.71%

10-Year	+87.92%		+6.05%

Advisor
1-Year	+2.03%		+2.03%

5-Year	+9.66%		+1.86%

10-Year	+92.70%		+6.78%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 9 for Performance Summary footnotes.

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TEMPLETON GLOBAL TOTAL RETURN FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

Class A (1/1/09–12/31/18)

Advisor Class (1/1/09–12/31/18)

See page 9 for Performance Summary footnotes.

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TEMPLETON GLOBAL TOTAL RETURN FUND

PERFORMANCE SUMMARY

Distributions (1/1/18–12/31/18)

Share Class	Net Investment Income

A	$0.6163

C	$0.5688

R	$0.5871

R6	$0.6600

Advisor	$0.6461

Total Annual Operating Expenses5

Share Class	With Fee Waiver	Without Fee Waiver

A	1.07%	1.12%

Advisor	0.82%	0.87%

All investments involve risks, including possible loss of principal. Foreign securities involve special risks, including currency fluctuations (which may be significant over the short term) and economic and political uncertainties; investments in developing markets involve heightened risks related to the same factors. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. The markets for particular securities or types of securities are or may become relatively illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including but not limited to, the risk that a government entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 4/30/19. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Source: Morningstar. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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TEMPLETON GLOBAL TOTAL RETURN FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 7/1/18	Ending Account Value 12/31/18	Expenses Paid During Period 7/1/18–12/31/18[1,2]	Ending Account Value 12/31/18	Expenses Paid During Period 7/1/18–12/31/18[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,034.80	$5.18	$1,020.11	$5.14	1.01%
C	$1,000	$1,032.80	$7.22	$1,018.10	$7.17	1.41%
R	$1,000	$1,033.50	$6.46	$1,018.85	$6.41	1.26%
R6	$1,000	$1,036.70	$3.34	$1,021.93	$3.31	0.65%
Advisor	$1,000	$1,036.10	$3.90	$1,021.37	$3.87	0.76%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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TEMPLETON INCOME TRUST

Financial Highlights

Templeton Global Total Return Fund

	Year Ended December 31,			Year Ended August 31,
	2018	2017	2016[a]	2016	2015	2014

Class A

Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.04	$12.09	$11.38	$11.63	$13.59	$12.95

Income from investment operations[b]:
Net investment income[c]	0.67	0.63	0.21	0.58	0.51	0.49
Net realized and unrealized gains (losses)	(0.47)	(0.28)	0.60	(0.47)	(1.48)	0.74

Total from investment operations	0.20	0.35	0.81	0.11	(0.97)	1.23

Less distributions from:
Net investment income and net foreign currency gains	(0.62)	(0.16)	—	(0.13)	(0.96)	(0.59)
Net realized gains	—	—	—	—	(0.03)	—
Tax return of capital	—	(0.24)	(0.10)	(0.23)	—	—

Total distributions	(0.62)	(0.40)	(0.10)	(0.36)	(0.99)	(0.59)

Net asset value, end of year	$11.62	$12.04	$12.09	$11.38	$11.63	$13.59

Total return[d]	1.69%	2.83%	7.08%	1.08%	(7.40)%	9.56%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates and expense reduction	1.09%	1.07%	1.10%	1.07%	1.04%	1.03%
Expenses net of waiver and payments by affiliates	1.01%	1.02%	1.09%	1.06%	1.02%	1.01%
Expenses net of waiver and payments by affiliates and expense reduction	1.01% [f]	1.02% [f]	1.07%	1.06% [f]	1.02% [f]	1.01% [f]
Net investment income	5.62%	5.15%	5.22%	5.14%	4.05%	3.66%

Supplemental data
Net assets, end of year (000’s)	$811,990	$921,181	$1,197,319	$1,227,550	$1,632,114	$2,115,198
Portfolio turnover rate	20.91%	41.66%	17.10%	44.16%	32.07%	28.85%

aFor the period September 1, 2016 to December 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

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TEMPLETON INCOME TRUST

FINANCIAL HIGHLIGHTS

Templeton Global Total Return Fund (continued)

	Year Ended December 31,			Year Ended August 31,
	2018	2017	2016[a]	2016	2015	2014

Class C

Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.02	$12.07	$11.38	$11.61	$13.58	$12.94

Income from investment operations[b]:
Net investment income[c]	0.62	0.58	0.19	0.54	0.46	0.44
Net realized and unrealized gains (losses)	(0.46)	(0.28)	0.59	(0.46)	(1.49)	0.73

Total from investment operations	0.16	0.30	0.78	0.08	(1.03)	1.17

Less distributions from:
Net investment income and net foreign currency gains	(0.57)	(0.14)	—	(0.12)	(0.91)	(0.53)
Net realized gains	—	—	—	—	(0.03)	—
Tax return of capital	—	(0.21)	(0.09)	(0.19)	—	—

Total distributions	(0.57)	(0.35)	(0.09)	(0.31)	(0.94)	(0.53)

Net asset value, end of year	$11.61	$12.02	$12.07	$11.38	$11.61	$13.58

Total return[d]	1.37%	2.43%	6.85%	0.76%	(7.85)%	9.22%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates and expense reduction	1.49%	1.47%	1.50%	1.47%	1.44%	1.43%
Expenses net of waiver and payments by affiliates	1.41%	1.42%	1.49%	1.46%	1.42%	1.41%
Expenses net of waiver and payments by affiliates and expense reduction	1.41% [f]	1.42% [f]	1.47%	1.46% [f]	1.42% [f]	1.41% [f]
Net investment income	5.22%	4.75%	4.82%	4.74%	3.65%	3.26%

Supplemental data
Net assets, end of year (000’s)	$310,561	$398,445	$481,915	$517,428	$708,010	$904,521
Portfolio turnover rate	20.91%	41.66%	17.10%	44.16%	32.07%	28.85%

aFor the period September 1, 2016 to December 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

12	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

TEMPLETON INCOME TRUST

FINANCIAL HIGHLIGHTS

Templeton Global Total Return Fund (continued)

	Year Ended December 31,			Year Ended August 31,
	2018	2017	2016[a]	2016	2015	2014

Class R

Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.04	$12.09	$11.40	$11.63	$13.60	$12.96

Income from investment operations[b]:
Net investment income[c]	0.64	0.60	0.19	0.56	0.48	0.46
Net realized and unrealized gains (losses)	(0.46)	(0.28)	0.59	(0.46)	(1.49)	0.73

Total from investment operations	0.18	0.32	0.78	0.10	(1.01)	1.19

Less distributions from:
Net investment income and net foreign currency gains	(0.59)	(0.15)	—	(0.12)	(0.93)	(0.55)
Net realized gains	—	—	—	—	(0.03)	—
Tax return of capital	—	(0.22)	(0.09)	(0.21)	—	—

Total distributions	(0.59)	(0.37)	(0.09)	(0.33)	(0.96)	(0.55)

Net asset value, end of year	$11.63	$12.04	$12.09	$11.40	$11.63	$13.60

Total return[d]	1.52%	2.58%	6.89%	0.91%	(7.70)%	9.36%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates and expense reduction	1.34%	1.32%	1.35%	1.32%	1.29%	1.28%
Expenses net of waiver and payments by affiliates	1.26%	1.27%	1.34%	1.31%	1.27%	1.26%
Expenses net of waiver and payments by affiliates and expense reduction	1.26% [f]	1.27% [f]	1.32%	1.31% [f]	1.27% [f]	1.26% [f]
Net investment income	5.37%	4.90%	4.97%	4.89%	3.80%	3.41%

Supplemental data
Net assets, end of year (000’s)	$7,957	$8,788	$9,782	$9,692	$9,809	$8,090
Portfolio turnover rate	20.91%	41.66%	17.10%	44.16%	32.07%	28.85%

aFor the period September 1, 2016 to December 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	13

TEMPLETON INCOME TRUST

FINANCIAL HIGHLIGHTS

Templeton Global Total Return Fund (continued)

	Year Ended December 31,			Year Ended August 31,
	2018	2017	2016[a]	2016	2015	2014

Class R6

Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.05	$12.10	$11.41	$11.64	$13.61	$12.97

Income from investment operations[b]:
Net investment income[c]	0.71	0.68	0.22	0.64	0.56	0.54
Net realized and unrealized gains (losses)	(0.47)	(0.29)	0.59	(0.47)	(1.49)	0.74

Total from investment operations	0.24	0.39	0.81	0.17	(0.93)	1.28

Less distributions from:
Net investment income and net foreign currency gains	(0.66)	(0.17)	—	(0.15)	(1.01)	(0.64)
Net realized gains	—	—	—	—	(0.03)	—
Tax return of capital	—	(0.27)	(0.12)	(0.25)	—	—

Total distributions	(0.66)	(0.44)	(0.12)	(0.40)	(1.04)	(0.64)

Net asset value, end of year	$11.63	$12.05	$12.10	$11.41	$11.64	$13.61

Total return[d]	2.06%	3.22%	7.21%	1.47%	(7.12)%	10.02%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates and expense reduction	0.73%	0.69%	0.72%	0.69%	0.68%	0.68%
Expenses net of waiver and payments by affiliates	0.65%	0.64%	0.71%	0.68%	0.66%	0.66%
Expenses net of waiver and payments by affiliates and expense reduction	0.65% [f]	0.64% [f]	0.69%	0.68% [f]	0.66% [f]	0.66% [f]
Net investment income	5.98%	5.53%	5.60%	5.52%	4.41%	4.01%

Supplemental data
Net assets, end of year (000’s)	$986,689	$1,058,884	$904,147	$882,402	$1,220,888	$1,038,236
Portfolio turnover rate	20.91%	41.66%	17.10%	44.16%	32.07%	28.85%

aFor the period September 1, 2016 to December 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

14	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

TEMPLETON INCOME TRUST

FINANCIAL HIGHLIGHTS

Templeton Global Total Return Fund (continued)

	Year Ended December 31,			Year Ended August 31,
	2018	2017	2016[a]	2016	2015	2014

Advisor Class

Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.05	$12.10	$11.41	$11.64	$13.61	$12.97

Income from investment operations[b]:
Net investment income[c]	0.70	0.66	0.21	0.61	0.55	0.53
Net realized and unrealized gains (losses)	(0.46)	(0.28)	0.59	(0.45)	(1.49)	0.73

Total from investment operations	0.24	0.38	0.80	0.16	(0.94)	1.26

Less distributions from:
Net investment income and net foreign currency gains	(0.65)	(0.17)	—	(0.14)	(1.00)	(0.62)
Net realized gains	—	—	—	—	(0.03)	—
Tax return of capital	—	(0.26)	(0.11)	(0.25)	—	—

Total distributions	(0.65)	(0.43)	(0.11)	(0.39)	(1.03)	(0.62)

Net asset value, end of year	$11.64	$12.05	$12.10	$11.41	$11.64	$13.61

Total return[d]	2.03%	3.08%	7.06%	1.42%	(7.23)%	9.91%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates and expense reduction	0.84%	0.82%	0.85%	0.82%	0.79%	0.78%
Expenses net of waiver and payments by affiliates	0.76%	0.77%	0.84%	0.81%	0.77%	0.76%
Expenses net of waiver and payments by affiliates and expense reduction	0.76% [f]	0.77% [f]	0.82%	0.81% [f]	0.77% [f]	0.76% [f]
Net investment income	5.87%	5.40%	5.47%	5.39%	4.30%	3.91%

Supplemental data
Net assets, end of year (000’s)	$2,992,808	$3,117,593	$2,729,232	$2,497,162	$3,857,408	$5,017,585
Portfolio turnover rate	20.91%	41.66%	17.10%	44.16%	32.07%	28.85%

aFor the period September 1, 2016 to December 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	15

TEMPLETON INCOME TRUST

Statement of Investments, December 31, 2018

Templeton Global Total Return Fund

	Shares/ Warrants			Value

Common Stocks and Other Equity Interests 0.0%†
South Africa 0.0%†
[a,b,c] Edcon Holdings Ltd., F wts., 2/20/49	22,026			$—
[a,b,c] Edcon Holdings Ltd., F1 wts., 2/20/49	394,125,656			—
[a,b,c] Edcon Holdings Ltd., F2 wts., 2/20/49	31,916,299			—
[a,b,c] K2016470219 South Africa Ltd., A	434,200,485			302,195
[a,b,c] K2016470219 South Africa Ltd., B	50,014,925			34,809

				337,004

Switzerland 0.0%†
[a] CEVA Logistics AG	29,666			900,205

Total Common Stocks and Other Equity Interests (Cost $10,369,720)				1,237,209

	Principal Amount	*
Foreign Government and Agency Securities 52.2%
Argentina 3.4%
Argentina Treasury Bill, Strip, 4/30/20	1,237,192,000		ARS	36,144,354
Argentine Bonos del Tesoro,
18.20%, 10/03/21	1,518,433,000		ARS	31,174,192
16.00%, 10/17/23	1,462,549,400		ARS	32,851,603
senior note, 15.50%, 10/17/26	2,527,300,600		ARS	50,493,523
Government of Argentina,
[d] FRN, 65.509%, (ARPP7DRR), 6/21/20	19,260,000		ARS	554,421
[d] FRN, 51.542%, (ARS Badlar + 2.00%), 4/03/22	9,178,000		ARS	234,611
[e] Index Linked, 3.75%, 2/08/19	75,268,000		ARS	2,837,396
[e] Index Linked, 4.00%, 3/06/20	7,260,000		ARS	233,569
senior note, 4.50%, 2/13/20	18,373,000			16,694,167

				171,217,836

Bosnia and Herzegovina 0.0%†
[d,f] Government of Bosnia & Herzegovina, senior bond, B, Reg S, FRN, 0.50%, (6-month EUR LIBOR + 0.813%), 12/20/21	87,500		DEM	46,263

Brazil 12.4%
Letra Tesouro Nacional,
Strip, 1/01/19	29,950	[g]	BRL	7,714,676
Strip, 7/01/19	471,390	[g]	BRL	117,826,707
Strip, 7/01/20	128,850	[g]	BRL	30,037,522
Strip, 7/01/21	510	[g]	BRL	109,066
Nota Do Tesouro Nacional, 10.00%, 1/01/21	207,870	[g]	BRL	56,029,793
10.00%, 1/01/23	373,872	[g]	BRL	100,995,579
10.00%, 1/01/25	669,104	[g]	BRL	180,234,491
10.00%, 1/01/27	526,220	[g]	BRL	141,681,662

				634,629,496

Colombia 3.7%
Government of Colombia,
senior bond, 7.75%, 4/14/21	12,635,000,000		COP	4,055,553
senior bond, 4.375%, 3/21/23	1,916,000,000		COP	560,794
senior bond, 9.85%, 6/28/27	3,053,000,000		COP	1,155,562

16	Annual Report	franklintempleton.com

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS

Templeton Global Total Return Fund (continued)

	Principal Amount	*		Value

Foreign Government and Agency Securities (continued)
Colombia (continued)
Titulos de Tesoreria,
B, 7.75%, 9/18/30	179,020,000,000		COP	$58,775,954
B, 7.00%, 6/30/32	11,774,000,000		COP	3,579,205
senior bond, B, 11.00%, 7/24/20	19,102,000,000		COP	6,389,098
senior bond, B, 7.00%, 5/04/22	30,519,000,000		COP	9,817,193
senior bond, B, 10.00%, 7/24/24	59,139,000,000		COP	21,445,197
senior bond, B, 7.50%, 8/26/26	176,576,000,000		COP	57,425,128
senior bond, B, 6.00%, 4/28/28	75,595,000,000		COP	22,118,946
senior note, B, 7.00%, 9/11/19	18,368,000,000		COP	5,742,129

				191,064,759

Ghana 3.5%
Ghana Treasury Note, 21.00%, 1/07/19	87,130,000		GHS	17,839,938
19.95%, 5/06/19	8,280,000		GHS	1,701,057
17.24%, 11/11/19	2,000,000		GHS	403,726
17.18%, 1/06/20	4,880,000		GHS	981,376
16.50%, 2/17/20	11,380,000		GHS	2,264,010
16.50%, 3/16/20	2,870,000		GHS	569,419
Government of Ghana, 24.50%, 4/22/19	23,280,000		GHS	4,838,397
24.50%, 5/27/19	13,490,000		GHS	2,820,332
21.00%, 3/23/20	3,716,000		GHS	772,478
24.75%, 3/01/21	990,000		GHS	219,601
24.50%, 6/21/21	50,930,000		GHS	11,349,109
24.75%, 7/19/21	45,750,000		GHS	10,239,132
19.50%, 10/18/21	71,467,000		GHS	14,713,641
18.75%, 1/24/22	51,790,000		GHS	10,321,694
17.60%, 11/28/22	1,250,000		GHS	237,471
16.50%, 2/06/23	5,210,000		GHS	963,065
19.75%, 3/25/24	50,640,000		GHS	9,969,617
19.00%, 11/02/26	166,050,000		GHS	31,414,888
senior bond, 19.75%, 3/15/32	152,324,000		GHS	30,054,792
senior note, 21.50%, 3/09/20	380,000		GHS	78,989
senior note, 18.25%, 9/21/20	14,680,000		GHS	2,940,320
senior note, 24.00%, 11/23/20	94,380,000		GHS	20,518,683
senior note, 16.50%, 3/22/21	480,000		GHS	92,655
senior note, 18.25%, 7/25/22	22,820,000		GHS	4,460,600

				179,764,990

India 9.0%
Government of India, senior bond, 8.20%, 2/15/22	1,582,000,000		INR	23,408,233
senior bond, 8.35%, 5/14/22	527,100,000		INR	7,847,024
senior bond, 8.08%, 8/02/22	3,850,000,000		INR	56,901,085
senior bond, 8.13%, 9/21/22	805,000,000		INR	11,926,427
senior bond, 9.15%, 11/14/24	2,349,000,000		INR	36,698,693
senior note, 8.27%, 6/09/20	878,000,000		INR	12,843,763
senior note, 7.80%, 4/11/21	4,542,700,000		INR	66,282,806
senior note, 8.79%, 11/08/21	2,781,000,000		INR	41,700,610
senior note, 8.15%, 6/11/22	625,000,000		INR	9,259,559
senior note, 6.84%, 12/19/22	631,000,000		INR	8,972,953

franklintempleton.com	Annual Report	17

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS

Templeton Global Total Return Fund (continued)

	Principal Amount	*		Value

Foreign Government and Agency Securities (continued)
India (continued)
Government of India, (continued)
senior note, 7.16%, 5/20/23	2,481,400,000		INR	$35,542,123
senior note, 8.83%, 11/25/23	2,786,900,000		INR	42,563,018
senior note, 7.68%, 12/15/23	4,344,000,000		INR	63,594,611
senior note, 6.79%, 5/15/27	3,180,500,000		INR	43,970,172

				461,511,077

Indonesia 7.4%
Government of Indonesia,
senior bond, FR34, 12.80%, 6/15/21	34,970,000,000		IDR	2,722,698
senior bond, FR35, 12.90%, 6/15/22	95,624,000,000		IDR	7,657,895
senior bond, FR36, 11.50%, 9/15/19	33,165,000,000		IDR	2,387,280
senior bond, FR39, 11.75%, 8/15/23	20,613,000,000		IDR	1,642,518
senior bond, FR40, 11.00%, 9/15/25	110,250,000,000		IDR	8,822,304
senior bond, FR42, 10.25%, 7/15/27	21,121,000,000		IDR	1,662,066
senior bond, FR43, 10.25%, 7/15/22	3,593,000,000		IDR	268,513
senior bond, FR44, 10.00%, 9/15/24	15,790,000,000		IDR	1,196,658
senior bond, FR46, 9.50%, 7/15/23	651,100,000,000		IDR	47,958,659
senior bond, FR47, 10.00%, 2/15/28	33,169,000,000		IDR	2,585,935
senior bond, FR52, 10.50%, 8/15/30	27,140,000,000		IDR	2,204,606
senior bond, FR53, 8.25%, 7/15/21	1,074,263,000,000		IDR	75,949,212
senior bond, FR56, 8.375%, 9/15/26	624,244,000,000		IDR	44,144,226
senior bond, FR59, 7.00%, 5/15/27	455,512,000,000		IDR	29,597,211
senior bond, FR61, 7.00%, 5/15/22	167,591,000,000		IDR	11,403,294
senior bond, FR63, 5.625%, 5/15/23	120,764,000,000		IDR	7,768,205
senior bond, FR64, 6.125%, 5/15/28	18,838,000,000		IDR	1,155,826
senior bond, FR70, 8.375%, 3/15/24	1,022,875,000,000		IDR	72,291,179
senior bond, FR71, 9.00%, 3/15/29	624,606,000,000		IDR	45,857,261
senior bond, FR73, 8.75%, 5/15/31	122,117,000,000		IDR	8,864,522

				376,140,068

Kenya 0.4%
[h] Government of Kenya, senior note, 144A, 6.875%, 6/24/24	19,534,000			18,394,484

Mexico 7.6%
Government of Mexico,
senior bond, M, 8.00%, 6/11/20	9,077,230	[i]	MXN	45,892,198
senior bond, M, 6.50%, 6/10/21	34,131,210	[i]	MXN	166,074,942
senior note, M, 5.00%, 12/11/19	34,266,500	[i]	MXN	168,838,346
[j] Mexican Udibonos,
Index Linked, 4.00%, 6/13/19	675,091	[k]	MXN	3,400,295
Index Linked, 2.50%, 12/10/20	532,253	[k]	MXN	2,616,557

				386,822,338

Philippines 1.9%
Government of the Philippines,
senior note, 3.375%, 8/20/20	215,350,000		PHP	3,928,415
senior note, 7-56, 3.875%, 11/22/19	4,951,340,000		PHP	92,514,609

				96,443,024

South Korea 2.5%
Korea Monetary Stabilization Bond, senior note, 2.06%, 12/02/19	117,660,000,000		KRW	105,861,255
Korea Treasury Bond, senior note, 1.25%, 12/10/19	24,100,000,000		KRW	21,539,108

				127,400,363

18	Annual Report	franklintempleton.com

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS

Templeton Global Total Return Fund (continued)

	Principal Amount	*		Value

Foreign Government and Agency Securities (continued)
Ukraine 0.4%
[a,h,l] Government of Ukraine, 144A, VRI, GDP Linked Security, 5/31/40	38,123,000			$21,962,851

Total Foreign Government and Agency Securities (Cost $2,948,602,065)				2,665,397,549

Quasi-Sovereign and Corporate Bonds 0.0%†
South Africa 0.0%†
[b,c,m] K2016470219 South Africa Ltd.,
senior secured note, 144A, PIK, 3.00%, 12/31/22	33,903,565			41,753
senior secured note, 144A, PIK, 8.00%, 12/31/22	11,040,756		EUR	243,279
[c,m] K2016470260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%, 12/31/22	8,412,545			598,225

Total Quasi-Sovereign and Corporate Bonds (Cost $42,773,270)				883,257

	Shares
Escrows and Litigation Trusts (Cost $—) 0.0%
United States 0.0%
[a,b] NewPage Corp., Litigation Trust	2,500,000			—

Total Investments before Short Term Investments (Cost $3,001,745,055)				2,667,518,015

	Principal Amount	*

Short Term Investments 44.7%

Foreign Government and Agency Securities 11.1%
Argentina 2.4%
[n] Argentina Treasury Bill, 3/29/19 - 10/31/19	2,418,623,167		ARS	72,078,545
5/31/19	1,771,391,836		ARS	51,867,301

				123,945,846

Egypt 0.0%†
[n] Egypt Treasury Bill, 1/22/19	34,300,000		EGP	1,892,667

Mexico 6.2%
[n] Mexico Treasury Bill, 1/31/19 - 11/07/19	158,721,580	[o]	MXN	79,327,960
5/23/19	247,251,270	[o]	MXN	121,790,487
7/04/19	232,208,940	[o]	MXN	113,101,193

				314,219,640

Philippines 0.5%
Government of the Philippines, senior note, 7.875%, 2/19/19	258,960,000		PHP	4,951,833
[n] Philippine Treasury Bill, 3/06/19 - 3/20/19	1,149,810,000		PHP	21,717,225

				26,669,058

franklintempleton.com	Annual Report	19

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS

Templeton Global Total Return Fund (continued)

	Principal Amount	*		Value

Short Term Investments (continued)

Foreign Government and Agency Securities (continued)
South Korea 2.0%
Korea Monetary Stabilization Bond,
senior note, 1.80%, 9/09/19	46,680,000,000		KRW	$41,932,947
senior note, 1.85%, 10/02/19	67,440,000,000		KRW	60,704,720

				102,637,667

Total Foreign Government and Agency Securities (Cost $572,526,921)				569,364,878

U.S. Government and Agency Securities 6.5%
United States 6.5%
[n] U.S. Treasury Bill,
1/24/19	136,500,000			136,307,105
1/31/19	62,329,000			62,212,459
2/28/19	91,853,000			91,501,274
3/28/19	10,400,000			10,340,754
U.S. Treasury Note, 2.75%, 2/15/19	29,405,000			29,417,808

Total U.S. Government and Agency Securities (Cost $329,836,319)				329,779,400

Total Investments before Money Market Funds (Cost $3,904,108,295)				3,566,662,293

	Shares
Money Market Funds (Cost $1,387,429,048) 27.1%
United States 27.1%
[p,q] Institutional Fiduciary Trust Money Market Portfolio, 1.99%	1,387,429,048			1,387,429,048

Total Investments (Cost $5,291,537,343) 96.9%				4,954,091,341
Other Assets, less Liabilities 3.1%				155,914,549

Net Assets 100.0%				$5,110,005,890

20	Annual Report	franklintempleton.com

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS

Templeton Global Total Return Fund (continued)

†Rounds to less than 0.1% of net assets.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aNon-income producing.

bFair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.

cSee Note 9 regarding restricted securities.

dThe coupon rate shown represents the rate at period end.

eRedemption price at maturity and coupon payment is adjusted for inflation. See Note 1(f).

fSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At December 31, 2018, value of this security was $46,263, representing less than 0.1% of net assets.

gPrincipal amount is stated in 1,000 Brazilian Real Units.

hSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At December 31, 2018, the aggregate value of these securities was $40,357,335, representing 0.8% of net assets.

iPrincipal amount is stated in 100 Mexican Peso Units.

jPrincipal amount of security is adjusted for inflation. See Note 1(f).

kPrincipal amount is stated in 100 Unidad de Inversion Units.

lThe principal represents the notional amount. See Note 1(c) regarding value recovery instruments.

mIncome may be received in additional securities and/or cash.

nThe security was issued on a discount basis with no stated coupon rate.

oPrincipal amount is stated in 10 Mexican Peso Units.

pSee Note 3(f) regarding investments in affiliated management investment companies.

qThe rate shown is the annualized seven-day effective yield at period end.

At December 31, 2018, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

Currency	Counterparty	[a]	Type	Quantity	Contract Amount	*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Exchange Contracts
Euro	GSCO		Sell	4,499,800	5,234,212			1/04/19	$76,513	$—
Japanese Yen	DBAB		Sell	1,224,644,331	10,883,889			1/04/19	—	(293,538)
Japanese Yen	JPHQ		Sell	1,781,841,123	15,780,795			1/04/19	—	(482,211)
Euro	DBAB		Sell	30,383,715	35,365,277			1/07/19	530,003	—
Euro	GSCO		Sell	24,160,708	27,602,642			1/07/19	—	(97,883)
Japanese Yen	GSCO		Sell	11,008,384,000	97,846,214			1/07/19	—	(2,652,908)
Japanese Yen	SCNY		Sell	376,020,000	3,318,024			1/07/19	—	(114,785)
Australian Dollar	CITI		Sell	13,912,200	9,850,811			1/09/19	47,048	—
Euro	UBSW		Sell	28,979,798	33,690,464			1/09/19	458,902	—
Indian Rupee	JPHQ		Buy	338,647,720	3,910,256		EUR	1/09/19	380,212	—
Japanese Yen	HSBK		Sell	284,000,000	2,515,500			1/09/19	—	(77,653)
Japanese Yen	MSCO		Sell	1,074,900,000	9,518,033			1/09/19	—	(296,689)
Indian Rupee	JPHQ		Buy	206,289,980	2,386,566		EUR	1/10/19	225,848	—
South Korean Won	HSBK		Sell	11,762,276,000	10,440,508			1/10/19	—	(123,857)
South Korean Won	HSBK		Sell	18,482,000,000	16,697,082			1/10/19	97,353	—
Australian Dollar	JPHQ		Sell	49,900,000	35,247,763			1/11/19	82,287	—
Euro	JPHQ		Sell	30,695,490	35,394,202			1/11/19	188,985	—
Indonesian Rupiah	JPHQ		Buy	1,055,830,000,000	96,019,462		AUD	1/11/19	5,603,572	—
Japanese Yen	BNDP		Sell	91,664,560	815,677			1/11/19	—	(21,433)
Japanese Yen	BZWS		Sell	3,257,620,000	29,616,881			1/11/19	—	(132,752)
Japanese Yen	DBAB		Sell	95,091,000	847,816			1/11/19	—	(20,586)
Japanese Yen	GSCO		Sell	1,641,201,000	14,915,941			1/11/19	—	(72,034)

franklintempleton.com	Annual Report	21

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty	[a]	Type	Quantity	Contract Amount	*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Exchange Contracts (continued)
Japanese Yen	HSBK		Sell	6,005,600,000	53,459,856			1/11/19	$—	$(1,385,214)
Japanese Yen	JPHQ		Sell	6,037,750,000	54,857,966			1/11/19	—	(280,708)
Australian Dollar	JPHQ		Sell	99,800,000	70,888,938			1/14/19	553,386	—
Mexican Peso	CITI		Buy	1,066,325,900	45,805,501		EUR	1/14/19	1,587,431	—
Australian Dollar	CITI		Sell	44,319,904	31,524,969			1/15/19	289,169	—
Australian Dollar	JPHQ		Sell	24,491,000	17,444,572			1/15/19	183,795	—
Euro	BOFA		Sell	1,737,194	2,026,176			1/15/19	33,049	—
Euro	DBAB		Sell	13,069,770	15,249,938			1/15/19	254,659	—
Euro	GSCO		Sell	11,097,345	12,932,291			1/15/19	200,025	—
Japanese Yen	CITI		Sell	83,690,000	747,306			1/15/19	—	(17,229)
Japanese Yen	HSBK		Sell	3,469,350,000	30,834,281			1/15/19	—	(859,338)
Euro	BOFA		Sell	6,976,140	8,121,134			1/16/19	116,521	—
Japanese Yen	JPHQ		Sell	3,767,300,000	34,625,919			1/16/19	207,607	—
Euro	SCNY		Sell	1,757,000	2,052,800			1/17/19	36,591	—
Japanese Yen	BZWS		Sell	8,836,050,000	79,689,128			1/17/19	—	(1,044,261)
Japanese Yen	HSBK		Sell	5,143,285,000	45,416,924			1/18/19	—	(1,580,197)
Mexican Peso	DBAB		Buy	407,399,000	18,338,502		EUR	1/18/19	—	(376,415)
Mexican Peso	JPHQ		Buy	138,330,710	6,230,355		EUR	1/18/19	—	(131,930)
Euro	DBAB		Sell	15,171,012	17,583,355			1/22/19	166,446	—
Euro	GSCO		Sell	54,178,489	62,766,321			1/22/19	567,320	—
Euro	MSCO		Sell	5,229,000	6,059,627			1/22/19	56,532	—
Euro	UBSW		Sell	82,327,765	95,448,341			1/22/19	932,881	—
Japanese Yen	BZWS		Sell	6,016,248,886	54,005,340			1/22/19	—	(986,605)
Japanese Yen	SCNY		Sell	240,140,000	2,219,408			1/22/19	24,392	—
Mexican Peso	CITI		Buy	387,026,670	17,441,097		EUR	1/22/19	—	(400,442)
Euro	MSCO		Sell	5,229,000	6,041,587			1/23/19	37,959	—
Japanese Yen	HSBK		Sell	126,059,100	1,167,938			1/23/19	15,592	—
Euro	DBAB		Sell	15,547,058	17,988,180			1/24/19	136,384	—
Euro	UBSW		Sell	13,130,824	15,202,605			1/24/19	125,233	—
Japanese Yen	BZWS		Sell	1,015,610,000	9,397,357			1/24/19	112,578	—
Japanese Yen	DBAB		Sell	2,079,900,000	19,178,600			1/24/19	164,006	—
South Korean Won	HSBK		Sell	54,232,000,000	48,037,557			1/24/19	—	(690,773)
Euro	DBAB		Sell	7,802,951	9,014,125			1/25/19	53,648	—
Euro	JPHQ		Sell	35,180,422	40,656,431			1/25/19	257,181	—
Japanese Yen	CITI		Sell	2,765,977,000	25,680,330			1/25/19	391,494	—
Euro	BOFA		Sell	23,608,256	27,140,052			1/28/19	22,409	—
Euro	GSCO		Sell	12,212,381	14,047,902			1/29/19	18,894	—
Euro	BOFA		Sell	23,608,256	27,005,792			1/30/19	—	(116,671)
Euro	SCNY		Sell	1,131,282	1,293,960			1/30/19	—	(5,719)
Euro	BZWS		Sell	10,073,051	11,566,532			1/31/19	—	(6,845)
Euro	DBAB		Sell	6,633,762	7,612,905			1/31/19	—	(8,920)
Euro	GSCO		Sell	5,717,100	6,560,144			1/31/19	—	(8,488)
Euro	JPHQ		Sell	2,285,000	2,620,193			1/31/19	—	(5,145)
Indian Rupee	DBAB		Buy	4,025,105,574	47,236,869		EUR	1/31/19	3,436,165	—
Japanese Yen	BZWS		Sell	470,336,000	4,221,562			1/31/19	—	(80,717)
Japanese Yen	HSBK		Sell	225,900,265	2,121,727			1/31/19	55,362	—
Australian Dollar	CITI		Sell	13,912,200	9,904,234			2/01/19	95,696	—
Brazilian Real	HSBK		Buy	91,050,000	24,334,509			2/01/19	—	(865,232)
Euro	CITI		Sell	1,347,154	1,544,306			2/01/19	—	(3,619)

22	Annual Report	franklintempleton.com

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty	[a]	Type	Quantity	Contract Amount	*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Exchange Contracts (continued)
Japanese Yen	JPHQ		Sell	4,453,400,000	39,785,234			2/01/19	$—	$(954,069)
Japanese Yen	SCNY		Sell	4,454,700,000	39,809,651			2/01/19	—	(941,544)
Indian Rupee	HSBK		Buy	854,165,525	10,014,838		EUR	2/04/19	730,165	—
Euro	JPHQ		Sell	3,066,139	3,521,429			2/05/19	—	(2,769)
Euro	UBSW		Sell	1,080,000	1,241,179			2/05/19	—	(165)
Mexican Peso	CITI		Buy	884,360,620	36,691,655		EUR	2/05/19	2,566,906	—
Japanese Yen	MSCO		Sell	460,900,000	4,284,692			2/06/19	66,884	—
Japanese Yen	SCNY		Sell	1,239,900,000	11,527,520			2/06/19	180,895	—
Euro	JPHQ		Sell	11,202,250	12,822,229			2/08/19	—	(56,574)
Japanese Yen	BZWS		Sell	619,000,000	5,537,193			2/08/19	—	(128,251)
Euro	JPHQ		Sell	17,420,515	19,951,113			2/11/19	—	(81,285)
Japanese Yen	JPHQ		Sell	4,464,960,000	41,847,492			2/12/19	969,703	—
Australian Dollar	CITI		Sell	44,319,904	31,415,189			2/13/19	162,821	—
Australian Dollar	JPHQ		Sell	49,900,000	35,391,575			2/13/19	204,379	—
Japanese Yen	BZWS		Sell	2,532,491,700	22,630,567			2/13/19	—	(556,697)
Japanese Yen	CITI		Sell	2,788,087,124	24,832,551			2/13/19	—	(694,921)
Japanese Yen	CITI		Sell	4,649,794,152	43,889,791			2/14/19	1,313,596	—
Australian Dollar	JPHQ		Sell	24,491,000	17,871,021			2/15/19	600,588	—
Euro	JPHQ		Sell	3,119,931	3,546,332			2/15/19	—	(42,496)
Japanese Yen	CITI		Sell	309,271,000	2,737,929			2/15/19	—	(94,141)
Japanese Yen	CITI		Sell	1,878,130,000	17,918,523			2/15/19	720,029	—
Japanese Yen	JPHQ		Sell	2,843,509,000	25,998,985			2/15/19	—	(39,720)
Australian Dollar	JPHQ		Sell	25,164,000	18,305,300			2/19/19	559,254	—
Euro	BOFA		Sell	46,940,555	53,497,212			2/19/19	—	(514,948)
Euro	DBAB		Sell	13,698,285	15,597,004			2/19/19	—	(164,930)
Euro	GSCO		Sell	8,064,735	9,195,411			2/19/19	—	(84,278)
Euro	JPHQ		Sell	101,548,881	115,480,879			2/19/19	—	(1,366,363)
Japanese Yen	DBAB		Sell	2,783,555,000	25,460,354			2/19/19	—	(36,770)
Japanese Yen	GSCO		Sell	992,137,220	8,826,137			2/19/19	—	(261,755)
Japanese Yen	HSBK		Sell	85,634,000	783,434			2/19/19	—	(966)
Japanese Yen	SCNY		Sell	206,868,600	1,884,392			2/19/19	—	(10,506)
South Korean Won	HSBK		Sell	60,173,000,000	53,850,904			2/19/19	—	(268,725)
Australian Dollar	JPHQ		Sell	21,416,000	15,695,251			2/20/19	592,134	—
Euro	JPHQ		Sell	83,483,469	96,046,062			2/20/19	—	(21,717)
Japanese Yen	BOFA		Sell	1,123,710,625	10,051,259			2/20/19	—	(242,584)
Mexican Peso	MSCO		Buy	198,845,210	8,805,864		EUR	2/20/19	—	(94,706)
Euro	BNDP		Sell	4,802,000	5,534,497			2/21/19	8,211	—
Euro	BOFA		Sell	9,579,000	11,036,636			2/21/19	12,835	—
Euro	GSCO		Sell	54,165,278	62,528,939			2/21/19	193,909	—
Euro	JPHQ		Sell	59,109,785	68,150,104			2/21/19	124,787	—
Euro	SCNY		Sell	4,214,000	4,867,591			2/21/19	17,994	—
Euro	UBSW		Sell	82,668,771	95,291,879			2/21/19	154,172	—
Indonesian Rupiah	JPHQ		Buy	926,807,000,000	85,184,467		AUD	2/21/19	3,835,510	—
Japanese Yen	BNDP		Sell	5,282,022,900	47,199,479			2/21/19	—	(1,190,450)
Japanese Yen	BOFA		Sell	1,430,815,375	12,775,137			2/21/19	—	(332,919)
Japanese Yen	CITI		Sell	862,192,500	7,917,359			2/21/19	18,599	—
Japanese Yen	DBAB		Sell	134,994,000	1,240,036			2/21/19	3,322	—
Euro	BNDP		Sell	19,042,000	21,653,420			2/28/19	—	(272,680)
Euro	BZWS		Sell	5,036,526	5,773,873			2/28/19	—	(25,484)

franklintempleton.com	Annual Report	23

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty	[a]	Type	Quantity	Contract Amount	*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Exchange Contracts (continued)
Euro	DBAB		Sell	6,636,369	7,562,574			2/28/19	$—	$(78,939)
Euro	GSCO		Sell	24,226,101	27,661,966			2/28/19	—	(233,418)
Euro	SCNY		Sell	1,153,718	1,317,316			2/28/19	—	(11,145)
Indian Rupee	CITI		Buy	85,545,000	1,027,691		EUR	2/28/19	38,878	—
Japanese Yen	BZWS		Sell	2,868,690,000	25,427,479			2/28/19	—	(866,725)
Japanese Yen	DBAB		Sell	240,768,569	2,130,371			2/28/19	—	(76,496)
Japanese Yen	HSBK		Sell	257,326,000	2,284,144			2/28/19	—	(74,487)
Japanese Yen	JPHQ		Sell	937,437,500	8,306,370			2/28/19	—	(286,114)
South Korean Won	HSBK		Sell	5,990,000,000	5,323,498			2/28/19	—	(65,882)
Euro	BOFA		Sell	13,546,846	15,532,902			3/04/19	—	(71,176)
Euro	CITI		Sell	30,200,000	34,601,046			3/04/19	—	(185,141)
Euro	GSCO		Sell	4,499,800	5,160,416			3/04/19	—	(22,726)
Japanese Yen	BOFA		Sell	3,288,665,160	29,213,623			3/04/19	—	(940,861)
Japanese Yen	CITI		Sell	8,236,852,000	73,180,035			3/04/19	—	(2,345,446)
Japanese Yen	HSBK		Sell	81,408,000	723,080			3/04/19	—	(23,367)
Japanese Yen	JPHQ		Sell	1,781,841,123	15,856,982			3/04/19	—	(481,106)
Euro	GSCO		Sell	8,776,716	10,030,207			3/05/19	—	(80,255)
Euro	SCNY		Sell	4,966,194	5,677,601			3/05/19	—	(43,276)
Euro	BOFA		Sell	17,501,898	20,089,992			3/06/19	—	(73,379)
Euro	DBAB		Sell	30,383,715	34,778,173			3/06/19	—	(225,922)
Euro	JPHQ		Sell	11,697,590	13,436,905			3/06/19	—	(39,510)
Euro	UBSW		Sell	28,019,798	32,192,086			3/06/19	—	(88,616)
Mexican Peso	JPHQ		Buy	1,531,000,000	65,524,517		EUR	3/06/19	1,641,148	—
Euro	DBAB		Sell	677,000	777,981			3/11/19	—	(2,319)
Japanese Yen	BOFA		Sell	619,900,000	5,540,956			3/11/19	—	(146,836)
Japanese Yen	BZWS		Sell	4,455,270,000	39,864,621			3/11/19	—	(1,013,985)
Japanese Yen	CITI		Sell	6,413,800,000	57,362,128			3/11/19	—	(1,486,652)
Japanese Yen	HSBK		Sell	3,034,900,000	27,116,812			3/11/19	—	(729,420)
Euro	DBAB		Sell	13,069,770	15,027,425			3/12/19	—	(37,960)
Japanese Yen	DBAB		Sell	1,148,800,000	10,255,540			3/12/19	—	(286,093)
Australian Dollar	CITI		Sell	44,476,193	32,133,382			3/13/19	757,974	—
Japanese Yen	CITI		Sell	38,352,000	341,628			3/13/19	—	(10,332)
Euro	JPHQ		Sell	3,066,139	3,508,766			3/14/19	—	(26,175)
Euro	UBSW		Sell	7,424,000	8,496,397			3/14/19	—	(62,709)
Japanese Yen	SCNY		Sell	618,542,000	5,506,766			3/14/19	—	(170,190)
Euro	BOFA		Sell	23,470,278	26,673,032			3/18/19	—	(395,519)
Euro	GSCO		Sell	11,097,345	12,711,454			3/18/19	—	(87,246)
Japanese Yen	BOFA		Sell	1,123,710,625	9,962,239			3/18/19	—	(355,073)
Japanese Yen	CITI		Sell	1,155,015,400	10,249,539			3/18/19	—	(355,196)
Japanese Yen	DBAB		Sell	7,430,160,000	65,911,349			3/18/19	—	(2,308,416)
Japanese Yen	GSCO		Sell	992,316,130	8,806,263			3/18/19	—	(304,654)
Japanese Yen	HSBK		Sell	5,143,285,000	45,622,586			3/18/19	—	(1,600,313)
Japanese Yen	MSCO		Sell	13,000,000	115,303			3/18/19	—	(4,056)
Japanese Yen	DBAB		Sell	16,255,000	145,032			3/19/19	—	(4,227)
Japanese Yen	CITI		Sell	14,794,651,513	133,664,467			3/20/19	—	(2,198,059)
South Korean Won	CITI		Sell	22,784,500,000	20,281,734			3/20/19	—	(234,769)
Euro	GSCO		Sell	54,165,278	62,390,276			3/21/19	—	(96,058)
Japanese Yen	JPHQ		Sell	522,200,500	4,685,598			3/22/19	—	(110,799)
Japanese Yen	SCNY		Sell	90,565,000	816,254			3/25/19	—	(15,821)

24	Annual Report	franklintempleton.com

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty	[a]	Type	Quantity	Contract Amount	*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Exchange Contracts (continued)
Japanese Yen	DBAB		Sell	7,443,020,000	67,074,175			3/26/19	$—	$(1,315,873)
Japanese Yen	HSBK		Sell	97,747,000	879,732			3/26/19	—	(18,415)
Euro	BZWS		Sell	5,036,526	5,758,436			3/28/19	—	(55,482)
Australian Dollar	CITI		Sell	18,400,000	13,381,952			3/29/19	398,743	—
Brazilian Real	CITI		Buy	53,617,000	11,029,581		EUR	4/01/19	1,017,332	—
Argentine Peso	BNDP		Buy	1,131,182,296	26,868,938			4/03/19	—	(137,604)
Argentine Peso	GSCO		Buy	570,964,935	13,434,469			4/03/19	58,188	—
Argentine Peso	HSBK		Buy	2,424,122,988	57,096,494			4/03/19	188,740	—
Mexican Peso	CITI		Buy	909,046,900	40,241,120		EUR	4/03/19	—	(894,981)
Japanese Yen	CITI		Sell	3,026,224,124	27,341,487			4/15/19	—	(513,193)
Japanese Yen	DBAB		Sell	2,999,000,000	27,075,462			4/15/19	—	(528,635)
Mexican Peso	DBAB		Buy	407,399,000	17,733,432		EUR	4/15/19	—	(117,432)
Japanese Yen	HSBK		Sell	495,720,000	4,504,559			4/17/19	—	(59,028)
Japanese Yen	GSCO		Sell	992,137,220	8,978,861			4/18/19	—	(155,498)
South Korean Won	HSBK		Sell	21,782,000,000	19,323,989			4/18/19	—	(313,588)
Japanese Yen	HSBK		Sell	1,435,854,500	13,003,455			4/22/19	—	(220,535)
Japanese Yen	JPHQ		Sell	5,235,455,000	47,262,703			4/22/19	—	(955,001)
Japanese Yen	JPHQ		Sell	1,950,353,000	17,621,787			4/23/19	—	(342,159)
Japanese Yen	BZWS		Sell	735,719,080	6,668,532			4/26/19	—	(109,599)
Japanese Yen	DBAB		Sell	1,237,175,669	11,185,481			4/30/19	—	(216,363)
Japanese Yen	GSCO		Sell	183,530,000	1,659,718			4/30/19	—	(31,699)
Japanese Yen	CITI		Sell	3,568,209,967	32,159,809			5/07/19	—	(744,247)
South Korean Won	CITI		Sell	2,182,000,000	1,927,732			5/15/19	—	(41,715)
South Korean Won	DBAB		Sell	28,680,000,000	25,462,778			5/16/19	—	(424,554)
Japanese Yen	BZWS		Sell	6,016,248,890	53,688,465			5/20/19	—	(1,850,708)
Japanese Yen	BOFA		Sell	1,499,998,500	13,488,831			5/21/19	—	(359,613)
South Korean Won	DBAB		Sell	28,685,000,000	25,805,146			6/10/19	—	(114,319)
Mexican Peso	CITI		Buy	820,626,370	34,133,913		EUR	6/14/19	966,485	—
Mexican Peso	CITI		Buy	863,629,300	36,174,228		EUR	6/27/19	581,316	—
Mexican Peso	CITI		Buy	356,475,500	14,257,309		EUR	9/06/19	708,352	—
Mexican Peso	CITI		Buy	356,475,500	13,936,256		EUR	12/06/19	690,053	—

Total Forward Exchange Contracts									$37,907,030	$(49,600,315)

Net unrealized appreciation (depreciation)										$(11,693,285)

*In U.S. dollars unless otherwise indicated.

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

At December 31, 2018, the Fund had the following interest rate swap contracts outstanding. See Note 1(c).

Interest Rate Swap Contracts

Description	Payment Frequency	Counter- party	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Centrally Cleared Swap Contracts
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.391%	Semi-Annual		5/04/21	$24,190,000	$ (444,878)

franklintempleton.com	Annual Report	25

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS

Templeton Global Total Return Fund (continued)

Interest Rate Swap Contracts (continued)

Description	Payment Frequency	Counter- party	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Centrally Cleared Swap Contracts (continued)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.076%	Semi-Annual		6/14/21	$11,000,000	$ (117,634)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.970%	Semi-Annual		1/23/25	73,168,000	2,288,152
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.973%	Semi-Annual		1/27/25	107,950,000	3,345,538
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.937%	Semi-Annual		1/29/25	26,990,000	898,313
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.942%	Semi-Annual		1/30/25	22,850,000	754,285
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.817%	Semi-Annual		2/03/25	36,010,000	1,463,073
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.036%	Semi-Annual		3/23/25	50,330,000	1,393,583
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.978%	Semi-Annual		3/27/25	37,700,000	1,176,351
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.985%	Semi-Annual		3/27/25	37,700,000	1,159,744
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 4.349%	Semi-Annual		2/25/41	4,680,000	(1,263,171)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 4.320%	Semi-Annual		2/28/41	3,510,000	(921,551)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 4.299%	Semi-Annual		3/01/41	1,170,000	(302,643)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.668%	Semi-Annual		10/04/43	50,300,000	(7,753,476)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.752%	Semi-Annual		7/29/45	100,600,000	1,010,564
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.378%	Semi-Annual		11/18/46	347,500,000	32,197,252
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.794%	Semi-Annual		3/13/47	55,500,000	148,129
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.537%	Semi-Annual		4/13/47	34,200,000	2,087,879
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.587%	Semi-Annual		7/27/47	53,800,000	2,397,440
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.980%	Semi-Annual		2/20/48	52,462,000	(2,025,193)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.002%	Semi-Annual		2/22/48	52,462,000	(2,106,210)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.019%	Semi-Annual		2/23/48	52,462,000	(2,288,669)

Total Centrally Cleared Swap Contracts					$33,096,878

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TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS

Templeton Global Total Return Fund (continued)

Interest Rate Swap Contracts (continued)

Description	Payment Frequency	Counter- party	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)

OTC Swap Contracts
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.523%	Semi-Annual	DBAB	3/28/21	$10,830,000	$ (300,647)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.44%	Semi-Annual	CITI	4/21/21	29,610,000	(581,848)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 4.347%	Semi-Annual	CITI	2/25/41	4,680,000	(1,249,921)

Total OTC Swap Contracts					$ (2,132,416)

Total Interest Rate Swap Contracts					$30,964,462

See Note 10 regarding other derivative information.

See Abbreviations on page 44.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	27

TEMPLETON INCOME TRUST

Financial Statements

Statement of Assets and Liabilities

December 31, 2018

Templeton Global Total Return Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$3,904,108,295
Cost - Non-controlled affiliates (Note 3f)	1,387,429,048

Value - Unaffiliated issuers	$3,566,662,293
Value - Non-controlled affiliates (Note 3f)	1,387,429,048
Restricted cash for OTC derivative contracts (Note 1d)	5,550,000
Foreign currency, at value (cost $10,957,255)	10,968,252
Receivables:
Capital shares sold	50,000,556
Interest	60,579,284
Deposits with brokers for:
OTC derivative contracts	15,244,000
Centrally cleared swap contracts	83,657,245
Unrealized appreciation on OTC forward exchange contracts	37,907,030
Other assets	636

Total assets	5,217,998,344

Liabilities:
Payables:
Capital shares redeemed	35,711,844
Management fees	2,263,271
Distribution fees	687,674
Transfer agent fees	1,039,981
Variation margin on centrally cleared swap contracts	6,290,592
Deposits from brokers for:
OTC derivative contracts	5,550,000
Unrealized depreciation on OTC forward exchange contracts	49,600,315
Unrealized depreciation on OTC swap contracts	2,132,416
Deferred tax	3,125,668
Accrued expenses and other liabilities	1,590,693

Total liabilities	107,992,454

Net assets, at value	$5,110,005,890

Net assets consist of:
Paid-in capital	$5,632,420,021
Total distributable earnings (loss)	(522,414,131)

Net assets, at value	$5,110,005,890

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TEMPLETON INCOME TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)

December 31, 2018

Templeton Global Total Return Fund

Class A:
Net assets, at value	$ 811,990,477

Shares outstanding	69,870,451

Net asset value per share[a]	$11.62

Maximum offering price per share (net asset value per share ÷ 95.75%)	$12.14

Class C:
Net assets, at value	$ 310,561,243

Shares outstanding	26,757,069

Net asset value and maximum offering price per share[a]	$11.61

Class R:
Net assets, at value	$ 7,957,160

Shares outstanding	684,243

Net asset value and maximum offering price per share	$11.63

Class R6:
Net assets, at value	$ 986,688,837

Shares outstanding	84,839,289

Net asset value and maximum offering price per share	$11.63

Advisor Class:
Net assets, at value	$2,992,808,173

Shares outstanding	257,074,150

Net asset value and maximum offering price per share	$11.64

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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TEMPLETON INCOME TRUST

FINANCIAL STATEMENTS

Statement of Operations

for the year ended December 31, 2018

Templeton Global Total Return Fund

Investment income:
Dividends:
Non-controlled affiliates (Note 3f)	$17,994,394
Interest: (net of foreign taxes)~
Unaffiliated issuers	338,990,598

Total investment income	356,984,992

Expenses:
Management fees (Note 3a)	32,615,737
Distribution fees: (Note 3c)
Class A	2,150,190
Class C	2,322,893
Class R	38,786
Transfer agent fees: (Note 3e)
Class A	1,126,612
Class C	468,118
Class R	10,251
Class R6	265,918
Advisor Class	4,056,412
Custodian fees (Note 4)	3,359,267
Reports to shareholders	245,139
Registration and filing fees	154,827
Professional fees	127,180
Trustees’ fees and expenses	83,313
Other	1,838,602

Total expenses	48,863,245
Expense reductions (Note 4)	(258,057)
Expenses waived/paid by affiliates (Note 3f and 3g)	(4,276,444)

Net expenses	44,328,744

Net investment income	312,656,248

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:#
Unaffiliated issuers	(115,790,938)
Foreign currency transactions	(15,656,817)
Forward exchange contracts	151,904,521
Swap contracts	686,742

Net realized gain (loss)	21,143,508

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(350,279,191)
Translation of other assets and liabilities denominated in foreign currencies	(648,438)
Forward exchange contracts	71,990,821
Swap contracts	40,227,057
Change in deferred taxes on unrealized appreciation	4,530,678

Net change in unrealized appreciation (depreciation)	(234,179,073)

Net realized and unrealized gain (loss)	(213,035,565)

Net increase (decrease) in net assets resulting from operations	$99,620,683

~Foreign taxes withheld on interest	$9,510,724
#Net of foreign taxes	$3,087,829

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TEMPLETON INCOME TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Templeton Global Total Return Fund

	Year Ended December 31,
	2018	2017

Increase (decrease) in net assets:
Operations:
Net investment income	$312,656,248	$295,880,627
Net realized gain (loss)	21,143,508	(167,278,108)
Net change in unrealized appreciation (depreciation)	(234,179,073)	29,699,491

Net increase (decrease) in net assets resulting from operations	99,620,683	158,302,010

Distributions to shareholders: (Note 1f)
Class A	(44,326,826)	(13,780,919)
Class C	(16,920,594)	(4,965,683)
Class R	(381,548)	(115,500)
Class R6	(58,963,877)	(14,024,471)
Advisor Class	(168,380,480)	(41,964,005)

Distributions to shareholders from tax return of capital:
Class A	—	(20,936,530)
Class C	—	(7,544,067)
Class R	—	(175,472)
Class R6	—	(21,306,544)
Advisor Class	—	(63,753,414)

Total distributions to shareholders	(288,973,325)	(188,566,605)

Capital share transactions: (Note 2)
Class A	(79,756,412)	(275,510,086)
Class C	(75,375,091)	(83,142,274)
Class R	(554,040)	(968,436)
Class R6	(33,835,748)	161,782,959
Advisor Class	(16,011,649)	410,598,236

Total capital share transactions	(205,532,940)	212,760,399

Net increase (decrease) in net assets	(394,885,582)	182,495,804
Net assets:
Beginning of year	5,504,891,472	5,322,395,668

End of year (Note 1f)	$5,110,005,890	$5,504,891,472

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	31

TEMPLETON INCOME TRUST

Notes to Financial Statements

Templeton Global Total Return Fund

1. Organization and Significant Accounting Policies

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Templeton Global Total Return Fund (Fund) is included in this report. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Beginning on October 19, 2018, Class C shares automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the

32	Annual Report	franklintempleton.com

TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Global Total Return Fund (continued)

investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At December 31, 2018, a market event occurred resulting in a portion of the securities held by the Fund being valued using fair value procedures.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible,

franklintempleton.com	Annual Report	33

TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Global Total Return Fund (continued)

1. Organization and Significant Accounting Policies (continued)

c. Derivative Financial Instruments (continued)

by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The Fund invests in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains in the Statement of Operations. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

See Note 10 regarding other derivative information.

d. Restricted Cash

At December 31, 2018, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected in the Statement of Assets and Liabilities.

e. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

34	Annual Report	franklintempleton.com

TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Global Total Return Fund (continued)

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of December 31, 2018, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.*

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income in the Statement of Operations.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

*Effective during the current reporting period, it is no longer required to present certain line items in the Statements of Changes in Net Assets. The below prior period amounts affected by this change are shown as they were in the prior year Statements of Changes in Net Assets.

franklintempleton.com	Annual Report	35

TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Global Total Return Fund (continued)

1. Organization and Significant Accounting Policies (continued)

For the year ended December 31, 2017, distributions to shareholders were as follows:

Distributions from net investment income :
Class A	$(13,780,919)
Class C	(4,965,683)
Class R	(115,500)
Class R6	(14,024,471)
Advisor Class	(41,964,005)

For the year ended December 31, 2017, distributions in excess of net investment income included in net assets was $(103,097,718).

2. Shares of Beneficial Interest

At December 31, 2018, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Year Ended December 31,
	2018		2017

	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold[a]	16,190,199	$191,440,983	33,742,447	$414,260,382
Shares issued in reinvestment of distributions	2,950,688	34,744,283	2,098,750	25,867,212
Shares redeemed	(25,801,658)	(305,941,678)	(58,373,224)	(715,637,680)

Net increase (decrease)	(6,660,771)	$(79,756,412)	(22,532,027)	$(275,510,086)

Class C Shares:
Shares sold	2,990,920	$35,352,836	3,636,927	$44,597,845
Shares issued in reinvestment of distributions	1,251,981	14,721,516	863,774	10,640,768
Shares redeemed[a]	(10,631,466)	(125,449,443)	(11,277,134)	(138,380,887)

Net increase (decrease)	(6,388,565)	$(75,375,091)	(6,776,433)	$(83,142,274)

Class R Shares:
Shares sold	249,837	$2,952,068	214,481	$2,632,340
Shares issued in reinvestment of distributions	29,193	343,868	19,095	235,626
Shares redeemed	(324,540)	(3,849,976)	(312,735)	(3,836,402)

Net increase (decrease)	(45,510)	$(554,040)	(79,159)	$(968,436)

Class R6 Shares:
Shares sold	22,096,451	$265,693,642	23,169,563	$284,931,861
Shares issued in reinvestment of distributions	4,427,705	52,137,505	2,489,836	30,709,528
Shares redeemed	(29,570,613)	(351,666,895)	(12,517,090)	(153,858,430)

Net increase (decrease)	(3,046,457)	$(33,835,748)	13,142,309	$161,782,959

Advisor Class Shares:
Shares sold	98,799,042	$1,171,675,626	96,887,074	$1,194,713,888
Shares issued in reinvestment of distributions	12,183,266	143,607,971	7,245,294	89,429,422
Shares redeemed	(112,529,568)	(1,331,295,246)	(70,993,581)	(873,545,074)

Net increase (decrease)	(1,547,260)	$(16,011,649)	33,138,787	$410,598,236

aMay include a portion of Class C shares that were automatically converted to Class A.

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Global Total Return Fund (continued)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation

Franklin Advisers, Inc. (Advisers)	Investment manager

Franklin Templeton Services, LLC (FT Services)	Administrative manager

Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets

0.700%	Up to and including $200 million

0.650%	Over $200 million, up to and including $1.3 billion

0.600%	Over $1.3 billion, up to and including $2.5 billion

0.585%	Over $2.5 billion, up to and including $5 billion

0.575%	Over $5 billion, up to and including $10 billion

0.565%	In excess of $10 billion

For the year ended December 31, 2018, the gross effective investment management fee rate was 0.605% of the Fund’s average daily net assets.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	0.65%
Class R	0.50%

franklintempleton.com	Annual Report	37

TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Global Total Return Fund (continued)

3. Transactions with Affiliates (continued)

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the year:

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$56,196
CDSC retained	$22,843

Effective on or about March 1, 2019, certain front-end sales charges on Class A shares will be lowered. Further details are disclosed in the Fund’s Prospectus.

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the year ended December 31, 2018, the Fund paid transfer agent fees of $5,927,311, of which $1,817,994 was retained by Investor Services.

f. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2018, the Fund held investments in affiliated management investment companies as follows:

	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Year	Value at End of Year	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.99%	790,331,763	2,371,065,532	(1,773,968,247)	1,387,429,048	$1,387,429,048	$17,994,394	$ —	$ —

g. Waiver and Expense Reimbursements

Investor Services has voluntarily agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.02% based on the average net assets of the class. Investor Services may discontinue this waiver in the future.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended December 31, 2018, the custodian fees were reduced as noted in the Statement of Operations.

38	Annual Report	franklintempleton.com

TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Global Total Return Fund (continued)

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any.

At December 31, 2018, the capital loss carryforwards were as follows:

Capital loss carryforwards not subject to expiration:
Long Term	$117,985,332

For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2018, the Fund deferred late-year ordinary losses of $41,995,031.

The tax character of distributions paid during the years ended December 31, 2018 and 2017, was as follows:

	2018	2017

Distributions paid from:
Ordinary income	$288,973,325	$74,850,578
Return of capital	—	113,716,027

	$288,973,325	$188,566,605

At December 31, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$5,336,288,175

Unrealized appreciation	$195,773,330
Unrealized depreciation	(554,026,496)

Net unrealized appreciation (depreciation)	$(358,253,166)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions and bond discounts and premiums.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2018, aggregated $693,633,338 and $1,182,433,441, respectively.

7. Credit Risk

At December 31, 2018, the Fund had 23.3% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

8. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Global Total Return Fund (continued)

9. Restricted Securities

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At December 31, 2018, investments in restricted securities, excluding securities exempt from registration under the 1933 Act deemed to be liquid, were as follows:

Principal Amount*/ Shares/ Warrants		Issuer	Acquisition Date	Cost	Value

22,026		Edcon Holdings Ltd., F wts., 2/20/49	11/27/15	$233	$—
394,125,656		Edcon Holdings Ltd., F1 wts., 2/20/49	11/27/15	4,175,958	—
31,916,299		Edcon Holdings Ltd., F2 wts., 2/20/49	11/27/15	338,169	—
434,200,485		K2016470219 South Africa Ltd., A	2/22/11 - 2/01/17	1,608,225	302,195
50,014,925		K2016470219 South Africa Ltd., B	2/01/17	37,134	34,809
33,903,565		K2016470219 South Africa Ltd., senior secured note, 144A, PIK, 3.00%, 12/31/22	2/22/11 - 12/31/18	29,438,860	41,753
11,040,756	EUR	K2016470219 South Africa Ltd., senior secured note, 144A, PIK, 8.00%, 12/31/22	2/01/17 - 12/31/18	6,666,369	243,279
8,412,545		K2016470260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%, 12/31/22	2/01/17 - 12/31/18	6,668,041	598,225

		Total Restricted Securities (Value is 0.0%† of Net Assets)		$48,932,989	$1,220,261

†Rounds to less than 0.1% of net assets.

*In U.S. dollars unless otherwise indicated.

10. Other Derivative Information

At December 31, 2018, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Variation margin on centrally cleared swap contracts	$50,320,303	[a]	Variation margin on centrally cleared swap contracts	$17,223,425	[a]
	Unrealized appreciation on OTC swap contracts	—		Unrealized depreciation on OTC swap contracts	2,132,416
Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	37,907,030		Unrealized depreciation on OTC forward exchange contracts	49,600,315
Value recovery instruments	Investments in securities, at value	21,962,851	[b]

Totals		$110,190,184			$68,956,156

aThis amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

bVRI are included in investments in securities, at value in the Statement of Assets and Liabilities.

40	Annual Report	franklintempleton.com

TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Global Total Return Fund (continued)

For the year ended December 31, 2018, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Location	Net Realized Gain (Loss) for the Year		Statement of Operations Location	Net Change in Unrealized Appreciation (Depreciation) for the Year

	Net realized gain (loss) from:			Net change in unrealized appreciation (depreciation) on:
Interest rate contracts	Swap contracts	$686,742		Swap contracts	$ 40,227,057
Foreign exchange contracts	Forward exchange contracts	151,904,521		Forward exchange contracts	71,990,821
Value recovery instruments	Investments	3,065,605	[a]	Investments	(2,924,352)[a]

Totals		$155,656,868			$109,293,526

aVRI are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended December 31, 2018, the average month end notional amount of swap contracts represented $1,274,325,692. The average month end contract value of forward exchange contracts and fair value of VRI was $5,188,776,474 and $34,152,168, respectively.

At December 31, 2018, the Fund’s OTC derivative assets and liabilities are as follows:

	Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
	Assets[a]	Liabilities[a]

Derivatives
Forward exchange contracts	$37,907,030	$49,600,315
Swap contracts	—	2,132,416

Total	$37,907,030	$51,732,731

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

At December 31, 2018, the Fund’s OTC derivative assets, which may be offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received[a,b]	Cash Collateral Received[b]	Net Amount (Not less than zero)

Counterparty
BNDP	$ 8,211	$(8,211)	$—	$—	$—
BOFA	184,814	(184,814)	—	—	—
BZWS	112,578	(112,578)	—	—	—
CITI	12,351,922	(12,051,852)	—	(300,070)	—
DBAB	4,744,633	(4,744,633)	—	—	—
GSCO	1,114,849	(1,114,849)	—	—	—
HSBK	1,087,212	(1,087,212)	—	—	—
JPHQ	16,210,376	(5,705,851)	(10,504,525)	—	—
MSCO	161,375	(161,375)	—	—	—
SCNY	259,872	(259,872)	—	—	—
UBSW	1,671,188	(151,490)	(1,519,698)	—	—

Total	$37,907,030	$(25,582,737)	$(12,024,223)	$(300,070)	$—

franklintempleton.com	Annual Report	41

TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Global Total Return Fund (continued)

10. Other Derivative Information (continued)

At December 31, 2018, the Fund’s OTC derivative liabilities, which may be offset against the Fund’s OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged	Cash Collateral Pledged	Net Amount (Not less than zero)

Counterparty
BNDP	$ 1,622,167	$(8,211)	$ —	$(1,000,000)	$613,956
BOFA	3,549,579	(184,814)	—	(2,470,000)	894,765
BZWS	6,858,111	(112,578)	—	(4,130,000)	2,615,533
CITI	12,051,852	(12,051,852)	—	—	—
DBAB	6,939,354	(4,744,633)	—	(230,000)	1,964,721
GSCO	4,188,900	(1,114,849)	—	(1,500,000)	1,574,051
HSBK	8,956,990	(1,087,212)	—	(5,914,000)	1,955,778
JPHQ	5,705,851	(5,705,851)	—	—	—
MSCO	395,451	(161,375)	—	—	234,076
SCNY	1,312,986	(259,872)	—	—	1,053,114
UBSW	151,490	(151,490)	—	—	—

Total	$51,732,731	$(25,582,737)	$ —	$(15,244,000)	$10,905,994

aAt December 31, 2018, the Fund received U.S. Government Agency Bonds, U.S. Treasury Bills, Bonds and Notes as collateral for derivatives.

bIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

See Note 1(c) regarding derivative financial instruments.

See Abbreviations on page 44.

11. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 8, 2019. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective February 8, 2019, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 7, 2020, for a total of $2 billion.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2018, the Fund did not use the Global Credit Facility.

42	Annual Report	franklintempleton.com

TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Global Total Return Fund (continued)

12. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

• Level 1 – quoted prices in active markets for identical financial instruments

• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of December 31, 2018, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total

Assets:
Investments in Securities:[a]
Equity Investments:[b]
South Africa	$—	$—	$337,004	[c]	$337,004
Switzerland	—	900,205	—		900,205
Foreign Government and Agency Securities	—	2,665,397,549	—		2,665,397,549
Quasi-Sovereign and Corporate Bonds:
South Africa	—	598,225	285,032		883,257
Escrows and Litigation Trusts	—	—	—	[c]	—
Short Term Investments	1,687,790,640	598,782,686	—		2,286,573,326

Total Investments in Securities	$1,687,790,640	$3,265,678,665	$622,036		$4,954,091,341

Other Financial Instruments:
Forward Exchange Contracts	$—	$37,907,030	$—		$37,907,030
Swap Contracts	—	50,320,303	—		50,320,303

Total Other Financial Instruments	$—	$88,227,333	$—		$88,227,333

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$49,600,315	$—		$49,600,315
Swap Contracts	—	19,355,841	—		19,355,841

Total Other Financial Instruments	$—	$68,956,156	$—		$68,956,156

aFor detailed categories, see the accompanying Statement of Investments.

bIncludes common stocks as well as other equity interests.

cIncludes securities determined to have no value at December 31, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the year.

13. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

franklintempleton.com	Annual Report	43

TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Global Total Return Fund (continued)

Abbreviations

Counterparty		Currency		Selected Portfolio

BNDP	BNP Paribas	ARS	Argentine Peso	ARPP7DRR	Argentina Central Bank 7 Day Repo Rate
BOFA	Bank of America Corp.	AUD	Australian Dollar	BADLAR	Argentina Deposit Rates Badlar Private
BZWS	Barclays Bank PLC	BRL	Brazilian Real		Banks ARS
CITI	Citigroup, Inc.	COP	Colombian Peso	FRN	Floating Rate Note
DBAB	Deutsche Bank AG	DEM	Deutsche Mark	GDP	Gross Domestic Product
GSCO	The Goldman Sachs Group Inc.	EGP	Egyptian Pound	LIBOR	London InterBank Offered Rate
HSBK	HSBC Bank PLC	EUR	Euro	PIK	Payment-In-Kind
JPHQ	JP Morgan Chase & Co.	GHS	Ghanaian Cedi	VRI	Value Recovery Instrument
MSCO	Morgan Stanley	IDR	Indonesian Rupiah
SCNY	Standard Chartered Bank	INR	Indian Rupee
UBSW	UBS AG	KRW	South Korean Won
		MXN	Mexican Peso
		PHP	Philippine Peso
		USD	United States Dollar

44	Annual Report	franklintempleton.com

TEMPLETON INCOME TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Templeton Income Trust and Shareholders of Templeton Global Total Return Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Templeton Global Total Return Fund (the “Fund”) as of December 31, 2018, the related statement of operations for the year ended December 31, 2018, the statement of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 15, 2019

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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TEMPLETON INCOME TRUST

Tax Information (unaudited)

Templeton Global Total Return Fund

At December 31, 2018, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. The Fund elects to treat foreign taxes paid as allowed under Section 853 of the Internal Revenue Code. This election will allow shareholders of record as of the first distribution in 2019, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Harris J. Ashton (1932) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Trustee	Since 1992	136	Bar-S Foods (meat packing company) (1981-2010).
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Ann Torre Bates (1958) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Trustee	Since 2008	38

Ares Capital Corporation (specialty finance company) (2010-present), United Natural Foods, Inc. (distributor of natural, organic and specialty foods) (2013-present), Allied Capital Corporation (financial services) (2003-2010), SLM Corporation (Sallie Mae) (1997-2014) and Navient Corporation (loan management, servicing and asset recovery) (2014-2016).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).

Mary C. Choksi (1950) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Trustee	Since 2016	136

Avis Budget Group Inc. (car rental) (2007-present), Omnicom Group Inc. (advertising and marketing communications services) (2011-present) and White Mountains Insurance Group, Ltd. (holding company) (2017-present).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Founder and Senior Advisor, Strategic Investment Group (investment management group) (2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Edith E. Holiday (1952) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Lead Independent Trustee	Trustee since 2001 and Lead Independent Trustee since 2007	136

Hess Corporation (exploration of oil and gas) (1993-present), Canadian National Railway (railroad) (2001-present), White Mountains Insurance Group, Ltd. (holding company) (2004-present), Santander Consumer USA Holdings, Inc. (consumer finance) (2016-present), RTI International Metals, Inc. (manufacture and distribution of titanium) (1999-2015) and H.J. Heinz Company (processed foods and allied products) (1994-2013).

Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).

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TEMPLETON INCOME TRUST

Independent Board Members (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

J. Michael Luttig (1954) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Trustee	Since 2009	136	Boeing Capital Corporation (aircraft financing) (2006-2013).
Principal Occupation During at Least the Past 5 Years:
Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (aerospace company) (2006-present); and formerly, Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

David W. Niemiec (1949) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Trustee	Since 2005	38	Hess Midstream Partners LP (oil and gas midstream infrastructure) (2017-present).
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly, Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial Officer, Dillon, Read & Co. Inc. (1982-1997).

Larry D. Thompson (1945) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Trustee	Since 2005	136

The Southern Company (energy company) (2014-present; previously 2010-2012), Graham Holdings Company (education and media organization) (2011-present) and Cbeyond, Inc. (business communications provider) (2010-2012).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); Independent Compliance Monitor and Auditor, Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-present); John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly, Executive Vice President – Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

Constantine D. Tseretopoulos (1954) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Trustee	Since 2003	24	None
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and formerly, Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center (1982-1985).

Robert E. Wade (1946) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Trustee	Since 2006	38	El Oro Ltd (investments) (2003-present).
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in private practice as a sole practitioner (1972-2008) and member of various boards.

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Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

**Gregory E. Johnson (1961) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	150	None
Principal Occupation During at Least the Past 5 Years:
Chairman of the Board, Member – Office of the Chairman, Director and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments; Vice Chairman, Investment Company Institute; and formerly, President, Franklin Resources, Inc. (1994-2015).

**Rupert H. Johnson, Jr. (1940) One Franklin Parkway San Mateo, CA 94403-1906	Chairman of the Board, Trustee and Vice President	Chairman of the Board, Trustee since 2013 and Vice President since 1996	136	None
Principal Occupation During at Least the Past 5 Years:
Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 40 of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2012	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments.

Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 44 of the investment companies in Franklin Templeton Investments.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 44 of the investment companies in Franklin Templeton Investments.

Michael Hasenstab, Ph.D. (1973) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since December 2018	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years:
Executive Vice President, Franklin Advisers, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of four of the investment companies in Franklin Templeton Investments.

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2017	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 44 of the investment companies in Franklin Templeton Investments; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton Investments (2009-2017).

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TEMPLETON INCOME TRUST

Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Robert G. Kubilis (1973) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2017	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting, Franklin Templeton Investments; and officer of 16 of the investment companies in Franklin Templeton Investments.

Robert Lim (1948) One Franklin Parkway San Mateo, CA 94403-1906	Vice President –AML Compliance	Since 2016	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 44 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2013	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Vice President and Corporate Secretary, Fiduciary Trust International of the South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 44 of the investment companies in Franklin Templeton Investments.

Robert C. Rosselot (1960) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Chief Compliance Officer	Since 2013	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 44 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments (2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2015	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; and officer of 44 of the investment companies in Franklin Templeton Investments.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2005	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President and Secretary	Vice President since 2011 and Secretary since 2013	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 44 of the investment companies in Franklin Templeton Investments.

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Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Christine Zhu (1975) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since December 2018	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Advisers, Inc.; and officer of four of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms. Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream Partners LP (2017-present). Mr. Niemiec was formerly a director of Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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TEMPLETON GLOBAL TOTAL RETURN FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive the Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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Annual Report and Shareholder Letter

Templeton Global Total Return Fund

Investment Manager

Franklin Advisers, Inc.

Distributor

Franklin Templeton Distributors, Inc.

(800) DIAL BEN® / 342-5236

franklintempleton.com

Shareholder Services

(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2019 Franklin Templeton Investments. All rights reserved.	407 A 02/19

FRANKLIN TEMPLETON

Annual Report
and Shareholder Letter
December 31, 2018

Templeton International Bond Fund

A SERIES OF TEMPLETON INCOME TRUST

Sign up for electronic delivery at franklintempleton.com/edelivery

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Franklin Templeton

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Dear Shareholder:

During the 12 months ended December 31, 2018, the global economy generally expanded amid higher crude oil prices, upbeat economic data, solid corporate earnings and hints of a slower pace of interest-rate increases from the U.S. Federal Reserve (Fed). The European Central Bank (ECB) left its benchmark interest rate unchanged but reduced its monthly bond purchases and planned to conclude the program at the end of 2018. The Fed raised its federal funds rate range by 0.25% four times in 2018 and continued reducing its balance sheet. Global markets were pressured by concerns about increased technology company regulation, U.S. and European Union political uncertainties, major central banks’ interest-rate policies, and the impact of the U.S.-China trade dispute on global growth and corporate earnings. In this environment, global government bonds, as measured by the FTSE World Government Bond Index, declined 0.84% in U.S. dollar terms but rose 1.10% in local currency terms. The U.S. dollar appreciated against most foreign currencies during the period.

We are committed to our long-term perspective and disciplined investment approach as we conduct a rigorous, fundamental analysis of securities with a regular emphasis on investment risk management.

Historically, patient investors have achieved rewarding results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program, all hallmarks of the Templeton investment philosophy developed more than 60 years ago. We continue to recommend investors consult their financial advisors and review their portfolios to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance.

Templeton International Bond Fund’s annual report includes more detail about prevailing conditions and a discussion about investment decisions during the period. Please remember all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,

Sonal Desai, Ph.D.

Executive Vice President, Chief Investment Officer of Franklin

Templeton Fixed Income group

Templeton Income Trust

This letter reflects our analysis and opinions as of December 31, 2018, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

Not FDIC Insured |	May Lose Value |	No Bank Guarantee

franklintempleton.com	Not part of the annual report	1

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

2	Annual Report	franklintempleton.com

Annual Report

Templeton International Bond Fund

We are pleased to bring you Templeton International Bond Fund’s annual report for the fiscal year ended December 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks current income with capital appreciation and growth of income. Under normal market conditions, the Fund invests at least 80% of its net assets in “bonds.” The Fund invests predominantly in bonds issued by governments, government-related entities and government agencies located outside of the US. Bonds include debt obligations of any maturity, such as bonds, notes, bills and debentures.

Performance Overview

For the 12 months under review, the Fund’s Class A shares posted a +1.82% cumulative total return. In comparison, the Fund’s benchmark, the FTSE Non-USD World Government Bond Index (WGBI), which measures performance of investment-grade, non-U.S. world government bond markets, had a cumulative total return of -1.82% in U.S. dollar terms for the same period.1 The benchmark changed its name from the Citigroup Non-USD WGBI during the period. You can find more of the Fund’s performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The year began with sharply rising yields in the U.S. and Europe as reflation sentiments returned to markets. Deregulation efforts and tax cuts in the U.S. were expected to add stimulus to an already strong U.S. economy. The 10-year U.S. Treasury (UST) yield rose 0.45% during the first two months of 2018, finishing February at 2.86%. In Europe, the

Portfolio Composition*

Based on Total Net Assets as of 12/31/18

*Figures represent the net Fund exposure and include certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives or other factors.

**Includes foreign government and agency securities, money market funds and other net assets less liabilities (including derivatives).

10-year German Bund yield rose 0.27% during the first month of the year, reaching its peak yield for the period at 0.77% on February 2, its highest level since 2015. Markets appeared to initially anticipate upcoming rate adjustments from the European Central Bank (ECB), but those expectations would largely disappear by the summer.

In February, Jerome Powell took over as U.S. Federal Reserve (Fed) Chair, replacing Janet Yellen. Powell indicated his intentions to continue the glide path of rate hikes and balance sheet unwinding. However, by March, the rising yield trends in the U.S. and Europe stalled and moderately reversed. U.S. protectionist policies in the form of steel and aluminum tariffs, as well as sector-specific tariffs on China, appeared to amplify risk aversion across global financial markets. Credit spreads widened across investment-grade and high-yield credit tiers in the U.S. and Europe during the month, ultimately widening even further over the rest of the year. In April, reflation sentiments briefly resurfaced, driving the 10-year UST yield above 3.00% for the first time in more than four years. However, risk aversion returned to global bond markets in the second half of May, as political turmoil in Italy raised concerns over Italian debt sustainability and the viability of the euro. Yields in Italy, Spain and much of peripheral Europe rose sharply, while yields in Germany, France and the U.S. declined on flights to quality. Several Latin American countries

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 16.

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concurrently saw rising yields and sharp depreciations of their exchange rates on regional volatility.

In mid-June, ECB President Mario Draghi announced the net asset purchase program would be reduced to 15 billion euros per month for October, November and December, and would conclude at the end of 2018. Draghi also indicated rates would likely remain unchanged until at least the summer of 2019, quelling any remaining expectations for a 2018 rate hike. In the U.S., yields briefly rose in July as economic activity continued to strengthen. Annualized second-quarter U.S. gross domestic product came in at 4.2%, its highest level since 2014.

However, a wave of broad-based risk aversion across emerging markets arrived in late August, driving exchange rates lower against the U.S. dollar. Several perceived safe-haven assets rallied, including USTs. We viewed much of the late summer selloffs as fear-driven overreactions that often exceeded the fundamental risks in individual countries. As an asset category, emerging markets showed the highest level of undervaluation across the global fixed income markets, in our assessment, and we expected select countries with healthier or improving underlying fundamentals to rebound from the heightened volatility.

Geographic Composition*

Based on Total Net Assets as of 12/31/18

*Figures represent the net Fund exposure and include certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives or other factors.

By mid-September, risk aversion across emerging markets began to diminish, as several security valuations incrementally stabilized and improved. UST yields rose sharply during the month, on expectations the Fed would hike rates at its September 26 meeting. Those trends continued through October, with the 10-year UST reaching its highest yield of the year on November 8, at 3.24%. However, market volatility escalated in December as global growth uncertainties and trade policy concerns led to rallies in perceived safe-haven assets.

The 10-year UST yield dropped sharply to finish the year at 2.69%, despite the Fed’s fourth rate hike of the year on December 19.

On the whole, duration exposures in the U.S. and in several parts of the world faced headwinds from rising rates during much of the period, before those trends sharply reversed in December. Select local-currency bond markets fared better than others, as valuations strengthened in places like Brazil but weakened in places like Indonesia. On the currency front, the U.S. dollar started the period weaker before significantly strengthening against global currencies over the remainder of the year. On the whole, avoiding UST duration proved important to performance during much of the period, as did long exposure to the U.S. dollar and select positioning in emerging markets.

Investment Strategy

We invest selectively in non-U.S. bonds around the world based upon our assessment of changing market, political and economic conditions. While seeking opportunities, we monitor various factors including changes in interest rates, currency exchange rates and credit risks. For purposes of pursuing its investment goals, the Fund regularly enters into various currency-related transactions involving derivative instruments, principally currency and cross currency forwards, but it may also use currency and currency index futures contracts. The Fund may also enter into various other transactions involving derivatives, including interest-rate/bond futures and swap agreements (which may include interest rate and credit default swaps).

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date. Currency forward contracts are privately traded in the interbank market, not on a centralized exchange.

Manager’s Discussion

During the reporting period, the strategy was positioned for rising rates in the U.S. by maintaining low portfolio duration and using interest-rate swaps to gain negative duration exposure to U.S. Treasuries. The strategy also continued to seek duration exposures in select emerging markets that offered positive real yields without taking undue interest-rate risk, favoring countries that have solid underlying fundamentals and prudent fiscal and monetary policies. Several emerging markets continued to offer significantly higher yields than those

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TEMPLETON INTERNATIONAL BOND FUND

available in the developed markets. The strategy also held long currency exposures in a number of emerging markets and net-negative exposures to the Japanese yen, euro and Australian dollar, as directional views on the currencies and as hedges against a broadly strengthening U.S. dollar. During the period, we used currency forward contracts to actively manage currencies. We also used interest-rate swaps to tactically manage duration exposures.

What is an interest-rate swap?

An interest-rate swap is an agreement between two parties to exchange interest-rate payment obligations, generally one based on an interest rate fixed to maturity and the other based on an interest rate that changes in accordance with changes in a designated benchmark (for example, LIBOR, prime, commercial paper or other benchmarks).

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

During the period, the strategy’s positive absolute performance was primarily attributable to currency positions, followed by interest-rate strategies. Sovereign credit exposures had a largely neutral effect on absolute results. Among currencies, the Fund’s net-negative positions in the euro and the Australian dollar, achieved through the use of currency forward contracts, contributed to absolute performance, while its net-negative position in the Japanese yen, also through currency forward contracts, moderately detracted. Currency positions in Latin America and Asia ex-Japan detracted from absolute results (the Brazilian real, Argentine peso and Indian rupee detracted, while the Mexican peso contributed). The Fund maintained a defensive approach regarding interest rates in developed markets, while holding duration exposures in select emerging markets. Negative duration exposure to U.S. Treasuries contributed to absolute performance, as did duration exposure in Brazil. However, duration exposure in Argentina detracted from absolute return.

The strategy’s relative outperformance during the period was primarily attributable to currency positions. Interest-rate strategies detracted from relative results, while sovereign credit exposures had a largely neutral effect. Among currencies, the Fund’s underweighted positions in the euro, the Australian dollar and the British pound contributed to relative performance, while its underweighted position in the Japanese yen detracted. Overweighted currency positions in Latin

America and Asia ex-Japan detracted from relative results (the Brazilian real, Argentine peso and Indian rupee detracted, while the Mexican peso contributed). Select underweighted duration exposures in Europe detracted from relative performance, as did overweighted duration exposure in Argentina and Indonesia. However, overweighted duration exposure in Brazil contributed.

Currency Composition*

12/31/18

	% of Total Net Assets

Americas	161.5%

U.S. Dollar	122.4%

Mexican Peso	19.7%

Brazilian Real	11.8%

Argentine Peso	4.4%

Colombian Peso	3.2%

Canadian Dollar	0.0%	**

Middle East & Africa	1.3%

Ghanaian Cedi	1.3%

Asia Pacific	-26.1%

Indian Rupee	10.6%

Indonesian Rupiah	9.2%

Thai Baht	4.6%

Philippine Peso	2.2%

Australian Dollar	-8.5%

South Korean Won	-9.8%

Japanese Yen	-34.4%

Europe	-36.7%

Euro	-36.7%

*Figures represent the net Fund exposure and include certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives or other factors.

**Rounds to less than 0.1%

franklintempleton.com	Annual Report	5

TEMPLETON INTERNATIONAL BOND FUND

Thank you for your continued participation in Templeton International Bond Fund. We look forward to serving your future investment needs.

Michael Hasenstab, Ph.D. Lead Portfolio Manager

Calvin Ho Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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TEMPLETON INTERNATIONAL BOND FUND

Performance Summary as of December 31, 2018

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 12/31/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 4.25% and the minimum is 0%. Class A: 4.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return	[2]	Average Annual Total Return	[3]

A
1-Year	+1.82%		-2.52%

5-Year	+1.96%		-0.48%

10-Year	+50.06%		+3.70%

Advisor
1-Year	+2.07%		+2.07%

5-Year	+3.29%		+0.65%

10-Year	+54.21%		+4.43%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 9 for Performance Summary footnotes.

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TEMPLETON INTERNATIONAL BOND FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (1/1/09–12/31/18)

Advisor Class (1/1/09–12/31/18)

See page 9 for Performance Summary footnotes.

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TEMPLETON INTERNATIONAL BOND FUND

PERFORMANCE SUMMARY

Distributions (1/1/18–12/31/18)

Net Investment Income	Long-Term Capital Gain	Tax Return of Capital	Total

$0.5941	$0.0132	$0.0106	$0.6179

$0.5538	$0.0132	$0.0095	$0.5765

$0.5689	$0.0132	$0.0098	$0.5919

$0.6314	$0.0132	$0.0103	$0.6549

$0.6198	$0.0132	$0.0111	$0.6441

Total Annual Operating Expenses6

Share Class	With Fee Waiver	Without Fee Waiver

A	1.08%	1.53%

Advisor	0.83%	1.28%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. The markets for particular securities or types of securities are or may become relatively illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. Foreign securities involve special risks, including currency fluctuations (which may be significant over the short term) and economic and political uncertainties; investments in emerging markets involve heightened risks related to the same factors. Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a government entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due. Investments in lower rated bonds include higher risk of default and loss of principal. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 4/30/19. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Source: Morningstar. The FTSE Non-USD WGBI is a market capitalization-weighted index consisting of investment-grade world government bond markets; it includes all WGBI countries except the U.S. and is stated in U.S. dollar terms.

5. Source: Bureau of Labor Statistics, bls.gov/cpi. The Consumer Price Index (CPI) is a commonly used measure of the inflation rate.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Annual Report	9

TEMPLETON INTERNATIONAL BOND FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 7/1/18	Ending Account Value 12/31/18	Expenses Paid During Period 7/1/18–12/31/18[1,2]	Ending Account Value 12/31/18	Expenses Paid During Period 7/1/18–12/31/18[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,031.50	$5.07	$1,020.21	$5.04	0.99%
C	$1,000	$1,030.50	$7.11	$1,018.20	$7.07	1.39%
R	$1,000	$1,031.30	$6.35	$1,018.95	$6.31	1.24%
R6	$1,000	$1,034.50	$3.23	$1,022.03	$3.21	0.63%
Advisor	$1,000	$1,033.80	$3.79	$1,021.48	$3.77	0.74%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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TEMPLETON INCOME TRUST

Financial Highlights

Templeton International Bond Fund

	Year Ended December 31,			Year Ended August 31,
	2018	2017	2016[a]	2016	2015	2014

Class A

Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$10.57	$10.61	$10.07	$10.03	$11.86	$11.30

Income from investment operations[b]:
Net investment income[c]	0.40	0.42	0.12	0.34	0.30	0.26
Net realized and unrealized gains (losses)	(0.22)	(0.18)	0.44	(0.17)	(1.68)	0.61

Total from investment operations	0.18	0.24	0.56	0.17	(1.38)	0.87

Less distributions from:
Net investment income and net foreign currency gains	(0.59)	(0.28)	—	(0.04)	(0.45)	(0.31)
Net realized gains	(0.01)	—	—	—	—	—
Tax return of capital	(0.01)	—	(0.02)	(0.09)	—	—

Total distributions	(0.61)	(0.28)	(0.02)	(0.13)	(0.45)	(0.31)

Net asset value, end of year	$10.14	$10.57	$10.61	$10.07	$10.03	$11.86

Total return[d]	1.82%	2.25%	5.54%	1.70%	(11.90)%	7.77%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates and expense reduction	1.26%	1.44%	1.58%	1.27%	1.17%	1.14%
Expenses net of waiver and payments by affiliates	0.99%	0.99%	1.00%	0.99%	1.04%	1.04%
Expenses net of waiver and payments by affiliates and expense reduction	0.98%	0.99% [f]	0.99%	0.99% [f]	1.04% [f]	1.04% [f]
Net investment income	3.93%	3.87%	3.48%	3.28%	2.72%	2.23%

Supplemental data
Net assets, end of year (000’s)	$38,856	$71,262	$84,766	$92,981	$84,779	$141,831
Portfolio turnover rate	43.13%	88.62%	31.37%	105.96%	43.49%	33.45%

aFor the period September 1, 2016 to December 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	11

TEMPLETON INCOME TRUST

FINANCIAL HIGHLIGHTS

Templeton International Bond Fund (continued)

	Year Ended December 31,			Year Ended August 31,
	2018	2017	2016[a]	2016	2015	2014

Class C

Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$10.58	$10.62	$10.08	$10.04	$11.87	$11.31

Income from investment operations[b]:
Net investment income[c]	0.36	0.38	0.11	0.29	0.26	0.22
Net realized and unrealized gains (losses)	(0.21)	(0.18)	0.43	(0.16)	(1.68)	0.61

Total from investment operations	0.15	0.20	0.54	0.13	(1.42)	0.83

Less distributions from:
Net investment income and net foreign currency gains	(0.55)	(0.24)	—	(0.03)	(0.41)	(0.27)
Net realized gains	(0.01)	—	—	—	—	—
Tax return of capital	(0.01)	—	(—)[d]	(0.06)	—	—

Total distributions	(0.57)	(0.24)	—	(0.09)	(0.41)	(0.27)

Net asset value, end of year	$10.16	$10.58	$10.62	$10.08	$10.04	$11.87

Total return[e]	1.52%	1.84%	5.36%	1.30%	(12.20)%	7.38%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates and expense reduction	1.66%	1.84%	1.98%	1.66%	1.51%	1.49%
Expenses net of waiver and payments by affiliates	1.39%	1.39%	1.40%	1.38%	1.38%	1.39%
Expenses net of waiver and payments by affiliates and expense reduction	1.38%	1.39% [g]	1.39%	1.38% [g]	1.38% [g]	1.39% [g]
Net investment income	3.53%	3.47%	3.08%	2.89%	2.38%	1.88%

Supplemental data
Net assets, end of year (000’s)	$8,654	$9,733	$11,563	$11,906	$15,559	$23,990
Portfolio turnover rate	43.13%	88.62%	31.37%	105.96%	43.49%	33.45%

aFor the period September 1, 2016 to December 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

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TEMPLETON INCOME TRUST

FINANCIAL HIGHLIGHTS

Templeton International Bond Fund (continued)

	Year Ended December 31,			Year Ended August 31,
	2018	2017	2016[a]	2016	2015	2014

Class R

Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$10.56	$10.61	$10.08	$10.03	$11.87	$11.31

Income from investment operations[b]:
Net investment income[c]	0.39	0.40	0.11	0.30	0.28	0.24
Net realized and unrealized gains (losses)	(0.22)	(0.19)	0.43	(0.15)	(1.70)	0.61

Total from investment operations	0.17	0.21	0.54	0.15	(1.42)	0.85

Less distributions from:
Net investment income and net foreign currency gains	(0.57)	(0.26)	—	(0.03)	(0.42)	(0.29)
Net realized gains	(0.01)	—	—	—	—	—
Tax return of capital	(0.01)	—	(0.01)	(0.07)	—	—

Total distributions	(0.59)	(0.26)	(0.01)	(0.10)	(0.42)	(0.29)

Net asset value, end of year	$10.14	$10.56	$10.61	$10.08	$10.03	$11.87

Total return[d]	1.67%	1.92%	5.44%	1.44%	(12.16)%	7.55%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates and expense reduction	1.51%	1.69%	1.83%	1.52%	1.37%	1.34%
Expenses net of waiver and payments by affiliates	1.24%	1.24%	1.25%	1.24%	1.24%	1.24%
Expenses net of waiver and payments by affiliates and expense reduction	1.23%	1.24% [f]	1.24%	1.24% [f]	1.24% [f]	1.24% [f]
Net investment income	3.68%	3.62%	3.23%	3.03%	2.52%	2.03%

Supplemental data
Net assets, end of year (000’s)	$300	$286	$1,010	$1,005	$1,001	$1,558
Portfolio turnover rate	43.13%	88.62%	31.37%	105.96%	43.49%	33.45%

aFor the period September 1, 2016 to December 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	13

TEMPLETON INCOME TRUST

FINANCIAL HIGHLIGHTS

Templeton International Bond Fund (continued)

	Year Ended December 31,
	2018	2017[a]

Class R6

Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$10.57	$10.78

Income from investment operations[b]:
Net investment income[c]	0.45	0.18
Net realized and unrealized gains (losses)	(0.22)	(0.24)

Total from investment operations	0.23	(0.06)

Less distributions from:
Net investment income and net foreign currency gains	(0.63)	(0.15)
Net realized gains	(0.01)	—
Tax return of capital.	(0.01)	—

Total distributions	(0.65)	(0.15)

Net asset value, end of year.	$10.15	$10.57

Total return[d]	2.28%	(0.61)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates and expense reduction	1.09%	0.99%
Expenses net of waiver and payments by affiliates	0.66%	0.68%
Expenses net of waiver and payments by affiliates and expense reduction	0.65%	0.68% [f]
Net investment income	4.26%	4.39%

Supplemental data
Net assets, end of year (000’s)	$904	$414
Portfolio turnover rate	43.13%	88.62%

aFor the period August 1, 2017 (effective date) to December 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

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TEMPLETON INCOME TRUST

FINANCIAL HIGHLIGHTS

Templeton International Bond Fund (continued)

	Year Ended December 31,			Year Ended August 31,
	2018	2017	2016[a]	2016	2015	2014

Advisor Class

Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$10.58	$10.62	$10.08	$10.04	$11.87	$11.31

Income from investment operations[b]:
Net investment income[c]	0.44	0.45	0.13	0.35	0.33	0.30
Net realized and unrealized gains (losses)	(0.23)	(0.18)	0.43	(0.16)	(1.68)	0.60

Total from investment operations	0.21	0.27	0.56	0.19	(1.35)	0.90

Less distributions from:
Net investment income and net foreign currency gains	(0.62)	(0.31)	—	(0.04)	(0.48)	(0.34)
Net realized gains	(0.01)	—	—	—	—	—
Tax return of capital	(0.01)	—	(0.02)	(0.11)	—	—

Total distributions	(0.64)	(0.31)	(0.02)	(0.15)	(0.48)	(0.34)

Net asset value, end of year	$10.15	$10.58	$10.62	$10.08	$10.04	$11.87

Total return[d]	2.07%	2.51%	5.59%	1.95%	(11.63)%	8.09%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates and expense reduction	1.01%	1.19%	1.33%	1.02%	0.87%	0.84%
Expenses net of waiver and payments by affiliates	0.74%	0.74%	0.75%	0.74%	0.74%	0.74%
Expenses net of waiver and payments by affiliates and expense reduction	0.73%	0.74% [f]	0.74%	0.74% [f]	0.74% [f]	0.74% [f]
Net investment income	4.18%	4.12%	3.73%	3.53%	3.02%	2.53%

Supplemental data
Net assets, end of year (000’s)	$346,303	$276,074	$249,190	$248,750	$307,449	$355,214
Portfolio turnover rate	43.13%	88.62%	31.37%	105.96%	43.49%	33.45%

aFor the period September 1, 2016 to December 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	15

TEMPLETON INCOME TRUST

Statement of Investments, December 31, 2018

Templeton International Bond Fund

	Principal Amount	*		Value

Foreign Government and Agency Securities 54.3%
Argentina 2.6%
Argentina Treasury Bill, Strip, 4/30/20	28,994,000		ARS	$847,055
Argentine Bonos del Tesoro,
18.20%, 10/03/21	73,832,000		ARS	1,515,808
16.00%, 10/17/23	171,501,000		ARS	3,852,234
senior note, 15.50%, 10/17/26	153,089,000		ARS	3,058,601
Government of Argentina,
[a] FRN, 65.509%, (ARPP7DRR), 6/21/20	940,000		ARS	27,059
[a] FRN, 51.542%, (ARS Badlar + 2.00%), 4/03/22	5,808,000		ARS	148,466
[b] Index Linked, 3.75%, 2/08/19	1,794,000		ARS	67,629
[b] Index Linked, 4.00%, 3/06/20	356,000		ARS	11,453
senior note, 4.50%, 2/13/20	927,000			842,295

				10,370,600

Brazil 11.3%
Letra Tesouro Nacional,
Strip, 7/01/20	21,410	[c]	BRL	4,991,101
Strip, 7/01/21	27,790	[c]	BRL	5,943,045
Nota Do Tesouro Nacional,
10.00%, 1/01/21	130	[c]	BRL	35,040
10.00%, 1/01/23	8,407	[c]	BRL	2,271,017
10.00%, 1/01/25	51,600	[c]	BRL	13,899,334
10.00%, 1/01/27	64,330	[c]	BRL	17,320,477

				44,460,014

Colombia 3.2%
Government of Colombia,
senior bond, 7.75%, 4/14/21	378,000,000		COP	121,330
senior bond, 4.375%, 3/21/23	57,000,000		COP	16,683
senior bond, 9.85%, 6/28/27	91,000,000		COP	34,444
Titulos de Tesoreria,
B, 7.75%, 9/18/30	2,344,400,000		COP	769,715
B, 7.00%, 6/30/32	516,000,000		COP	156,860
senior bond, B, 11.00%, 7/24/20	746,000,000		COP	249,517
senior bond, B, 7.00%, 5/04/22	11,196,000,000		COP	3,601,471
senior bond, B, 10.00%, 7/24/24	11,997,000,000		COP	4,350,395
senior bond, B, 7.50%, 8/26/26	5,607,700,000		COP	1,823,707
senior bond, B, 6.00%, 4/28/28	4,498,900,000		COP	1,316,369
senior note, B, 7.00%, 9/11/19	637,000,000		COP	199,136

				12,639,627

Ghana 1.3%
Ghana Treasury Note, 17.24%, 11/11/19	280,000		GHS	56,522
Government of Ghana,
21.00%, 3/23/20	90,000		GHS	18,709
24.75%, 3/01/21	180,000		GHS	39,927
16.25%, 5/17/21	1,510,000		GHS	289,009
24.50%, 6/21/21	50,000		GHS	11,142
24.75%, 7/19/21	280,000		GHS	62,666
18.75%, 1/24/22	2,910,000		GHS	579,960
17.60%, 11/28/22	80,000		GHS	15,198
19.75%, 3/25/24	2,910,000		GHS	572,899
19.00%, 11/02/26	8,740,000		GHS	1,653,515
senior bond, 19.75%, 3/15/32	8,740,000		GHS	1,724,475

16	Annual Report	franklintempleton.com

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS

Templeton International Bond Fund (continued)

	Principal Amount	*		Value

Foreign Government and Agency Securities (continued)
Ghana (continued)
Government of Ghana, (continued)
senior note, 21.50%, 3/09/20	200,000		GHS	$41,573
senior note, 18.50%, 6/01/20	100,000		GHS	20,159
senior note, 18.25%, 9/21/20	160,000		GHS	32,047
senior note, 16.50%, 3/22/21	360,000		GHS	69,491

				5,187,292

India 10.2%
Government of India,
senior bond, 8.20%, 2/15/22	19,000,000		INR	281,136
senior bond, 8.35%, 5/14/22	30,400,000		INR	452,570
senior bond, 8.08%, 8/02/22	673,000,000		INR	9,946,605
senior bond, 8.13%, 9/21/22	51,000,000		INR	755,587
senior bond, 9.15%, 11/14/24	227,000,000		INR	3,546,447
senior note, 7.80%, 4/11/21	196,900,000		INR	2,872,980
senior note, 8.79%, 11/08/21	110,000,000		INR	1,649,431
senior note, 8.15%, 6/11/22	82,000,000		INR	1,214,854
senior note, 6.84%, 12/19/22	12,000,000		INR	170,643
senior note, 7.16%, 5/20/23	19,100,000		INR	273,577
senior note, 8.83%, 11/25/23	257,900,000		INR	3,938,786
senior note, 7.68%, 12/15/23	302,000,000		INR	4,421,172
senior note, 7.59%, 1/11/26	512,000,000		INR	7,441,037
senior note, 6.79%, 5/15/27	232,300,000		INR	3,211,530

				40,176,355

Indonesia 9.2%
Government of Indonesia,
senior bond, FR39, 11.75%, 8/15/23	1,040,000,000		IDR	82,871
senior bond, FR40, 11.00%, 9/15/25	1,060,000,000		IDR	84,822
senior bond, FR42, 10.25%, 7/15/27	6,831,000,000		IDR	537,549
senior bond, FR44, 10.00%, 9/15/24	686,000,000		IDR	51,989
senior bond, FR47, 10.00%, 2/15/28	4,555,000,000		IDR	355,119
senior bond, FR52, 10.50%, 8/15/30	7,950,000,000		IDR	645,786
senior bond, FR53, 8.25%, 7/15/21	123,000,000,000		IDR	8,695,965
senior bond, FR56, 8.375%, 9/15/26	53,156,000,000		IDR	3,758,996
senior bond, FR59, 7.00%, 5/15/27	5,896,000,000		IDR	383,097
senior bond, FR61, 7.00%, 5/15/22	58,000,000,000		IDR	3,946,459
senior bond, FR64, 6.125%, 5/15/28	159,000,000		IDR	9,755
senior bond, FR68, 8.375%, 3/15/34	55,620,000,000		IDR	3,893,595
senior bond, FR70, 8.375%, 3/15/24	180,376,000,000		IDR	12,747,983
senior bond, FR71, 9.00%, 3/15/29	4,732,000,000		IDR	347,413
senior bond, FR73, 8.75%, 5/15/31	10,430,000,000		IDR	757,118

				36,298,517

Mexico 8.0%
Government of Mexico,
senior bond, M, 8.00%, 6/11/20	4,433,950	[d]	MXN	22,416,939
senior bond, M, 6.50%, 6/10/21	958,380	[d]	MXN	4,663,266
senior note, M, 5.00%, 12/11/19	904,100	[d]	MXN	4,454,693
[e] Mexican Udibonos, Index Linked, 4.00%, 6/13/19	44,147	[f]	MXN	222,359

				31,757,257

franklintempleton.com	Annual Report	17

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS

Templeton International Bond Fund (continued)

	Principal Amount	*		Value

Foreign Government and Agency Securities (continued)
Philippines 0.3%
Government of the Philippines,
senior note, 3.375%, 8/20/20	1,700,000		PHP	$31,011
senior note, 7-56, 3.875%, 11/22/19	65,380,000		PHP	1,221,610

				1,252,621

South Korea 3.2%
Korea Monetary Stabilization Bond, senior note, 2.05%, 10/05/20	6,120,000,000		KRW	5,512,962
Korea Treasury Bond,
senior note, 1.75%, 6/10/20	2,710,000,000		KRW	2,431,223
senior note, 1.75%, 12/10/20	5,200,000,000		KRW	4,661,515

				12,605,700

Thailand 4.5%
Bank of Thailand Bond,
senior note, 1.34%, 2/26/20	290,000,000		THB	8,928,440
senior note, 1.77%, 3/27/20	293,000,000		THB	9,065,288

				17,993,728

Ukraine 0.5%
[g,h,i] Government of Ukraine, 144A, VRI, GDP Linked Security, 5/31/40	3,142,000			1,810,122

Total Foreign Government and Agency Securities (Cost $234,485,860)				214,551,833

Short Term Investments 33.2%

Foreign Government and Agency Securities 9.4%
Argentina 2.0%
[j] Argentina Treasury Bill, 3/29/19 - 10/31/19	268,958,000		ARS	7,983,339

Mexico 4.2%
[j] Mexico Treasury Bill,
1/31/19 - 11/07/19	16,839,730	[k]	MXN	8,323,245
7/18/19	17,201,000	[k]	MXN	8,350,545

				16,673,790

Philippines 1.9%
Government of the Philippines, senior note, 7.875%, 2/19/19	75,580,000		PHP	1,445,241
[j] Philippine Treasury Bill, 3/06/19 - 3/20/19	313,380,000		PHP	5,918,976

				7,364,217

South Korea 1.3%
[j] Korea Monetary Stabilization Bond, 3/12/19	5,930,000,000		KRW	5,306,868

Total Foreign Government and Agency Securities (Cost $37,622,379)				37,328,214

Total Investments before Money Market Funds (Cost $272,108,239)				251,880,047

18	Annual Report	franklintempleton.com

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS

Templeton International Bond Fund (continued)

	Shares	Value

Short Term Investments (continued)
Money Market Funds (Cost $93,932,011) 23.8%
United States 23.8%
[l,m] Institutional Fiduciary Trust Money Market Portfolio, 1.99%	93,932,011	$93,932,011

Total Investments (Cost $366,040,250) 87.5%		345,812,058

Other Assets, less Liabilities 12.5%		49,204,992

Net Assets 100.0%.		$395,017,050

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aThe coupon rate shown represents the rate at period end.

bRedemption price at maturity is adjusted for inflation. See Note 1(e).

cPrincipal amount is stated in 1,000 Brazilian Real Units.

dPrincipal amount is stated in 100 Mexican Peso Units.

ePrincipal amount of security is adjusted for inflation. See Note 1(e).

fPrincipal amount is stated in 100 Unidad de Inversion Units.

gNon-income producing.

hSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At December 31, 2018, the value of this security was $1,810,122, representing 0.5% of net assets.

iThe principal represents the notional amount. See Note 1(c) regarding value recovery instruments.

jThe security was issued on a discount basis with no stated coupon rate.

kPrincipal amount is stated in 10 Mexican Peso Units.

lSee Note 3(f) regarding investments in affiliated management investment companies.

mThe rate shown is the annualized seven-day effective yield at period end.

At December 31, 2018, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

Currency	Counterparty	[a]	Type	Quantity	Contract Amount	*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Exchange Contracts
Euro	GSCO		Sell	724,793	843,086			1/04/19	$ 12,324	$ —
Japanese Yen	JPHQ		Sell	35,000,000	309,976			1/04/19	—	(9,472)
Euro	DBAB		Sell	3,493,966	4,066,820			1/07/19	60,948	—
Euro	GSCO		Sell	616,000	703,755			1/07/19	—	(2,496)
Japanese Yen	SCNY		Sell	23,520,000	207,542			1/07/19	—	(7,180)
Australian Dollar	CITI		Sell	17,916,470	12,686,115			1/09/19	60,589	—
Euro	UBSW		Sell	596,154	693,058			1/09/19	9,440	—
Japanese Yen	HSBK		Sell	33,100,000	293,180			1/09/19	—	(9,050)
Australian Dollar	JPHQ		Sell	3,574,810	2,525,131			1/11/19	5,895	—
Euro	HSBK		Sell	5,247,292	6,071,117			1/11/19	52,902	—
Euro	JPHQ		Sell	413,325	476,594			1/11/19	2,545	—
Indonesian Rupiah	JPHQ		Buy	104,632,000,000	9,515,460		AUD	1/11/19	555,310	—
Indonesian Rupiah	JPHQ		Sell	104,632,000,000	9,449,291		AUD	1/11/19	—	(601,941)
Japanese Yen	DBAB		Sell	23,005,000	205,109			1/11/19	—	(4,980)
Australian Dollar	JPHQ		Sell	7,149,619	5,078,446			1/14/19	39,644	—
Euro	BOFA		Sell	208,570	243,266			1/15/19	3,968	—
Euro	DBAB		Sell	3,684,803	4,299,465			1/15/19	71,797	—
Euro	GSCO		Sell	247,466	288,385			1/15/19	4,460	—

franklintempleton.com	Annual Report	19

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS

Templeton International Bond Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty	[a]	Type	Quantity	Contract Amount	*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Exchange Contracts (continued)
Japanese Yen	CITI		Sell	7,840,000	70,007			1/15/19	$ —	$ (1,614)
Euro	BOFA		Sell	473,307	550,990			1/16/19	7,906	—
Euro	GSCO		Sell	191,000	222,498			1/16/19	3,339	—
Euro	HSBK		Sell	396,000	460,956			1/16/19	6,575	—
Euro	SCNY		Sell	327,000	382,052			1/17/19	6,810	—
Euro	DBAB		Sell	3,464,889	4,015,841			1/22/19	38,014	—
Euro	GSCO		Sell	277,029	320,941			1/22/19	2,901	—
Euro	MSCO		Sell	403,500	467,596			1/22/19	4,362	—
Euro	UBSW		Sell	140,305	162,665			1/22/19	1,590	—
Japanese Yen	BZWS		Sell	9,374,353	84,150			1/22/19	—	(1,537)
Japanese Yen	SCNY		Sell	37,130,000	343,161			1/22/19	3,771	—
Euro	MSCO		Sell	403,500	466,204			1/23/19	2,929	—
Euro	DBAB		Sell	922,000	1,066,768			1/24/19	8,088	—
Euro	UBSW		Sell	573,000	663,408			1/24/19	5,465	—
Japanese Yen	BZWS		Sell	20,800,000	192,461			1/24/19	2,306	—
Japanese Yen	DBAB		Sell	7,860,000	72,476			1/24/19	620	—
Euro	DBAB		Sell	434,885	502,388			1/25/19	2,990	—
Euro	HSBK		Sell	677,192	781,791			1/25/19	4,141	—
Euro	JPHQ		Sell	2,061,845	2,382,782			1/25/19	15,073	—
Japanese Yen	JPHQ		Sell	623,484,220	5,783,766			1/25/19	83,361	—
Euro	BOFA		Sell	118,760	136,527			1/28/19	113	—
Mexican Peso	DBAB		Buy	197,350,000	8,617,904		EUR	1/28/19	96,777	—
Euro	CITI		Sell	805,010	927,299			1/29/19	2,542	—
Euro	BOFA		Sell	118,760	135,851			1/30/19	—	(587)
Euro	SCNY		Sell	670,194	766,568			1/30/19	—	(3,388)
South Korean Won	DBAB		Sell	57,386,667,500	50,601,065			1/30/19	—	(970,636)
Brazilian Real	DBAB		Buy	8,737,100	2,080,856		EUR	1/31/19	—	(138,506)
Euro	BZWS		Sell	2,023,992	2,324,079			1/31/19	—	(1,375)
Euro	DBAB		Sell	3,689,068	4,233,575			1/31/19	—	(4,960)
Euro	GSCO		Sell	1,005,086	1,153,296			1/31/19	—	(1,492)
Euro	HSBK		Sell	810,000	929,927			1/31/19	—	(718)
Euro	JPHQ		Sell	1,228,000	1,408,139			1/31/19	—	(2,765)
Indian Rupee	DBAB		Buy	118,000,000	1,384,796		EUR	1/31/19	100,735	—
Japanese Yen	BZWS		Sell	100,997,000	906,512			1/31/19	—	(17,333)
Japanese Yen	HSBK		Sell	40,858,365	383,755			1/31/19	10,013	—
Japanese Yen	MSCO		Sell	11,745,000	106,041			1/31/19	—	(1,393)
Euro	CITI		Sell	442,000	506,839			2/01/19	—	(1,034)
Euro	JPHQ		Sell	5,133,700	5,873,107			2/01/19	—	(25,690)
Australian Dollar	BOFA		Sell	10,100,000	7,256,143			2/05/19	134,912	—
Euro	JPHQ		Sell	723,010	830,370			2/05/19	—	(653)
Mexican Peso	CITI		Buy	42,756,760	1,773,955		EUR	2/05/19	124,104	—
Japanese Yen	MSCO		Sell	16,900,000	157,108			2/06/19	2,452	—
Japanese Yen	SCNY		Sell	30,300,000	281,703			2/06/19	4,421	—
Euro	JPHQ		Sell	247,137	282,876			2/08/19	—	(1,248)
Japanese Yen	BZWS		Sell	15,100,000	135,075			2/08/19	—	(3,129)
Euro	JPHQ		Sell	186,425	213,506			2/11/19	—	(870)
Australian Dollar	JPHQ		Sell	3,574,810	2,535,434			2/13/19	14,642	—
Japanese Yen	CITI		Sell	44,099,000	392,775			2/13/19	—	(10,992)
Euro	HSBK		Sell	152,000	174,974			2/14/19	143	—

20	Annual Report	franklintempleton.com

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS

Templeton International Bond Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty	[a]	Type	Quantity	Contract Amount	*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Exchange Contracts (continued)
Japanese Yen	CITI		Sell	29,073,000	274,422			2/14/19	$ 8,213	$ —
Euro	JPHQ		Sell	735,695	836,242			2/15/19	—	(10,021)
Japanese Yen	CITI		Sell	1,461,342,500	12,937,043			2/15/19	—	(444,826)
Japanese Yen	JPHQ		Sell	8,460,000	77,352			2/15/19	—	(118)
Euro	BOFA		Sell	989,468	1,127,677			2/19/19	—	(10,855)
Euro	DBAB		Sell	1,328,838	1,513,028			2/19/19	—	(16,000)
Euro	GSCO		Sell	582,885	664,605			2/19/19	—	(6,091)
Euro	JPHQ		Sell	3,955,910	4,498,641			2/19/19	—	(53,228)
Japanese Yen	GSCO		Sell	986,950,488	8,779,995			2/19/19	—	(260,386)
Japanese Yen	HSBK		Sell	15,273,000	139,727			2/19/19	—	(172)
Japanese Yen	SCNY		Sell	34,402,400	313,376			2/19/19	—	(1,747)
Euro	JPHQ		Sell	2,629,256	3,024,906			2/20/19	—	(684)
Euro	BOFA		Sell	781,000	899,845			2/21/19	1,046	—
Euro	CITI		Sell	48,798	56,240			2/21/19	81	—
Euro	GSCO		Sell	276,962	319,727			2/21/19	991	—
Euro	JPHQ		Sell	2,638,313	3,041,782			2/21/19	5,532	—
Euro	SCNY		Sell	388,000	448,179			2/21/19	1,657	—
Euro	UBSW		Sell	200,326	230,915			2/21/19	374	—
Japanese Yen	CITI		Sell	38,789,000	356,192			2/21/19	836	—
Japanese Yen	DBAB		Sell	40,563,000	372,606			2/21/19	998	—
Mexican Peso	CITI		Buy	217,062,136	9,511,092		EUR	2/22/19	8,658	—
Australian Dollar	BNDP		Sell	5,500,000	3,993,127			2/28/19	113,934	—
Euro	BNDP		Sell	14,000,000	16,045,120			2/28/19	—	(75,319)
Euro	BZWS		Sell	1,011,996	1,160,152			2/28/19	—	(5,121)
Euro	DBAB		Sell	3,690,518	4,205,585			2/28/19	—	(43,898)
Euro	SCNY		Sell	683,487	780,405			2/28/19	—	(6,602)
Japanese Yen	BNDP		Sell	1,902,745,000	16,934,704			2/28/19	—	(505,718)
Japanese Yen	BZWS		Sell	17,800,000	157,776			2/28/19	—	(5,378)
Japanese Yen	DBAB		Sell	48,601,058	430,107			2/28/19	—	(15,366)
Japanese Yen	HSBK		Sell	53,185,000	472,095			2/28/19	—	(15,395)
Japanese Yen	JPHQ		Sell	46,880,000	416,889			2/28/19	—	(12,810)
Euro	BNDP		Sell	2,850,000	3,266,870			3/04/19	—	(15,933)
Euro	BOFA		Sell	1,804,621	2,069,199			3/04/19	—	(9,473)
Euro	GSCO		Sell	724,793	831,200			3/04/19	—	(3,661)
Japanese Yen	HSBK		Sell	27,402,000	243,389			3/04/19	—	(7,865)
Japanese Yen	JPHQ		Sell	35,000,000	311,472			3/04/19	—	(9,450)
Euro	GSCO		Sell	399,000	455,985			3/05/19	—	(3,648)
Euro	SCNY		Sell	337,841	386,236			3/05/19	—	(2,944)
Brazilian Real	JPHQ		Buy	79,379,361	18,607,445			3/06/19	1,798,123	—
Brazilian Real	JPHQ		Sell	79,379,361	19,965,632			3/06/19	—	(439,936)
Euro	BOFA		Sell	1,852,228	2,126,127			3/06/19	—	(7,766)
Euro	DBAB		Sell	3,493,966	3,999,306			3/06/19	—	(25,980)
Euro	UBSW		Sell	596,154	684,924			3/06/19	—	(1,885)
Mexican Peso	CITI		Buy	23,897,760	1,011,181		EUR	3/07/19	38,684	—
Euro	BZWS		Sell	736,000	843,106			3/11/19	—	(5,197)
Euro	DBAB		Sell	780,000	896,345			3/11/19	—	(2,672)
Japanese Yen	BOFA		Sell	15,120,000	135,150			3/11/19	—	(3,581)
Euro	DBAB		Sell	3,684,803	4,236,731			3/12/19	—	(10,702)
Japanese Yen	CITI		Sell	9,278,000	82,646			3/13/19	—	(2,499)

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TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS

Templeton International Bond Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty	[a]	Type	Quantity	Contract Amount	*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Exchange Contracts (continued)
Euro	JPHQ		Sell	723,010	827,384			3/14/19	$ —	$ (6,172)
Japanese Yen	JPHQ		Sell	1,947,650,700	17,317,377			3/14/19	—	(558,090)
Japanese Yen	SCNY		Sell	42,686,000	380,026			3/14/19	—	(11,745)
Euro	BOFA		Sell	494,734	562,245			3/18/19	—	(8,337)
Euro	GSCO		Sell	247,466	283,460			3/18/19	—	(1,946)
Japanese Yen	CITI		Sell	1,492,610,500	13,245,338			3/18/19	—	(459,015)
Japanese Yen	GSCO		Sell	987,128,463	8,760,225			3/18/19	—	(303,062)
Japanese Yen	JPHQ		Sell	172,858,450	1,534,361			3/18/19	—	(52,734)
Japanese Yen	MSCO		Sell	6,000,000	53,217			3/18/19	—	(1,872)
Japanese Yen	DBAB		Sell	2,877,432,000	25,673,248			3/19/19	—	(748,319)
Japanese Yen	CITI		Sell	18,818,061	170,015			3/20/19	—	(2,796)
South Korean Won	CITI		Sell	955,000,000	850,098			3/20/19	—	(9,840)
Euro	GSCO		Sell	276,962	319,018			3/21/19	—	(491)
Japanese Yen	JPHQ		Sell	51,050,000	458,061			3/22/19	—	(10,832)
Japanese Yen	JPHQ		Sell	18,778,488	169,434			3/25/19	—	(3,096)
Japanese Yen	SCNY		Sell	23,295,000	209,956			3/25/19	—	(4,070)
Japanese Yen	CITI		Sell	16,634,000	149,872			3/26/19	—	(2,969)
Japanese Yen	HSBK		Sell	34,880,000	313,923			3/26/19	—	(6,571)
Euro	BZWS		Sell	1,011,996	1,157,051			3/28/19	—	(11,148)
Japanese Yen	CITI		Sell	49,873,000	450,595			4/15/19	—	(8,458)
Japanese Yen	HSBK		Sell	28,700,000	260,794			4/17/19	—	(3,417)
Japanese Yen	GSCO		Sell	986,950,489	8,931,921			4/18/19	—	(154,685)
Japanese Yen	JPHQ		Sell	44,076,000	398,235			4/23/19	—	(7,732)
Japanese Yen	BZWS		Sell	13,651,450	123,736			4/26/19	—	(2,034)
Japanese Yen	GSCO		Sell	33,200,000	300,238			4/30/19	—	(5,734)
Japanese Yen	CITI		Sell	77,248,911	695,704			5/07/19	—	(16,642)
Japanese Yen	BZWS		Sell	9,374,352	83,656			5/20/19	—	(2,884)
Japanese Yen	BOFA		Sell	23,333,000	209,823			5/21/19	—	(5,594)
South Korean Won	GSCO		Sell	4,520,000,000	4,083,108			6/07/19	—	(594)
Mexican Peso	CITI		Buy	82,331,810	3,424,588		EUR	6/14/19	96,966	—
Mexican Peso	CITI		Buy	11,498,540	459,886		EUR	9/06/19	22,849	—
Mexican Peso	CITI		Buy	11,498,540	449,531		EUR	12/06/19	22,258	—

Total Forward Exchange Contracts									$3,692,117	$(6,278,845)

Net unrealized appreciation (depreciation)										$(2,586,728)

*In U.S. dollars unless otherwise indicated.

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

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TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS

Templeton International Bond Fund (continued)

At December 31, 2018, the Fund had the following interest rate swap contracts outstanding. See Note 1(c).

Interest Rate Swap Contracts

Description	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Centrally Cleared Swap Contracts
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.970%	Semi-Annual	1/23/25	$15,050,000	$470,652
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.973%	Semi-Annual	1/27/25	8,880,000	275,205
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.937%	Semi-Annual	1/29/25	2,220,000	73,889
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.942%	Semi-Annual	1/30/25	1,880,000	62,059
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.817%	Semi-Annual	2/03/25	2,960,000	120,264
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.449%	Semi-Annual	7/02/25	4,540,000	15,196
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.310%	Semi-Annual	7/29/25	7,284,000	91,789
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.752%	Semi-Annual	7/29/45	5,970,000	59,971
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.378%	Semi-Annual	11/18/46	21,600,000	2,001,064
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.980%	Semi-Annual	2/20/48	5,060,000	(195,430)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.002%	Semi-Annual	2/22/48	5,060,000	(203,244)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.019%	Semi-Annual	2/23/48	5,060,000	(220,843)

Total Interest Rate Swap Contracts				$2,550,572

See Note 9 regarding other derivative information.

See Abbreviations on page 39.

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TEMPLETON INCOME TRUST

Financial Statements

Statement of Assets and Liabilities

December 31, 2018

Templeton International Bond Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$272,108,239
Cost - Non-controlled affiliates (Note 3f)	93,932,011

Value - Unaffiliated issuers	$251,880,047
Value - Non-controlled affiliates (Note 3f)	93,932,011
Cash	1,283
Foreign currency, at value (cost $161,359)	161,481
Receivables:
Investment securities sold	39,136,306
Capital shares sold	3,435,483
Interest	4,702,690
Affiliates	297,249
Deposits with brokers for:
OTC derivative contracts	2,390,000
Centrally cleared swap contracts	4,792,457
Unrealized appreciation on OTC forward exchange contracts	3,692,117
Other assets	40

Total assets	404,421,164

Liabilities:
Payables:
Capital shares redeemed	1,934,139
Management fees	197,749
Distribution fees	26,397
Transfer agent fees	183,333
Variation margin on centrally cleared swap contracts	394,773
Unrealized depreciation on OTC forward exchange contracts	6,278,845
Deferred tax	219,716
Accrued expenses and other liabilities	169,162

Total liabilities	9,404,114

Net assets, at value	$395,017,050

Net assets consist of:
Paid-in capital	$419,190,152
Total distributable earnings (loss)	(24,173,102)

Net assets, at value	$395,017,050

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TEMPLETON INCOME TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)

December 31, 2018

Templeton International Bond Fund

Class A:
Net assets, at value	$ 38,856,181

Shares outstanding	3,830,421

Net asset value per share[a]	$10.14

Maximum offering price per share (net asset value per share ÷ 95.75%)	$10.59

Class C:
Net assets, at value	$ 8,654,373

Shares outstanding	852,180

Net asset value and maximum offering price per share[a]	$10.16

Class R:
Net assets, at value	$ 300,195

Shares outstanding	29,608

Net asset value and maximum offering price per share	$10.14

Class R6:
Net assets, at value	$ 903,571

Shares outstanding	89,036

Net asset value and maximum offering price per share	$10.15

Advisor Class:
Net assets, at value	$346,302,730

Shares outstanding	34,103,355

Net asset value and maximum offering price per share	$10.15

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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TEMPLETON INCOME TRUST

FINANCIAL STATEMENTS

Statement of Operations

for the year ended December 31, 2018

Templeton International Bond Fund

Investment income:
Dividends:
Non-controlled affiliates (Note 3f)	$1,524,470
Interest: (net of foreign taxes)~
Unaffiliated issuers	17,143,791

Total investment income	18,668,261

Expenses:
Management fees (Note 3a)	2,567,177
Distribution fees: (Note 3c)
Class A	137,012
Class C	59,658
Class R	1,275
Transfer agent fees: (Note 3e)
Class A	106,479
Class C	17,818
Class R	496
Class R6	1,386
Advisor Class	611,621
Custodian fees (Note 4)	187,778
Reports to shareholders	51,287
Registration and filing fees	82,005
Professional fees	82,248
Trustees’ fees and expenses	5,839
Other	147,382

Total expenses	4,059,461
Expense reductions (Note 4)	(44,151)
Expenses waived/paid by affiliates (Note 3f and 3g)	(1,011,854)

Net expenses	3,003,456

Net investment income	15,664,805

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:#
Unaffiliated issuers	(1,288,490)
Foreign currency transactions	(473,590)
Forward exchange contracts	10,256,428
Swap contracts	170,454

Net realized gain (loss)	8,664,802

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(22,857,822)
Translation of other assets and liabilities denominated in foreign currencies	262,577
Forward exchange contracts	4,639,095
Swap contracts	1,810,828
Change in deferred taxes on unrealized appreciation	173,078

Net change in unrealized appreciation (depreciation)	(15,972,244)

Net realized and unrealized gain (loss)	(7,307,442)

Net increase (decrease) in net assets resulting from operations	$8,357,363

~Foreign taxes withheld on interest	$629,680
#Net of foreign taxes	$71,694

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TEMPLETON INCOME TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Templeton International Bond Fund

	Year Ended December 31,
	2018	2017

Increase (decrease) in net assets:
Operations:
Net investment income	$15,664,805	$14,985,297
Net realized gain (loss)	8,664,802	(4,065,661)
Net change in unrealized appreciation (depreciation)	(15,972,244)	(3,564,134)

Net increase (decrease) in net assets resulting from operations	8,357,363	7,355,502

Distributions to shareholders: (Note 1e)
Class A	(2,745,753)	(2,135,713)
Class C	(470,373)	(226,565)
Class R	(15,612)	(7,288)
Class R6	(32,375)	(4,040)
Advisor Class	(19,892,585)	(7,732,320)

Distributions to shareholders from tax return of capital:
Class A	(47,963)	—
Class C	(7,864)	—
Class R	(264)	—
Class R6	(519)	—
Advisor Class	(349,247)	—

Total distributions to shareholders	(23,562,555)	(10,105,926)

Capital share transactions: (Note 2)
Class A	(30,563,885)	(13,408,837)
Class C	(727,704)	(1,837,725)
Class R	24,790	(724,335)
Class R6	512,109	424,421
Advisor Class	83,207,905	29,536,606

Total capital share transactions	52,453,215	13,990,130

Net increase (decrease) in net assets	37,248,023	11,239,706
Net assets:
Beginning of year	357,769,027	346,529,321

End of year (Note 1e)	$395,017,050	$357,769,027

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	27

TEMPLETON INCOME TRUST

Notes to Financial Statements

Templeton International Bond Fund

1. Organization and Significant Accounting Policies

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Templeton International Bond Fund (Fund) is included in this report. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Beginning on October 19, 2018, Class C shares automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton International Bond Fund (continued)

may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counter-parties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton International Bond Fund (continued)

1. Organization and Significant Accounting Policies (continued)

c. Derivative Financial Instruments (continued)

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The Fund invests in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains in the Statement of Operations. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

See Note 9 regarding other derivative information.

d. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of December 31, 2018, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.*

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton International Bond Fund (continued)

an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income in the Statement of Operations.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.

Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

*Effective during the current reporting period, it is no longer required to present certain line items in the Statements of Changes in Net Assets. The below prior period amounts affected by this change are shown as they were in the prior year Statements of Changes in Net Assets.

For the year ended December 31, 2017, distributions to shareholders were as follows:

Distributions from net investment income:
Class A	$(2,135,713)
Class C	(226,565)
Class R	(7,288)
Class R6	(4,040)
Advisor Class	(7,732,320)

For the year ended December 31, 2017, undistributed net investment income (loss) included in net assets was $(4,612,723).

2. Shares of Beneficial Interest

At December 31, 2018, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Year Ended December 31,
	2018 2017[a]
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold[b]	990,869	$10,336,479	1,636,962	$17,770,560
Shares issued in reinvestment of distributions	263,605	2,722,088	194,303	2,102,871
Shares redeemed	(4,166,864)	(43,622,452)	(3,078,899)	(33,282,268)

Net increase (decrease)	(2,912,390)	$(30,563,885)	(1,247,634)	$(13,408,837)

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton International Bond Fund (continued)

2. Shares of Beneficial Interest (continued)

	Year Ended December 31,
	2018		2017[a]
	Shares	Amount	Shares	Amount

Class C Shares:
Shares sold	222,908	$2,316,379	116,561	$1,258,227
Shares issued in reinvestment of distributions	42,066	433,646	18,551	200,916
Shares redeemed[b]	(332,687)	(3,477,729)	(304,164)	(3,296,868)

Net increase (decrease)	(67,713)	$(727,704)	(169,052)	$(1,837,725)

Class R Shares:
Shares sold	12,933	$135,523	6,017	$64,972
Shares issued in reinvestment of distributions	1,546	15,876	675	7,288
Shares redeemed	(11,934)	(126,609)	(74,817)	(796,595)

Net increase (decrease)	2,545	$24,790	(68,125)	$(724,335)

Class R6 Shares:
Shares sold	102,222	$1,047,050	41,387	$448,560
Shares issued in reinvestment of distributions	2,924	30,112	371	3,972
Shares redeemed	(55,252)	(565,053)	(2,616)	(28,111)

Net increase (decrease)	49,894	$512,109	39,142	$424,421

Advisor Class Shares:
Shares sold	14,008,769	$146,073,459	16,643,696	$181,321,450
Shares issued in reinvestment of distributions	1,770,136	18,240,077	673,632	7,293,102
Shares redeemed	(7,774,997)	(81,105,631)	(14,686,688)	(159,077,946)

Net increase (decrease)	8,003,908	$83,207,905	2,630,640	$29,536,606

aFor the period August 1, 2017 (effective date) to December 31, 2017 for Class R6.

bMay include a portion of Class C shares that were automatically converted to Class A.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation

Franklin Advisers, Inc. (Advisers)	Investment manager

Franklin Templeton Services, LLC (FT Services)	Administrative manager

Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets

0.700%	Up to and including $200 million

0.650%	Over $200 million, up to and including $1.3 billion

0.600%	In excess of $1.3 billion

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton International Bond Fund (continued)

For the year ended December 31, 2018, the gross effective investment management fee rate was 0.676% of the Fund’s average daily net assets.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	0.65%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the year:

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$5,389
CDSC retained	$ 131

Effective on or about March 1, 2019, certain front-end sales charges on Class A shares will be lowered. Further details are disclosed in the Fund’s Prospectus.

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the year ended December 31, 2018, the Fund paid transfer agent fees of $737,800, of which $152,782 was retained by Investor Services.

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton International Bond Fund (continued)

3. Transactions with Affiliates (continued)

f. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2018, the Fund held investments in affiliated management investment companies as follows:

	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Year	Value at End of Year	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.99%	56,018,858	205,341,213	(167,428,060)	93,932,011	$93,932,011	$1,524,470	$ —	$ —

g. Waiver and Expense Reimbursements

Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for Class A, Class C, Class R and Advisor Class of the Fund do not exceed 0.74%, and for Class R6 do not exceed 0.63%, based on the average net assets of each class until April 30, 2019. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.

Prior to May 1, 2018, the expenses (excluding certain fees and expenses as previously disclosed) for Class R6 were limited to 0.68% based on the average net assets of the class.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended December 31, 2018, the custodian fees were reduced as noted in the Statement of Operations.

5. Income Taxes

During the year ended December 31, 2018, the Fund utilized $594,240 of capital loss carryforwards.

For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2018, the Fund deferred late-year ordinary losses of $4,986,769.

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NOTES TO FINANCIAL STATEMENTS

Templeton International Bond Fund (continued)

The tax character of distributions paid during the years ended December 31, 2018 and 2017, was as follows:

	2018	2017

Distributions paid from:
Ordinary income	$22,662,039	$ 10,105,926
Long term capital gain	494,659	—

	$23,156,698	$ 10,105,926

Return of capital	405,857	—

	$23,562,555	$ 10,105,926

At December 31, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$365,349,241

Unrealized appreciation	$ 14,814,754
Unrealized depreciation	(34,078,521)

Net unrealized appreciation (depreciation)	$ (19,263,767)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions and tax straddles.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2018, aggregated $102,896,946 and $111,566,741, respectively.

7. Credit Risk

At December 31, 2018, the Fund had 20.2% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

8. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton International Bond Fund (continued)

9. Other Derivative Information

At December 31, 2018, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Variation margin on centrally cleared swap contracts	$3,170,089	[a]	Variation margin on centrally cleared swap contracts	$619,517	[a]

Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	3,692,117		Unrealized depreciation on OTC forward exchange contracts	6,278,845

Value recovery instruments	Investments in securities, at value	1,810,122	[b]

Totals		$8,672,328			$6,898,362

aThis amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

bVRI are included in investments in securities, at value in the Statement of Assets and Liabilities.

For the year ended December 31, 2018, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Location	Net Realized Gain (Loss) for the Year		Statement of Operations Location	Net Change in Unrealized Appreciation (Depreciation) for the Year

	Net realized gain (loss) from:			Net change in unrealized appreciation (depreciation) on:
Interest rate contracts	Swap contracts	$170,454		Swap contracts	$1,810,828

Foreign exchange contracts	Forward exchange contracts	10,256,428		Forward exchange contracts	4,639,095

Value recovery instruments	Investments	252,668	[a]	Investments	(241,082)[a]

Totals		$10,679,550			$6,208,841

aVRI are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended December 31, 2018, the average month end notional amount of swap contracts represented $84,909,538. The average month end contract value of forward exchange contracts and fair value of VRI, was $450,571,855 and $2,814,970, respectively.

At December 31, 2018, the Fund’s OTC derivative assets and liabilities are as follows:

	Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
	Assets[a]	Liabilities[a]

Derivatives

Forward exchange contracts	$3,692,117	$6,278,845

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS

Templeton International Bond Fund (continued)

At December 31, 2018, the Fund’s OTC derivative assets, which may be offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received[a,b]	Cash Collateral Received	Net Amount (Not less than zero)

Counterparty
BNDP	$ 113,934	$ (113,934)	$ —	$ —	$—
BOFA	147,945	(46,193)	(101,752)	—	—
BZWS	2,306	(2,306)	—	—	—
CITI	385,780	(385,780)	—	—	—
DBAB	380,967	(380,967)	—	—	—
GSCO	24,015	(24,015)	—	—	—
HSBK	73,774	(43,188)	—	—	30,586
JPHQ	2,520,125	(1,807,542)	(712,583)	—	—
MSCO	9,743	(3,265)	—	—	6,478
SCNY	16,659	(16,659)	—	—	—
UBSW	16,869	(1,885)	—	—	14,984

Total	$3,692,117	$(2,825,734)	$(814,335)	$ —	$52,048

At December 31, 2018, the Fund’s OTC derivative liabilities, which may be offset against the Fund’s OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged	Cash Collateral Pledged	Net Amount (Not less than zero)

Counterparty
BNDP	$ 596,970	$(113,934)	$ —	$(330,000)	$153,036
BOFA	46,193	(46,193)	—	—	—
BZWS	55,136	(2,306)	—	—	52,830
CITI	960,685	(385,780)	—	(340,000)	234,905
DBAB	1,982,019	(380,967)	—	(1,230,000)	371,052
GSCO	744,286	(24,015)	—	(490,000)	230,271
HSBK	43,188	(43,188)	—	—	—
JPHQ	1,807,542	(1,807,542)	—	—	—
MSCO	3,265	(3,265)	—	—	—
SCNY	37,676	(16,659)	—	—	21,017
UBSW	1,885	(1,885)	—	—	—

Total	$6,278,845	$(2,825,734)	$ —	$(2,390,000)	$1,063,111

a At December 31, 2018, the Fund received U.S. Treasury Bonds and Notes as collateral for derivatives.

b In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

See Note 1(c) regarding derivative financial instruments.

See Abbreviations on page 39.

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton International Bond Fund (continued)

10. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 8, 2019. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective February 8, 2019, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 7, 2020, for a total of $2 billion.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2018, the Fund did not use the Global Credit Facility.

11. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

• Level 1 – quoted prices in active markets for identical financial instruments

• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of December 31, 2018, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:[a]
Foreign Government and Agency Securities	$—	$214,551,833	$—	$214,551,833
Short Term Investments	93,932,011	37,328,214	—	131,260,225

Total Investments in Securities	$93,932,011	$251,880,047	$—	$345,812,058

Other Financial Instruments:
Forward Exchange Contracts	$—	$3,692,117	$—	$3,692,117
Swap Contracts	—	3,170,089	—	3,170,089

Total Other Financial Instruments	$—	$6,862,206	$—	$6,862,206

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$6,278,845	$—	$6,278,845
Swap Contracts	—	619,517	—	619,517

Total Other Financial Instruments	$—	$6,898,362	$—	$6,898,362

aFor detailed categories, see the accompanying Statement of Investments.

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NOTES TO FINANCIAL STATEMENTS

Templeton International Bond Fund (continued)

12. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

Abbreviations

Counterparty		Currency		Selected Portfolio

BNDP	BNP Paribas	ARS	Argentine Peso	BADLAR	Argentina Deposit Rates Badlar Private
BOFA	Bank of America Corp.	AUD	Australian Dollar		Banks ARS
BZWS	Barclays Bank PLC	BRL	Brazilian Real	FRN	Floating Rate Note
CITI	Citigroup, Inc.	COP	Colombian Peso	GDP	Gross Domestic Product
DBAB	Deutsche Bank AG	EUR	Euro	LIBOR	London InterBank Offered Rate
GSCO	The Goldman Sachs Group, Inc.	GHS	Ghanaian Cedi	VRI	Value Recovery Instrument
HSBK	HSBC Bank PLC	IDR	Indonesian Rupiah
JPHQ	JP Morgan Chase & Co.	INR	Indian Rupee
MSCO	Morgan Stanley	KRW	South Korean Won
SCNY	Standard Chartered Bank	MXN	Mexican Peso
UBSW	UBS AG	PHP	Philippine Peso
		THB	Thai Baht
		USD	United States Dollar

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TEMPLETON INCOME TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Templeton Income Trust and Shareholders of Templeton International Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Templeton International Bond Fund (the “Fund”) as of December 31, 2018, the related statement of operations for the year ended December 31, 2018, the statement of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 15, 2019

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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Tax Information (unaudited)

Templeton International Bond Fund

Under Section 852(b)(3)(C) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $494,659 as a long term capital gain dividend for the fiscal year ended December 31, 2018.

At December 31, 2018, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. The Fund elects to treat foreign taxes paid as allowed under Section 853 of the Internal Revenue Code. This election will allow shareholders of record as of the first distribution in 2019, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Harris J. Ashton (1932) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Trustee	Since 1992	136	Bar-S Foods (meat packing company) (1981-2010).
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Ann Torre Bates (1958) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Trustee	Since 2008	38

Ares Capital Corporation (specialty finance company) (2010-present), United Natural Foods, Inc. (distributor of natural, organic and specialty foods) (2013-present), Allied Capital Corporation (financial services) (2003-2010), SLM Corporation (Sallie Mae) (1997-2014) and Navient Corporation (loan management, servicing and asset recovery) (2014-2016).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).

Mary C. Choksi (1950) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Trustee	Since 2016	136

Avis Budget Group Inc. (car rental) (2007-present), Omnicom Group Inc. (advertising and marketing communications services) (2011-present) and White Mountains Insurance Group, Ltd. (holding company) (2017-present).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Founder and Senior Advisor, Strategic Investment Group (investment management group) (2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Edith E. Holiday (1952) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Lead Independent Trustee	Trustee since 2001 and Lead Independent Trustee since 2007	136

Hess Corporation (exploration of oil and gas) (1993-present), Canadian National Railway (railroad) (2001-present), White Mountains Insurance Group, Ltd. (holding company) (2004-present), Santander Consumer USA Holdings, Inc. (consumer finance) (2016-present), RTI International Metals, Inc. (manufacture and distribution of titanium) (1999-2015) and H.J. Heinz Company (processed foods and allied products) (1994-2013).

Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).

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Independent Board Members (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

J. Michael Luttig (1954) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Trustee	Since 2009	136	Boeing Capital Corporation (aircraft financing) (2006-2013).
Principal Occupation During at Least the Past 5 Years:
Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (aerospace company) (2006-present); and formerly, Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

David W. Niemiec (1949) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Trustee	Since 2005	38	Hess Midstream Partners LP (oil and gas midstream infrastructure) (2017-present).
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly, Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial Officer, Dillon, Read & Co. Inc. (1982-1997).

Larry D. Thompson (1945) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Trustee	Since 2005	136

The Southern Company (energy company) (2014-present; previously 2010-2012), Graham Holdings Company (education and media organization) (2011-present) and Cbeyond, Inc. (business communications provider) (2010-2012).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); Independent Compliance Monitor and Auditor, Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-present); John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly, Executive Vice President – Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

Constantine D. Tseretopoulos Trustee (1954) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923		Since 2003	24	None
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and formerly, Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center (1982-1985).

Robert E. Wade (1946) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Trustee	Since 2006	38	El Oro Ltd (investments) (2003-present).
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in private practice as a sole practitioner (1972-2008) and member of various boards.

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TEMPLETON INCOME TRUST

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

**Gregory E. Johnson (1961) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	150	None
Principal Occupation During at Least the Past 5 Years:
Chairman of the Board, Member – Office of the Chairman, Director and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments; Vice Chairman, Investment Company Institute; and formerly, President, Franklin Resources, Inc. (1994-2015).

**Rupert H. Johnson, Jr. (1940) One Franklin Parkway San Mateo, CA 94403-1906	Chairman of the Board, Trustee and Vice President	Chairman of the Board, Trustee since 2013 and Vice President since 1996	136	None
Principal Occupation During at Least the Past 5 Years:
Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 40 of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2012	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments.

Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 44 of the investment companies in Franklin Templeton Investments.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 44 of the investment companies in Franklin Templeton Investments.

Michael Hasenstab, Ph.D. (1973) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive 2018 Officer – Investment Management	Since December	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years:
Executive Vice President, Franklin Advisers, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of four of the investment companies in Franklin Templeton Investments.

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2017	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 44 of the investment companies in Franklin Templeton Investments; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton Investments (2009-2017).

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TEMPLETON INCOME TRUST

Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Robert G. Kubilis (1973) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2017	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting, Franklin Templeton Investments; and officer of 16 of the investment companies in Franklin Templeton Investments.

Robert Lim (1948) One Franklin Parkway San Mateo, CA 94403-1906	Vice President –AML Compliance	Since 2016	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 44 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2013	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Vice President and Corporate Secretary, Fiduciary Trust International of the South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 44 of the investment companies in Franklin Templeton Investments.

Robert C. Rosselot (1960) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Chief Compliance Officer	Since 2013	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 44 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments (2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2015	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; and officer of 44 of the investment companies in Franklin Templeton Investments.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2005	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President and Secretary	Vice President since 2011 and Secretary since 2013	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 44 of the investment companies in Franklin Templeton Investments.

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TEMPLETON INCOME TRUST

Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Christine Zhu (1975) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since December 2018	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Advisers, Inc.; and officer of four of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms. Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream Partners LP (2017-present). Mr. Niemiec was formerly a director of Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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TEMPLETON INCOME TRUST

TEMPLETON INTERNATIONAL BOND FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive the Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

franklintempleton.com	Annual Report	47

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Annual Report and Shareholder Letter

Templeton International Bond Fund

Investment Manager

Franklin Advisers, Inc.

Distributor

Franklin Templeton Distributors, Inc.

(800) DIAL BEN® / 342-5236

franklintempleton.com

Shareholder Services

(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2019 Franklin Templeton Investments. All rights reserved.	447 A 02/19

Item 2. Code of Ethics.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A

(d)	N/A

(f)	Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant has an audit committee financial expert serving on its audit committee.

(2)	The audit committee financial expert is David W. Niemiec and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $344,504 for the fiscal year ended December 31, 2018 and $366,962 for the fiscal year ended December 31, 2017.

(b)	Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)	Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $5,000 for the fiscal year ended

December 31, 2018 and $0 for the fiscal year ended December 31, 2017. The services for which these fees were paid included tax consulting services related to the operating agreement and term sheet for the launch of a new fund.

(d)	All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant, other than the services reported in paragraphs (a)-(c) of Item 4 were $16,176 for the fiscal year ended December 31, 2018 and $0 for the fiscal year ended December 31, 2017. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $16,500 for the fiscal year ended December 31, 2018 and $14,000 for the fiscal year ended December 31, 2017. The services for which these fees were paid included the issuance of an Auditor’s Certificate for South Korean regulatory shareholders disclosures, assets under management certification, and benchmarking services in connection with the ICI TA Survey.

(e)   (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

(iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

(iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $37,676 for the fiscal year ended December 31, 2018 and $14,000 for the fiscal year ended December 31, 2017.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer – Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer – Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON INCOME TRUST

By     /s/ MATTHEW T. HINKLE

      Matthew T. Hinkle

      Chief Executive Officer – Finance and Administration

Date February 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By     /s/ MATTHEW T. HINKLE

      Matthew T. Hinkle

      Chief Executive Officer – Finance and Administration

Date February 26, 2019

By     /s/ ROBERT G. KUBILIS

      Robert G. Kubilis

      Chief Financial Officer and Chief Accounting Officer

Date February 26, 2019